As filed with the Securities and Exchange Commission on July 24, 2024

File Nos. 033-85982 and 811-08846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 68

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 69

Tributary Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1620 Dodge Street
Omaha, NE 68197
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:

(800) 662-4203

Brittany Fahrenkrog
1620 Dodge Street
Omaha, NE 68197

(Name and Address of Agent for Service)

Copies to:

David E. Gardels
Husch Blackwell LLP
13330 California Street

Suite 200
Omaha, NE 68154

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]	on August 1, 2024, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on _________, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on , pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered:	Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary Balanced Fund, Tributary Small/Mid Cap Fund, and Tributary Small Company Fund

Tributary Funds

Prospectus

August 1, 2024

Tributary Short-Intermediate Bond Fund

Institutional Class: FOSIX

Institutional Plus Class: FOSPX

Tributary Income Fund

Institutional Class: FOINX

Institutional Plus Class: FOIPX

Tributary Nebraska Tax-Free Fund

Institutional Plus Class: FONPX

Tributary Balanced Fund

Institutional Class: FOBAX

Institutional Plus Class: FOBPX

Tributary Small/Mid Cap Fund

Institutional Class FSMCX

Institutional Plus Class FSMBX

Tributary Small Company Fund

Institutional Class: FOSCX

Institutional Plus Class: FOSBX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS

Tributary Funds

Table of Contents

Fund Risk/Return Summaries
Tributary Short-Intermediate Bond Fund	1
Tributary Income Fund	6
Tributary Nebraska Tax-Free Fund	11
Tributary Balanced Fund	15
Tributary Small/Mid Cap Fund	20
Tributary Small Company Fund	24
Key Fund Information
Principal Investment Objectives, Strategies, and Risks	28
Your Investment
Portfolio Holdings of the Funds	48
Buying, Selling, and Exchanging Shares	48
Transaction Policies	50
Distributions and Taxes	53
Management of the Funds	55
Financial Highlights	58
For More Information	Back Cover

PROSPECTUS

Tributary Short-Intermediate Bond Fund

Investment Objective

The Tributary Short-Intermediate Bond Fund (the “Fund”) seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital, and reduced price volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.83%	0.23%
Other Expenses	0.64%	0.23%
Shareholder Servicing Fee	0.19%	None
Total Annual Fund Operating Expenses	1.33%	0.73%
Fee Waiver(1)	(0.69)%	(0.28)%
Total Annual Fund Operating Expenses Less Fee Waiver(2)	0.64%	0.45%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.45%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2025, unless the Board of Directors approves a change in or elimination of the waiver.
(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the financial highlights due to a reduction in the expense cap during the Fund’s previous fiscal year.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$65	$353	$663	$1,541
Institutional Plus Class	$46	$205	$378	$880

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

The Fund invests primarily in debt securities rated within the four highest credit categories (Aaa, Aa, A, Baa, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser, First National Advisers, LLC. The Fund may invest up to 20% of its assets in bonds and other fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of one to five years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration.

1

Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed securities and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

●	Variable and Floating Interest Rate Risk: Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations.

2

PROSPECTUS

Tributary Short-Intermediate Bond Fund

Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

U.S. Treasury and Agency Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk: Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Sub-Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Derivatives Risk: Derivatives, such as futures contracts, options on futures contracts, and swaps agreements, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund’s use of derivatives may also expose the Fund to greater or different risks, including the following:

●	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

●	Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

●	Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

●	Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Repurchase Agreement Risk: The Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences

3

losses or delays in recovering its investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2024 was 1.79%.

Best Quarter	Worst Quarter
12/31/23	03/31/22
3.06%	-2.60%

Average Annual Total Returns

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	5.54%	1.64%	1.50%
Institutional Plus Class - Return (Before Taxes)	5.57%	1.79%	1.69%
Institutional Class - Return After Taxes on Distributions	4.40%	0.72%	0.62%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	3.26%	0.86%	0.76%
Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.61%	1.51%	1.27%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index (reflects no deduction for fees, expenses or taxes)	4.89%	1.54%	1.43%

4

PROSPECTUS

Tributary Short-Intermediate Bond Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Advisers, LLC (“FNA” or the “Sub-Adviser”)

Portfolio Managers:

Ronald Horner, Managing Director, Institutional Fixed Income, has managed the Fund since February 2006.

Travis Nordstrom, CFA, Senior Director, Institutional Fixed Income, has managed the Fund since May 2003.

Messrs. Horner and Nordstrom are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

PROSPECTUS

Tributary Income Fund

Investment Objective

The Tributary Income Fund (the “Fund”) seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	None	None
Total Other Expenses	1.36%	0.24%
Other Expenses	1.22%	0.24%
Shareholder Servicing Fee	0.14%	None
Total Annual Fund Operating Expenses	1.96%	0.84%
Fee Waiver(1)	(1.33)%	(0.35)%
Total Annual Fund Operating Expenses Less Fee Waiver(2)	0.63%	0.49%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.49%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2025, unless the Board of Directors approves a change in or elimination of the waiver.
(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of average net assets provided in the financial highlights due to the reduction in the expense cap during the Fund’s previous fiscal year.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$64	$486	$934	$2,178
Institutional Plus Class	$50	$233	$432	$1,005

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

The Fund invests primarily in debt securities rated within the four highest credit categories (Aaa, Aa, A, Baa, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser, First National Advisers, LLC. The Fund may invest up to 20% of its assets in fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration.

Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

6

PROSPECTUS

Tributary Income Fund

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

●	Variable and Floating Interest Rate Risk: Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-

7

rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

U.S. Treasury and Agency Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk: Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Sub-Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Derivatives Risk: Derivatives, such as futures contracts, options on futures contracts, and swaps agreements, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund’s use of derivatives may also expose the Fund to greater or different risks, including the following:

●	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

●	Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

●	Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

●	Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Repurchase Agreement Risk: The Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences losses or delays in recovering its investments. In a repurchase

8

PROSPECTUS

Tributary Income Fund

transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2024 was -0.13%.

Best Quarter	Worst Quarter
12/31/23	03/31/22
6.56%	-5.65%

Average Annual Total Returns

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	5.97%	0.97%	1.75%
Institutional Plus Class - Return (Before Taxes)	6.10%	1.15%	1.91%
Institutional Class - Return After Taxes on Distributions	4.66%	-0.12%	0.61%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	3.51%	0.30%	0.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Advisers, LLC (“FNA” or the “Sub-Adviser”)

Portfolio Managers:

Ronald Horner, Managing Director, Institutional Fixed Income, has managed the Fund since February 2006.

Travis Nordstrom, CFA, Senior Director, Institutional Fixed Income, has managed the Fund since May 2003.

9

Messrs. Horner and Nordstrom are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

PROSPECTUS

Tributary Nebraska Tax-Free Fund

Investment Objective

The Tributary Nebraska Tax-Free Fund (the “Fund”) seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Institutional Plus Class
Management Fees	0.40%
Distribution (12b-1) Fees	None
Total Other Expenses	0.35%
Other Expenses	0.35%
Shareholder Servicing Fee	None
Total Annual Fund Operating Expenses	0.75%
Fee Waiver(1)	(0.30)%
Total Annual Fund Operating Expenses Less Fee Waiver	0.45%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/ or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.45%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2025, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$210	$387	$902

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests not less than 80% of its assets, plus any borrowing for investment purposes, in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Fund will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to alternative minimum tax. The Fund invests primarily in debt securities within the four highest credit categories (Aaa, Aa, A, Baa or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser, First National Advisers, LLC.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and fifteen years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed-income securities. The Fund’s Sub-Adviser uses a longer–term, value-oriented strategy and looks for municipal securities that offer attractive yields for the assumed level of credit risk.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. These securities include revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations in an amount not to exceed 10% of its total assets.

The Fund may also invest in high yield or “junk bonds,” which are those bonds with a credit rating of below Baa3 (or equivalent) by an NRSRO.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit

11

Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

●	Prepayment and Reinvestment Risk: Certain municipal securities are exposed to prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during the period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium. If Interest rates decline when a debt security is held by the Fund or matures, the cash flows from the security will likely be reinvested at a lower interest rate.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds may be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Risk of Taxation: Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and

12

PROSPECTUS

Tributary Nebraska Tax-Free Fund

10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance information from December 31, 2007 to December 31, 2015 reflects the performance of the Fund’s predecessor common trust fund. The common trust fund had investment objectives, policies, restrictions and guidelines that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. The Fund commenced business on January 1, 2016. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance would have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. The predecessor common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Annual Total Returns – Institutional Plus Class (%)

Annual Returns as of December 31

The Institutional Plus Class’ total return for the six-month period ended June 30, 2024 was -1.20%.

Best Quarter	Worst Quarter
12/31/23	03/31/22
6.77%	-4.92%

Average Annual Total Returns

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Plus Class- Return (Before Taxes)	4.40%	1.51%	2.20%
Institutional Plus Class- Return After Taxes on Distributions	4.33%	1.47%	2.18%
Institutional Plus Class- Return After Taxes on Distributions and Sale of Fund Shares	3.41%	1.59%	2.31%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17) (reflects no deduction for fees, expenses or taxes)	5.26%	2.17%	2.58%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Advisers, LLC (“FNA” or the “Sub-Adviser”)

13

Portfolio Managers:

Ronald Horner, Managing Director, Institutional Fixed Income, has managed the Fund since December 2015.

Travis Nordstrom, CFA, Senior Director, Institutional Fixed Income, has managed the Fund since December 2015.

Messrs. Horner and Nordstrom are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the Fund may at its discretion redeem the shares after contacting the shareholder.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to distribute tax-exempt income. A portion of the Fund’s distributions, however, may be subject to federal income taxes or the alternative minimum tax. A redemption or exchange of Fund shares, and any capital gains distributed by the Fund, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

PROSPECTUS

Tributary Balanced Fund

Investment Objective

The Tributary Balanced Fund (the “Fund”) seeks capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.56%	0.32%
Other Expenses	0.38%	0.32%
Shareholder Servicing Fee	0.18%	None
Total Annual Fund Operating Expenses	1.31%	1.07%
Fee Waiver(1)	(0.36)%	(0.30)%
Total Annual Fund Operating Expenses Less Fee Waiver	0.95%	0.77%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.77%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2025, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$380	$684	$1,547
Institutional Plus Class	$79	$311	$561	$1,279

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s Sub-Adviser will allocate its assets among stocks, fixed income securities, and cash equivalents. The Fund will normally invest 25% to 75% of its assets in stocks and convertible securities and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

With respect to the equity portion of the Fund, the Sub-Adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The Sub-Adviser employs strategies to control the risks of the Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the Sub-Adviser intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (Aaa, Aa, A, Baa, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser. However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings (“junk” or “high yield” bonds) but not lower than a B rating by

15

an NRSRO at the time of purchase. In addition, the sub-adviser seeks to maintain a dollar-weighted average maturity of three years or more for its fixed income allocation.

Under normal market conditions, the Fund will invest no more than 75% of its fixed income portion in asset-backed and/or mortgage-backed securities.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Principal Risks – Equity Securities

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, warrants and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Warrants Risk. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. The market for warrants may be very limited.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Principal Risks – Fixed Income Securities

The fixed income portion of the Balanced Fund is subject to the following risks:

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the
16

PROSPECTUS

Tributary Balanced Fund

Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

●	Variable and Floating Interest Rate Risk: Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

U.S. Treasury and Agency Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed

17

only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Restricted Securities Risk: Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Sub-Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2024 was 10.01%.

Best Quarter	Worst Quarter
06/30/20	03/31/20
13.13%	-11.85%

Average Annual Total Returns

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	17.56%	9.75%	7.06%
Institutional Plus Class - Return (Before Taxes)	17.80%	9.97%	7.27%
Institutional Class - Return After Taxes on Distributions	15.90%	8.20%	5.49%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	11.37%	7.56%	5.36%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)	17.45%	9.95%	7.77%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

18

PROSPECTUS

Tributary Balanced Fund

	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	1.59%	1.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Advisers, LLC (“FNA” or the “Sub-Adviser”)

Portfolio Manager:

Ronald Horner, Managing Director, Institutional Fixed Income, has managed the Fund since October 2014.

Kurt Spieler, CFA, Senior Vice President, Investment Management, has managed the Fund since October 2014.

John Harris, CFA, Director, Growth Equities, has managed the Fund since August 2022.

Messrs. Horner, Spieler and Harris are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Horner is primarily responsible for the Fund’s fixed income allocations; Mr. Harris is primarily responsible for the Fund’s equity allocations; Mr. Spieler is primarily responsible for asset allocation among the Fund’s fixed income and equity strategies.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

PROSPECTUS

Tributary Small/Mid Cap Fund

Investment Objective

The Tributary Small/Mid Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	None	None
Total Other Expenses	4.87%	0.77%
Other Expenses	4.83%	0.77%
Shareholder Servicing Fee	0.04%	None
Total Annual Fund Operating Expenses	5.72%	1.62%
Fee Waiver(1)	(4.78)%	(0.72)%
Total Annual Fund Operating Expenses Less Fee Waiver(2)	0.94%	0.90%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.90%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2025, unless the Board of Directors approves a change in or elimination of the waiver.
(2)	Total Annual Fund Operating Expenses Less Fee Waiver do not correlate with the net expenses stated in the Fund’s financial highlights due to rounding.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$96	$1,278	$2,443	$5,282
Institutional Plus Class	$92	$441	$813	$1,861

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets (defined as net assets plus borrows for investment purposes), in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion. The capitalization of companies in the Russell 2500™ Index is up to $47.40 billion as of June 30, 2024. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

The investment adviser seeks to implement a core investment approach to the portfolio with a value bias, targeting companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

20

PROSPECTUS

Tributary Small/Mid Cap Fund

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail
21

to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Value Investing Risk: The Fund’s approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1 Year and Since Inception to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2024 was 4.19%.

Best Quarter	Worst Quarter
12/31/20	03/31/20
25.00%	-27.12%

Average Annual Total Returns

(For the periods ended December 31, 2023)

	1 Year	Since Inception
Institutional Class - Return (Before Taxes)	15.32%	11.83%
Institutional Plus Class - Return (Before Taxes)	15.37%	12.00%
Institutional Class - Return After Taxes on Distributions	15.32%	11.47%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	9.07%	9.33%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	17.42%	9.01%
Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	9.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements,

22

PROSPECTUS

Tributary Small/Mid Cap Fund

such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Portfolio Managers:

Mark Wynegar, CFA, President and Portfolio Manager of Tributary, is jointly and primarily responsible for the day-to-day management of the Fund with Mr. Radtke, and has managed the Fund since its inception.

Donald Radtke, Portfolio Manager of Tributary, is jointly and primarily responsible for the day-to-day management of the Fund with Mr. Wynegar, and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

PROSPECTUS

Tributary Small Company Fund

Investment Objective

The Tributary Small Company Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.49%	0.21%
Other Expenses	0.28%	0.21%
Shareholder Servicing Fee	0.21%	None
Total Annual Fund Operating Expenses	1.34%	1.06%
Fee Waiver(1)	(0.17)%	(0.10)%
Total Annual Fund Operating Expenses Less Fee Waiver(2)	1.17%	0.96%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.96%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2025, unless the Board of Directors approves a change in or elimination of the waiver.
(2)	Total Annual Fund Operating Expenses Less Fee Waiver do not correlate with the net expenses stated in the Fund’s financial highlights due to rounding.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$119	$408	$718	$1,598
Institutional Plus Class	$98	$327	$575	$1,285

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes), in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights, of companies with small market capitalization. A company’s market capitalization is generally considered “small” if it is less than $6.5 billion. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRS are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

The investment adviser seeks to implement a core investment approach to the portfolio with a value bias, targeting companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

24

PROSPECTUS

Tributary Small Company Fund

The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, rights and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited.

Small-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Value Investing Risk: The Fund’s approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties,
25

jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2024 was 1.99%.

Best Quarter	Worst Quarter
12/31/20	03/31/20
29.61%	-31.03%

Average Annual Total Returns

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	16.83%	10.92%	8.01%
Institutional Plus Class - Return (Before Taxes)	17.04%	11.16%	8.24%
Institutional Class - Return After Taxes on Distributions	16.06%	9.15%	6.57%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	10.50%	8.38%	6.17%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	9.97%	7.16%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will

26

PROSPECTUS

Tributary Small Company Fund

depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Portfolio Managers:

Mark Wynegar, CFA, President and Portfolio Manager of Tributary, has managed the Fund since May 1999.

Michael Johnson, CFA, Portfolio Manager of Tributary, has managed the Fund since November 2007.

Messrs. Wynegar and Johnson are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Objective, Strategies, and Risks of the Tributary Short-Intermediate Bond Fund

Principal Objective

The Tributary Short-Intermediate Bond Fund (the “Short-Intermediate Bond Fund”) seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital, and reduced price volatility.

Principal Investment Strategies

Under normal market conditions, the Short-Intermediate Bond Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in fixed income securities. A fixed income security is any interest-bearing or discounted security that obligates the issuer to pay the fixed income security holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Fixed income securities may have variable or floating interest rates. Fixed income securities may take the form of any of the following securities:

●	Bonds, notes, and debentures from a wide range of U.S. corporate issuers;

●	Foreign or Yankee Bonds;

●	Asset-backed securities;

●	Mortgage-backed securities;

●	Municipal bonds;

●	Obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

●	Fixed income securities that can be converted into or exchanged for common stock;

●	Restricted securities;

●	Repurchase agreements; or

●	Money market funds.

The Short-Intermediate Bond Fund’s investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. “Relative value” is the value the Short-Intermediate Bond Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Short-Intermediate Bond Fund’s “long-term outlook” is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Short-Intermediate Bond Fund’s portfolio. The Short-Intermediate Bond Fund’s sub-adviser, First National Advisers, LLC (the “Sub-Adviser”), intends to look for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Short-Intermediate Bond Fund relatively diversified within its stated investment objective. A security is sold when the Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

The Short-Intermediate Bond Fund seeks to maintain a dollar-weighted average portfolio maturity of one to five years under normal market conditions, and is expected to be somewhat less volatile than the Tributary Income Fund. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the Sub-Adviser uses the average maturity, which is shorter than the stated maturity.

The Fund invests primarily in fixed income securities which are “investment grade,” which means they will be:

●	Rated at purchase within the four highest ratings (Aaa, Aa, A, Baa, or equivalent) of a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s or Fitch; or

●	If unrated, considered at purchase by the Sub-Adviser to be of comparable quality.

The Short-Intermediate Bond Fund may invest up to 20% of its assets in fixed income securities rated below investment grade, but no lower than a B rating by an NRSRO at the time of purchase.

Under normal market conditions, the Short-Intermediate Bond Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Short-Intermediate Bond Fund’s shares depends on the value of the securities it owns. An investment in the Short-Intermediate Bond Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Short-Intermediate Bond Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory

28

conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Short-Intermediate Bond Fund’s convertible and fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Short-Intermediate Bond Fund could lose money if the issuers or guarantors of its convertible and fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Short-Intermediate Bond Fund’s convertible and fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Short-Intermediate Bond Fund’s convertible and fixed income securities, and the Short-Intermediate Bond Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Short-Intermediate Bond Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

The value of some mortgage-related or asset-backed securities in which the Short-Intermediate Bond Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Short-Intermediate Bond Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. The Short-Intermediate Bond Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

●	Variable and Floating Interest Rate Risk: The interest rates of variable rate securities may reset or move at specified intervals while interest rates on floating rate securities may reset whenever there is a change in a specified index rate. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund. Certain variable and floating rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-

29

backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

U.S. Treasury and Agency Securities Risk: The Short-Intermediate Bond Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk: Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Derivatives Risk: Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to correlation risk,

30

hedging risk, segregation risk, and volatility risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. The Short-Intermediate Bond Fund could experience losses if it is unable to liquidate its position because of an illiquid secondary market.

Repurchase Agreements Risk: The Short-Intermediate Bond Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences losses or delays in recovering its investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

31

Principal Investment Objective, Strategies, and Risks of the Tributary Income Fund

Principal Objective

The Tributary Income Fund (the “Income Fund”) seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.

Principal Investment Strategies

Under normal market conditions, the Income Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in fixed income securities. A fixed income security is any interest-bearing or discounted government or corporate security that obligates the issuer to pay the fixed income security holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Fixed income securities may have variable or floating interest rates. Fixed income securities may take the form of any of the following securities:

●	Bonds, notes, and debentures from a wide range of U.S. corporate issuers;

●	Foreign and Yankee Bonds;

●	Asset-backed securities;

●	Mortgage-backed securities;

●	Municipal bonds;

●	Obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

●	Fixed income securities that can be converted into or exchanged for common stock;

●	Restricted securities;

●	Repurchase agreements; or

●	Money market funds.

The Income Fund’s investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. “Relative value” is the value the Income Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund’s sub-adviser, First National Advisers, LLC (the “Sub-Adviser”), intends to look for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Fund relatively diversified within its stated investment objective. A security is sold when the Sub-Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

The Income Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the Sub-Adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund invests primarily in fixed income securities which are “investment grade,” which means they will be:

●	Rated at purchase within the four highest ratings (Aaa, Aa, A, Baa, or equivalent) of an NRSRO, such as Moody’s or Fitch; or

●	If unrated, considered at purchase by the Sub-Adviser to be of comparable quality.

The Income Fund may invest up to 20% of its assets in fixed income securities rated below investment grade, but no lower than a B rating by an NRSRO at the time of purchase.

Under normal market conditions, the Income Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Income Fund’s shares depends on the value of the securities it owns. An investment in the Income Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Income Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

32

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Income Fund’s convertible and fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Income Fund could lose money if the issuers or guarantors of its convertible and fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Income Fund’s convertible and fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Income Fund’s convertible and fixed income securities, and the Income Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Income Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

The value of some mortgage-related or asset-backed securities in which the Income Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Income Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. The Income Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

●	Variable and Floating Interest Rate Risk: The interest rates of variable rate securities may reset or move at specified intervals while interest rates on floating rate securities may reset whenever there is a change in a specified index rate. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund. Certain variable and floating rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by

33

such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

U.S. Treasury and Agency Securities Risk: The Income Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk: Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Derivatives Risk: Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to correlation risk, hedging risk, segregation risk, and volatility risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. The Income Fund could experience losses if it is unable to liquidate its position because of an illiquid secondary market.

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Repurchase Agreements Risk: The Income Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences losses or delays in recovering its investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

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Principal Investment Objective, Strategies, and Risks of the Tributary Nebraska Tax-Free Fund

Principal Objective

The Tributary Nebraska Tax-Free Fund (the “Nebraska Tax-Free Fund”) seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.

Principal Investment Strategies

Under normal market conditions, the Nebraska Tax-Free Fund invests not less than 80% of its assets (defined as net assets plus borrowings for investment purposes), in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Nebraska Tax-Free Fund will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to alternative minimum tax. The Fund invests primarily in debt securities within the four highest credit categories (Aaa, Aa, A, Baa or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and fifteen years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed-income securities. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable maturity-shortening device. For securities expected to be repaid before their maturity date, the Sub-Adviser uses the effective maturity, which is shorter than the stated maturity. The Fund’s Sub-Adviser uses a longer-term, value-oriented strategy and looks for municipal securities that offer attractive yields for the assumed level of credit risk. To assess a municipal security’s value, the Sub-Adviser considers the security’s yield, price, structural provisions, as well as the credit quality and future prospects of the issuer. A security is sold when the Sub-Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Nebraska Tax-Free Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Nebraska Tax-Free Fund will not invest more than 10% of its total assets in lease obligations.

The Nebraska Tax-Free Fund may also invest in high yield or “junk bonds,” which are those bonds with a credit rating of below Baa3 (or equivalent) by an NRSRO.

Principal Risks

The value of the Nebraska Tax-Free Fund’s shares depends on the value of the securities it owns. An investment in the Nebraska Tax-Free Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Nebraska Tax-Free Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations. The Fund’s investments could be adversely affected by events limited to a single state or a limited number of states, such as local and state legislation affecting a single state’s municipalities or issues, local or state changes in taxation of municipal securities, political changes, litigation against the State, or the effects of natural catastrophes more common in a single state than in other states.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and
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interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Nebraska Tax-Free Fund’s fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Nebraska Tax-Free Fund could lose money if the issuers or guarantors of its fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Nebraska Tax-Free Fund’s fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Nebraska Tax-Free Fund’s fixed income securities, and the Nebraska Tax-Free Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Nebraska Tax-Free Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

The value of some mortgage-related or asset-backed securities in which the Nebraska Tax-Free Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Nebraska Tax-Free Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment Risk: Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Nebraska Tax-Free Fund’s return and could result in losses to the Nebraska Tax-Free Fund if it acquired these securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, certain municipal securities may be less effective than other bonds at maintaining yields when interest rates decline. Some municipal securities may be more volatile than other fixed income securities.

●	Reinvestment Risk: The Nebraska Tax-Free Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Risk of Taxation: Although the Nebraska Tax-Free Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Nebraska Tax-Free Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Nebraska Tax-Free Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

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Principal Investment Objective, Strategies, and Risks of the Tributary Balanced Fund

Principal Objective

The Tributary Balanced Fund (the “Balanced Fund”) seeks capital appreciation and current income.

Principal Investment Strategies

First National Advisers, LLC (the “Sub-Adviser”) will allocate the Balanced Fund’s assets (defined as net assets plus borrowings for investment purposes) among stocks, fixed income securities, and cash equivalents. The Balanced Fund will invest 25% to 75% of its total assets in stocks and convertible securities, and at least 25% of its total assets in fixed income securities. The Balanced Fund may also invest in preferred stocks and warrants and may invest in securities issued by companies with large, medium, or small capitalizations.

Equities: With respect to the equity portion of the Balanced Fund, the Sub-Adviser targets companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The Sub-Adviser employs strategies to control the risks of the Balanced Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies. Typically, a security is sold when the deterioration in fundamentals invalidates the Adviser’s investment thesis for the security; when valuations exceed the fair valuation of the security or when a more attractive investment alternative is identified.

Fixed Income Securities: With respect to the fixed income portion of the Balanced Fund, the Sub-Adviser’s investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. “Relative value” is the value the Balanced Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Sub-Adviser intends to look for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Fund relatively diversified within its stated investment objective. A security is sold when the Sub-Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

Fixed income securities may have variable or floating interest rates.

The fixed income component of the Balanced Fund’s portfolio may include:

●	Bonds, notes, and debentures from a wide range of U.S. corporate issuers;

●	Foreign or Yankee Bonds;

●	Money market funds;

●	Mortgage-backed securities;

●	Asset-backed securities;

●	Municipal bonds;

●	Obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities:

●	Fixed income securities that can be converted into or exchanged for common stock; or

●	Restricted securities.

In addition, the Balanced Fund may invest in cash equivalents and repurchase agreements.

The Fund invests primarily in fixed income securities which are “investment grade,” which means they will be:

●	Rated at purchase within the four highest ratings (Aaa, Aa, A, Baa, or equivalent) of an NRSRO, such as Moody’s or Fitch; or

●	If unrated, considered at purchase by the Fund’s Sub-Adviser to be of comparable quality.

The Fund may also invest up to 20% of its fixed income portion in fixed income securities rated below investment grade but no lower than a B rating by an NRSRO at the time of purchase.

Under normal market conditions, the Balanced Fund will invest no more than 75% of its fixed income portion in asset-backed and/or mortgage-backed securities.

The Balanced Fund seeks to maintain a fixed income allocation dollar-weighted average maturity of three years or more under normal market conditions. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the Sub-Adviser uses the effective maturity, which is shorter than the stated maturity.

Principal Risks

The value of the Balanced Fund’s shares depends on the value of the securities it owns. An investment in the Balanced Fund is not a deposit in any bank and is not insured or guaranteed by the

38

Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Balanced Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Principal Risks — Equity Securities

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed income securities. The price of equity securities, including common stocks, preferred stocks, warrants and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Balanced Fund could decline if the financial condition of the companies the Balanced Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Warrants Risk: Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. The market for warrants may be very limited and there may at times not be a liquid secondary market for warrants.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Principal Risks — Fixed Income Securities

The fixed income securities portion of the Balanced Fund is subject to various risks including:

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Balanced Fund’s convertible and fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Balanced Fund could lose money if the issuers or guarantors of its convertible and fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.
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●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Balanced Fund’s convertible and fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Balanced Fund’s convertible and fixed income securities, and the Balanced Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Balanced Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

The value of some mortgage-related or asset-backed securities in which the Balanced Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Balanced Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. The Balanced Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

●	Variable and Floating Interest Rate Risk: The interest rates of variable rate securities may reset or move at specified intervals while interest rates on floating rate securities may reset whenever there is a change in a specified index rate. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund. Certain variable and floating rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected

40

by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund.

The Balanced Fund invests in securities of various U.S. Government agencies, which while chartered or sponsored by acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank, and the Tennessee Valley Authority, is supported by its own credit. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If, in the event the Balanced Fund enters into a repurchase agreement, the seller of a repurchase agreement defaults, the Balanced Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

Restricted Securities Risk: Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Growth Investing Risk: The Balanced Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for the Balanced Fund may not grow as the sub-adviser anticipated.

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Principal Investment Objective, Strategies, and Risks of the Tributary Small/Mid-Cap Fund

Principal Objective

The Tributary Small/Mid-Cap Fund (the “Small/Mid Cap Fund”) seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Small/Mid Cap Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion. The capitalization of companies in the Russell 2500™ Index is up to $47.40 billion as of June 30, 2024. The Fund’s 80% investment policy is non-fundamental, and may be changed without a shareholder vote on 60 days’ written notice to shareholders.

The Fund’s investment adviser, Tributary Capital Management, LLC (the “Investment Adviser”), intends to utilize a core investment approach to the portfolio with a value bias, looking for companies whose stock is trading below what the Investment Adviser considers its intrinsic value. The Investment Adviser may also consider other factors, including a company’s earnings record and/or dividend growth. The Fund typically does not emphasize current dividend or interest income. In selecting investments, the Investment Adviser intends to look at quantitative and qualitative measures of a company. Quantitative measures of a company include:

●	Price-to-earnings and other valuation ratios;

●	Balance sheet strength; and

●	Cash flow.

Qualitative measures of a company include:

●	Capital usage efficiency;

●	Management style and adaptability;

●	Market share;

●	Product lines and pricing flexibility;

●	Business visibility;

●	Opportunities for growing the business;

●	Distribution systems; and

●	Use of technology to improve productivity and quality.

Portfolio turnover is expected to be low, around 25% to 35% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the Investment Adviser deems it advisable.

A security is sold when the stock price exceeds the Adviser’s estimate of its intrinsic value; when the market cap exceeds the range appropriate for the Fund; when deterioration in fundamentals invalidates the Adviser’s investment thesis for the security; or when a more attractive investment alternative is identified. In addition, securities are candidates for position reduction if total holdings in the security exceed 5% of the portfolio.

During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements, and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

Principal Risks

The value of the Small/Mid Cap Fund’s shares depends on the value of the securities it owns. An investment in the Small/ Mid Cap Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Small/Mid Cap Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are

42

volatile, and equity securities generally have greater price volatility than fixed income securities. The price of equity securities, including common stocks, preferred stocks, and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Small/Mid Cap Fund could decline if the financial condition of the companies the Small/Mid Cap Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Small-Cap and Mid-Cap Stock Risk: The prices of securities of small-cap and mid-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Small-cap and mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

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Value Investing Risk: The Small/Mid Cap Fund’s approach to investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right does not necessarily change with the value of the underlying securities and a right ceases to have value if it is not exercised prior to the expiration date. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited and there may at times not be a liquid secondary market for rights.

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Principal Investment Objective, Strategies, and Risks of the Tributary Small Company Fund

Principal Objective

The Tributary Small Company Fund (the “Small Company Fund”) seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Small Company Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options and rights of companies with small market capitalization. A company’s market capitalization is considered “small” if it is less than $6.5 billion.

The Small Company Fund’s investment adviser, Tributary Capital Management, LLC (the “Investment Adviser”), intends to utilize a core investment approach to the portfolio with a value bias, looking for companies whose stock is trading below what the Investment Adviser considers its intrinsic value. The Investment Adviser may also consider other factors, including a company’s earnings record and/or dividend growth. The Small Company Fund typically does not emphasize current dividend or interest income. In selecting investments, the Investment Adviser intends to look at quantitative and qualitative measures of a company. Quantitative measures of a company include:

●	Price-to-earnings ratio;

●	Balance sheet strength; and

●	Cash flow.

Qualitative measures of a company include:

●	Capital usage efficiency;

●	Management style and adaptability;

●	Market share;

●	Product lines and pricing flexibility;

●	Distribution systems; and

●	Use of technology to improve productivity and quality.

A security is sold when the stock price exceeds the Investment Adviser’s estimate of its intrinsic value; when the market cap exceeds the range appropriate for the Fund; when deterioration in fundamentals invalidates the Adviser’s investment thesis for the security; or when a more attractive investment alternative is identified. In addition, securities are candidates for position reduction if total holdings in the security exceed 5% of the portfolio.

Portfolio turnover is expected to be low, around 30% under normal market conditions. However, the Small Company Fund will sell a security without regard to how long it has owned the security if the Investment Adviser deems it advisable.

During extraordinary market or economic conditions, the Small Company Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements, and U.S. government securities. Such investments could keep the Small Company Fund from achieving its investment objective.

The Small Company Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

Principal Risks

The value of the Small Company Fund’s shares depends on the value of the securities it owns. An investment in the Small Company Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Small Company Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed income securities. The price of equity securities, including common stocks, preferred stocks, rights and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Small Company Fund could decline if the financial condition of the companies the Small Company Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically

45

related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right does not necessarily change with the value of the underlying securities and a right ceases to have value if it is not exercised prior to the expiration date. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited and there may at times not be a liquid secondary market for rights.

Small-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Value Investing Risk: The Small Company Fund’s approach to investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and

46

movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

47

Portfolio Holdings of the Funds

Tributary Funds, Inc.’s (collectively, the “Funds”) policies and procedures with regard to the disclosure of the Funds’ portfolio securities are available in the Funds’ Statement of Additional Information.

Buying, Selling, and Exchanging Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds. All investments must be made by check, Automated Clearing House (“ACH”) or wire. All checks must be made payable in U.S. dollars and drawn on U.S. Financial Institutions. The Funds do not accept cash, money orders, travelers checks, starter checks, counter checks, cashier’s checks, third-party checks, credit cards or credit card checks.

Opening an Account Directly with the Tributary Funds

You can buy shares on-line at www.tributaryfunds.com (“Resources” tab > “Applications”), by mail or wire, or through your broker/dealer or other institutions. For an Application, call 1-800-662-4203 or visit www.tributaryfunds.com and scroll down to the Forms Section on the Resources tab.

Make out a check for the amount you want to invest, payable to the Fund you want. See page 51 for minimum account amounts.

Mail the check and a completed Application to:

Tributary Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

Adding to Your Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 51 for minimum account amounts.

Mail the check and a note with your account number to:

Tributary Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

Adding to Your Account by Wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Adding to Your Account Online

Go to www.tributaryfunds.com and visit our secure account area.

Through Other Institutions

To find out if you can buy shares through your bank, broker/ dealer, or other institution, call 1-800-662-4203 or call your institution. Check with your institution for account requirements, procedures, and any fees, which will reduce your net return.

Customer Identification Program

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify, and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address.

Corporate, trust, and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as required by law.

Automated Investment Plan

You can make regular monthly or quarterly purchases by an Automated Clearing House (ACH) transfer from your bank account. The minimum initial investment for Institutional Class shares, if setting up an automated investment plan, is $100; the minimum for additional investments in Institutional Class shares is $50. The minimum initial investment for Institutional Plus Class is $5 million; the minimum for additional investments in Institutional Plus Class shares is $50. These investment minimums may be modified at the sole discretion of the Funds. To start, complete the Auto Invest Plan section of the Purchase Application or visit www.tributaryfunds.com and click on “Add Automatic Purchase” in the Account Details section. To change your plan, send the Funds a signature-guaranteed written request. See “Signature Guarantees” on page 51.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution’s account requirements.

●	Go to www.tributaryfunds.com and visit our secure account area.
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●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022

or

●	If you previously authorized telephone redemptions, call 1-800-662-4203 to request the redemption.

●	The Funds will mail a check payable to the shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See “Signature Guarantees” on page 51.

Undeliverable or Uncashed Redemption/ Distribution Checks

If you choose to receive distributions in cash: If any distribution checks (1) are returned as “undeliverable” or (2) have not been negotiated before your next regularly scheduled distribution or within six months from the date of issuance, whichever is earlier, your account will be changed automatically so that all subsequent distributions are reinvested in shares in your account at the per share Net Asset Value (“NAV”) determined as of the date of the payment. Redemption and fund distribution checks that have not been negotiated within the timeframes noted above will be canceled, and the money will be reinvested in shares in the appropriate Fund at the current day per share NAV. Notices to “unresponsive payees” will be sent in accordance to SEC rules and regulations.

Automated Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal for both Institutional Class shares and Institutional Plus Class shares is $100. To start, call 1-800-662-4203 or visit www.tributaryfunds.com and click on “Add Automatic Redemption” in the Account Details section. To change your plan, send the Funds a signature-guaranteed written request or an Account Change Form. See “Signature Guarantees” on page 51. You could have negative tax consequences (i.e., wash sales) if you purchase shares while you are making withdrawals. Be sure to check with your tax advisor on the effects of this plan, especially if you are also purchasing shares.

Exchanging Shares

You can exchange shares of one Fund for shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

●	Before making an exchange, read the Prospectus of the Fund whose shares you want to buy in the exchange.

●	Then mail the Funds your signature-guaranteed request or call 1-800-662-4203. See “Signature Guarantees” on page 51. The amount to be exchanged must meet minimum investment requirements, described on page 51.

or

●	Go to www.tributaryfunds.com and click on “Exchange” in the Account Details section.

The Funds reserve the right to restrict or refuse an exchange request if a Fund has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets. There is no assurance the Funds will be able to anticipate any such exchange requests.

The Funds may change or eliminate the exchange privilege with 60 days’ notice to shareholders, though there are no plans to do so.

Investing Through Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on a Fund’s behalf. Such purchase and redemption orders will be deemed to have been received by the Fund at the time an authorized financial intermediary receives the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and must submit orders received by 4 p.m. Eastern time to the Fund’s transfer agent for you to receive that day’s net asset value per share. Your financial intermediary may specify different share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received by the transfer agent from your financial intermediary by 9:30 a.m. Eastern time the business day after your order was timely received by the intermediary, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Fund may effect portfolio transactions through broker dealers who sell Fund shares, the Fund does not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

The Fund bears fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency, and other administrative services. The expenses paid by the Fund are included in “Other Expenses” in this Prospectus.

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Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between the Funds or sales and repurchases of a Fund within a short time period) may:

●	Disrupt portfolio management strategies;

●	Increase brokerage and other transaction costs; and

●	Negatively affect fund performance.

Market timing may be attempted in mutual funds that hold significant investments in small-cap securities, high-yield (junk) bonds, and other types of investments that may not be frequently traded. There is the possibility that market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds’ Board of Directors has adopted and implemented the following policies and procedures to detect, discourage, and prevent excessive short-term trading in the Funds.

Monitoring of Trading Activity

The Funds, through their transfer agent, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. The Funds’ transfer agent periodically examines transactions that exceed monetary thresholds or numerical limits within a 90 day period. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

●	Restrict purchases that they or their agents believe constitute excessive trading; and

●	Reject purchases that violate a Fund’s excessive trading policies.

The Funds do not accommodate frequent purchases and redemptions of Fund shares. While the transfer agent monitors for frequent trading through intermediary and omnibus accounts, the Funds may be unable to identify or deter excessive trades conducted through these accounts that transmit aggregate purchase, exchange, and redemption orders on behalf of their customers. In short, the Funds may not be able to prevent all market timing and its potential negative impact.

Transaction Policies

Share Price

The price per share for each Fund, equal to its NAV, is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (“NYSE”) (typically 4 p.m. Eastern Time). A business day is any day on which the NYSE is open for business. The NYSE is open every weekday other than NYSE holidays and early closings, which are published at www.nyse.com and subject to change without notice.

If the Funds receive your buy or sell order by the daily valuation time, you will pay or receive that day’s NAV for each share. Otherwise you will pay or receive the next business day’s NAV for each share.

To calculate the NAV, the Funds add up the value of all of a Fund’s securities and other assets, subtract any liabilities, and divide by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by the day’s NAV.

The Funds’ securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 p.m. Eastern Time. Debt securities are priced based on valuations provided by independent pricing agents that generally value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities.

Prices for foreign securities may be affected by events that occur after the close of the foreign market but before a Fund prices its shares. Accordingly, the NAV of the Fund’s shares may change on days when shareholders will nor be able to purchase or redeem Fund shares.

If reliable market prices are not available, the fair value prices will be determined using methods approved by the Funds’ Board of Directors.

Some of the more common reasons that may necessitate that any security be valued using fair value procedures include:

●	The security’s trading has been halted or suspended;

●	The security has been de-listed from a national exchange;
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●	The security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; and

●	The security has not been traded for an extended period of time.

A fair value price for a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations.

Minimum Investments and Additions

The minimum initial investment for Institutional Class shares of each Fund is $1,000 and for Institutional Plus Class shares of each Fund is $5 million. For additional investments, the minimum investment for both Institutional Class shares and Institutional Plus Class shares is $50. Under the Auto Invest Plan, the required initial investment for Institutional Class shares drops to $100. The Funds may also waive minimum requirements for Individual Retirement Accounts, payroll deduction plans, and otherwise at their sole discretion.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000 for Institutional Class shares or $5 million for Institutional Plus Class shares, the Funds may ask you to add money to your account. If the balance remains below the minimum after 60 days, the Funds may close your account and mail you the proceeds, or for Institutional Plus Class shares, may convert your shares into Institutional Class shares.

Redemption Payments

If you redeem shares, your payment normally will be sent within seven days of the Funds’ transfer agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would adversely affect a Fund or its shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day by 4 p.m. (Eastern Time), or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Funds’ transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their shareholders from loss.

The Funds will generally hold sufficient cash or cash equivalents to meet redemption requests. The Funds may also sell portfolio securities and use the proceeds to meet redemption requests. These redemption methods may be used in both regular and stressed market conditions. The Funds encourage, when possible, advance notification of large redemptions. The Funds, at their own discretion, reserve the right to make payment wholly or partly in portfolio securities whose value equals the redemption price (a “Redemption-in-kind”).

Redemptions in-kind are typically used for large redemptions that could be disruptive to the Fund operations and not be in the best interest of remaining Fund shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) any associated taxes, and the possibility of a lack of a liquid market for those securities.

The Funds may suspend your right to sell your shares as determined by the NYSE, or as otherwise permitted by the U.S. Securities and Exchange Commission (“SEC”). The Company may suspend the right of redemption or postpone the date of payment for Fund Shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the SEC has by order permitted such suspension, or (iv) an emergency exists as a result of which (a) disposal by the Company of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Company to determine the fair value of the Fund’s net assets. The Funds will require a signature guarantee on redemption requests of $50,000 or more, or if the redemption proceeds are to be paid or sent to someone other than you. See “Signature Guarantees” below.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if the signature is not. The Funds’ transfer agent may require a “medallion” signature guarantee for certain transactions.

You can obtain medallion signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a medallion signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a medallion signature guarantee is required. For joint accounts, each signature must be guaranteed. The Funds’ transfer agent reserves the right to reject any signature guarantee.

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Telephone Transactions

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor’s telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you cannot place a telephone transaction, consider mailing your request as described in “Opening an Account by Mail” and “Selling (Redeeming) Shares” on pages 48 or visiting www.tributaryfunds.com. The Funds reserve the right to refuse a telephone transaction.

52

Distributions and Taxes

The timing and characterization of all income and capital gain distributions paid to Fund shareholders are determined in accordance with federal income tax laws and regulations. Income determined in accordance with federal income tax laws and regulations may differ from Generally Accepted Accounting Principles in the United States of America. As a result, net investment income for a reporting period may differ significantly from distributions paid during the same reporting period. The Tributary Nebraska Tax-Free Fund intends to distribute tax-exempt income. A portion of the Fund’s distributions, however, may be subject to federal income taxes or the alternative minimum tax. A redemption or exchange of Fund shares, and any capital gains distributed by the Tributary Nebraska Tax-Free Fund, may be taxable.

Distributions

Dividends from net investment income, if any, are declared and distributed as indicated below.

The Tributary Short-Intermediate Bond Fund, the Tributary Income Fund, and the Tributary Nebraska Tax-Free Fund declare income dividends daily and pay them monthly. The Tributary Balanced Fund declares and pays income dividends on a quarterly basis and the Tributary Small/Mid Cap Fund and the Tributary Small Company Fund declare and pay income dividends on an annual basis. Distributions from net realized capital gains from the Funds, if any, are declared and distributed at least annually.

Taxes

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

●	Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

●	Distributions to non-corporate shareholders attributable to interest, non-qualified dividends, other ordinary income and net short-term capital gains are generally taxed as ordinary income, while distributions to non-corporate shareholders attributable to qualified dividend income are generally taxed at long-term capital gains rates provided certain holding period and other requirements are satisfied by the shareholder and the Fund.

●	Distributions from a Fund’s net long-term capital gains are taxable as long-term capital gains, no matter how long you have held shares of the Fund.

●	Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD, provided certain holding period and other requirements are satisfied by the shareholder and the Fund.

●	Some dividends paid in January may be taxable as if you had received them the previous December.

●	Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

●	If the distribution of income or gain realized on the sale of securities causes a share’s NAV to fall below what you paid for it, the distribution is a “return of invested principal” but is still taxable as described above.

●	If you buy shares shortly before the record date of a Fund’s dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

●	In general, if you sell or redeem shares you will realize a capital gain or loss, which will be long-term or short-term, depending upon your holding period for the shares. Any loss recognized on the sale of shares of a Fund held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares in different Funds may be treated as a sale and any gain may be subject to tax.

●	Losses realized on the sale or other disposition of shares of a Fund will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of shares). The disallowed loss will be added to the cost basis of the new shares acquired.

●	As with all mutual funds, the Funds may be required to withhold U.S. federal income tax (at a rate of 24%) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a
53

way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

●	For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

At least annually, the Funds will advise you of the source and tax status of all the distributions you have received.

This Prospectus gives only general tax information. Before you invest, consult your tax advisor on federal, state, and local tax considerations for your specific situation.

54

Management of the Funds

Investment Adviser

The Investment Adviser of the Funds is Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National of Nebraska, Inc. (“FNNI”), a Nebraska corporation with total assets of approximately $31.75 billion as of June 30, 2024. FNNI is a privately held financial services organization. Tributary is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, and is located at 1620 Dodge Street, Stop 3389, Omaha, NE 68197. As of June 30, 2024, Tributary had $2.74 billion in assets under management.

Investment Sub-Adviser

First National Advisers, LLC (“FNA” or “Sub-Adviser”), a subsidiary of FNBO which is a subsidiary of FNNI, located at 205 West Oak Street, Fort Collins, CO 80521 and 14010 FNB Parkway, Omaha, NE 68154, serves as the Sub-Adviser to the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, and the Balanced Fund. FNA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. As of June 30, 2024, the Sub-Adviser had approximately $6.36 billion in assets under management.

Responsibilities

Tributary supervises and administers the Funds’ respective investment programs. Supervised by the Funds’ Board of Directors and following each Fund’s investment objectives and restrictions, Tributary (or, as to the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, and the Balanced Fund, the Sub-Adviser):

●	Manages a Fund’s investments;

●	Makes buy/sell decisions and places the orders; and

●	Keeps records of purchases and sales.

Portfolio Managers

Investment decisions for the Funds are made by teams of Tributary or Sub-Adviser personnel. In general, investment decisions are made by consensus and no one person is primarily responsible for making investment recommendations. The following people are jointly and primarily responsible for day-to-day management of the Funds. Additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund managed by that portfolio manager is available in the SAI.

Short-Intermediate Bond Fund, Income Fund, and Nebraska Tax-Free Fund (sub-advised by FNA)

●	Ronald Horner, Managing Director, Institutional Fixed Income. Ron joined FNA’s predecessor FNBO in March 2006 as a Managing Director and Head of Fixed Income. In this capacity, Ron provides leadership and oversight for all of FNA’s fixed income investment mandates including those managed by the Sub-Adviser. Ronald’s 30 year career in investment management includes 18 years with Commercial Federal Bank serving as an Investment Portfolio Manager and Secondary Mortgage Marketing Manager. He received his B.S. from Creighton University and Masters of Business Administration from the University of Nebraska at Omaha.

●	Travis Nordstrom, CFA, Senior Director, Institutional Fixed Income. Travis joined FNA’s predecessor FNBO in June 1999 and is currently lead portfolio manager for all of FNA’s actively managed fixed income portfolios including those managed by the Sub-Adviser. He began his career in the industry over 25 years ago at Commerzbank AG, in Frankfurt, Germany, where he also studied financial economics on a Fulbright Scholarship. Travis received his B.S. in Economics from Nebraska Wesleyan University and M.S. in Economics from the University of Nebraska at Omaha. Travis has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and past President of the CFA Society of Nebraska.

Balanced Fund (sub-advised by FNA)

●	Ronald Horner, Managing Director, Institutional Fixed Income. Ron joined FNA’s predecessor FNBO in March 2006 as a Managing Director and Head of Fixed Income. In this capacity, Ron provides leadership and oversight for all of FNA’s fixed income investment mandates including those managed by the Sub-Adviser. Ronald’s 30 year career in investment management includes 18 years with Commercial Federal Bank serving as an Investment Portfolio Manager and Secondary Mortgage Marketing Manager. He received his B.S. from Creighton University and Masters of Business Administration from the University of Nebraska at Omaha.

●	John Harris, CFA, Director, Growth Equities. John is a Portfolio Manager for FNA. He serves as a Portfolio Manager for the Balanced Fund. He joined FNBO in 2007 and FNA in 2021, and has over 30 years of investment experience. His experience includes fixed income, all domestic equity investment sizes and styles, and mutual fund portfolio management. He earned his MBA from the University of Wisconsin and holds the Chartered Financial Analyst® designation. He is also an active member of the CFA Institute and the CFA Society of Colorado.
55

●	Kurt Spieler, CFA, Senior Vice President, Investment Management. Kurt serves as Portfolio Manager for the Balanced Fund. He joined FNA’s predecessor FNBOl in 2005 and has 35 years of experience including the portfolio management of mutual funds in emerging markets, core international and U.S. moderate allocation. Previously, he was head of international equities for Principal Global Investors, as well as president of his own asset management firm. Kurt graduated from Iowa State University and obtained his MBA from Drake University. Kurt is a member of the CFA Institute and the CFA Society of Colorado.

Small/Mid Cap Fund

●	Mark Wynegar, CFA, President, Portfolio Manager. Mark serves as the President of Tributary, and is a Portfolio Manager for the Small/Mid Cap Fund. Mark has over 30 years of industry experience and joined Tributary’s predecessor, FNBO, in May 1999. Prior to joining Tributary, he worked for five years at Westchester Capital Management as a Senior Securities Analyst and for two years at Union Pacific Railroad as a Financial Analyst, both in Omaha, NE. Mark received his Bachelors in Business Administration from the University of Nebraska at Lincoln in 1993 and earned his Chartered Financial Analyst designation in 1997. He is a member of the CFA Society of Nebraska and the CFA Institute and served on the Board of the CFA Society of Nebraska from 2002 to 2009, holding the Presidency during 2007 and 2008.

●	Donald Radtke, Portfolio Manager. Don serves as a Portfolio Manager for the Small/Mid Cap Fund and is responsible for covering the energy and industrial sectors for the Equity Team. Don brings over 30 years of financial industry experience and joined Tributary Capital Management’s predecessor, FNBO, in September 2007. Prior to joining Tributary Capital Management, Don spent over seven years as an Equity and Fixed Income Analyst and fund Co-Manager for WB Capital Management in Des Moines, Iowa and was an Analyst at Bank of America Capital Management in St. Louis, Missouri, and Piper Jaffray and Craig-Hallum in Minneapolis, Minnesota. He received his Bachelor of Arts degree in Economics from the University of Wisconsin-Milwaukee and Masters of Business Administration from the University of Minnesota. Don is a member of the CFA Society of Nebraska and the CFA Institute.

Small Company Fund

●	Mark Wynegar, CFA, President, Portfolio Manager. Mark serves as the President of Tributary, and is a Portfolio Manager for the Small Company Fund. Mark has over 30 years of industry experience and joined Tributary’s predecessor, FNBO, in May 1999. Prior to joining Tributary, he worked for five years at Westchester Capital Management as a Senior Securities Analyst and for two years at Union Pacific Railroad as a Financial Analyst, both in Omaha, NE. Mark received his Bachelors in Business Administration from the University of Nebraska at Lincoln in 1993 and earned his Chartered Financial Analyst designation in 1997. He is a member of the CFA Society of Nebraska and the CFA Institute and served on the Board of the CFA Society of Nebraska from 2002 to 2009, holding the Presidency during 2007 and 2008.

●	Michael Johnson, CFA, Portfolio Manager. Mike serves as a Portfolio Manager for the Small Company Fund and is responsible for researching the technology sector for Tributary. Mike has over 30 years of industry experience and joined Tributary’s predecessor, FNBO, in March 2005. Prior to joining Tributary, he worked for eleven years at Principal Global Investors in Des Moines, IA as an Equity Analyst and Portfolio Manager. Mike received his Bachelor of Science in Business Administration from the University of Nebraska at Lincoln in 1992 and Masters of Business Administration from Drake University in 1995. Mike was awarded the Chartered Financial Analyst designation in 1997 and is a member of CFA Institute and the CFA Society of Nebraska.

Fees

For the fiscal year ended March 31, 2024, Tributary received an advisory fee (net of waivers) from each of the Funds, as shown below, as a percentage of the Fund’s average daily net assets.

●	Tributary Short-Intermediate Bond Fund: 0.22%
●	Tributary Income Fund: 0.24%
●	Tributary Nebraska Tax-Free Fund: 0.10%
●	Tributary Balanced Fund: 0.43%
●	Tributary Small/Mid Cap Fund: 0.00%
●	Tributary Small Company Fund: 0.75%

For the fiscal year ended March 31, 2024, the contractual advisory fee rate payable to Tributary from each of the Funds, as shown below, as a percentage of the Fund’s average daily net assets.

●	Tributary Short-Intermediate Bond Fund: 0.50%
●	Tributary Income Fund: 0.60%
●	Tributary Nebraska Tax-Free Fund: 0.40%
●	Tributary Balanced Fund: 0.75%
●	Tributary Small/Mid Cap Fund: 0.85%
●	Tributary Small Company Fund: 0.85%

The Adviser has contractually agreed to waive its advisory fee and reduce the administration fees payable to it and/or reimburse other expenses of each Fund, during the period one year from the effective date of the registration statement of the Company, to the extent necessary to limit the total operating expenses of

56

each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of each Fund) listed below. There can be no assurance that Tributary will continue to waive fees and reimburse expenses after such period. Each Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by a Fund would be made monthly, but only so long as the net annual operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), after taking into account any reimbursement are equal to or less than the Fund’s then-current expense limitation and the expense limitation in effect at the time of the waiver or reimbursement. The Adviser shall be entitled to recoup such amounts for a period within three (3) years of any fee waiver and/or reimbursement.

Fund	Expense Caps (Annual Rate Based on Average Net Assets of Each Fund)
Short-Intermediate Bond Fund	0.45%
Income Fund	0.49%
Nebraska Tax-Free Fund	0.45%
Balanced Fund	0.77%
Small/Mid Cap Fund	0.90%
Small Company Fund	0.96%

A discussion regarding the basis for the Board of Directors’ approval of the Funds’ investment advisory agreements, including the investment advisory agreement with Tributary dated May 3, 2010 and the sub-advisory agreement with FNA dated November 17, 2011, as amended on April 26, 2021, can be found in the Company’s Semi-Annual Report to shareholders for the period ended September 30, 2024, once available. These discussions are available on the Funds’ website at www.tributaryfunds.com.

Other Service Providers

The Funds’ Board of Directors has appointed various parties to advise and administer the Funds.

Co-Administrators

Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) (“Apex”) located at Three Canal Plaza, Portland, ME 04101, provides fund accounting and fund administration services to the Fund and supplies certain officers of the Trust, including a Principal Financial Officer.

Tributary also serves as Co-Administrator for each Fund, providing clerical, compliance, regulatory, accounting, and other services.

Custodian and Transfer Agent

U.S. Bank, N.A., 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, WI 53212, serves as custodian and provides for the safekeeping of assets of each of the Funds.

DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105, is the Funds’ transfer agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees at either the Fund or the Class level, which will cause such Funds’ or Class’ returns, as applicable, to be higher than they would have been without the waiver.

Distributor

Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor for the Funds.

Service Plan

The Funds have adopted an Administrative Service Plan (the “Services Plan”) under which each Fund may enter into shareholder servicing agreements to pay compensation to banks and other financial institutions that provide various administrative services for Fund shareholders (“Shareholder Servicing Agent”). Under the Services Plan, the fees may not exceed an annual rate of 0.25% of a Fund’s average daily net assets. Such Shareholder Servicing Agents may include the Investment Adviser and Sub-Adviser, their correspondent and affiliated banks, the co-administrators and their affiliates, and third-party financial intermediaries.

The Funds’ current agreements with Shareholder Servicing Agents sets each Shareholder Servicing Agent’s service fee at the annual rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom such Shareholder Servicing Agent provided services under the shareholder servicing agreements. Each Shareholder Servicing Agent may choose to waive some or all of this fee, which will cause a Fund’s total return and yield to be higher than without the waiver.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years, or the period of each Fund’s operations if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the annual report dated March 31, 2024, which is available upon request.

	Investment Activities				Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expense to Average Net Assets(c)		Net Investment Income (Loss) to Average Net Assets(c)		Expense to Average Net Assets(c)(d)		Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/24	$8.77	$0.29	$0.09	$0.38	$(0.24)	$(0.00	)(e)	$8.91	4.45%	$5,247	0.64	%(e)	3.26	%(e)	1.33	%(e)	48%
03/31/23	9.00	0.18	(0.20)	(0.02)	(0.19)	(0.02)		8.77	(0.13)	5,843	0.65	(e)	2.00	(e)	1.28	(e)	35
03/31/22	9.42	0.10	(0.36)	(0.26)	(0.15)	(0.01)		9.00	(2.80)	7,873	0.65		1.07		1.09		40
03/31/21	9.30	0.14	0.18	0.32	(0.18)	(0.02)		9.42	3.44	10,518	0.68		1.43		1.21		50
03/31/20	9.27	0.20	0.04	0.24	(0.20)	(0.01)		9.30	2.60	10,650	0.71		2.09		1.21		50
Institutional Plus Class
03/31/24	8.80	0.30	0.10	0.40	(0.26)	(0.00	)(e)	8.94	4.64	212,301	0.46	(e)	3.45	(e)	0.73	(e)	48
03/31/23	9.03	0.19	(0.19)	0.00	(0.21)	(0.02)		8.80	0.05	246,064	0.48	(e)	2.17	(e)	0.74	(e)	35
03/31/22	9.45	0.12	(0.36)	(0.24)	(0.17)	(0.01)		9.03	(2.64)	213,443	0.49		1.23		0.72		40
03/31/21	9.33	0.15	0.19	0.34	(0.20)	(0.02)		9.45	3.63	226,818	0.49		1.61		0.73		50
03/31/20	9.29	0.21	0.06	0.27	(0.22)	(0.01)		9.33	0.00	189,728	0.52		2.27		0.72		50
INCOME FUND
Institutional Class
03/31/24	9.17	0.29	(0.10)	0.19	(0.27)	(0.01)		9.08	2.10	2,211	0.64	(e)	3.20	(e)	1.95	(e)	33
03/31/23	9.91	0.25	(0.73)	(0.48)	(0.25)	(0.01)		9.17	(4.81)	2,564	0.63	(e)	2.67	(e)	1.79	(e)	27
03/31/22	10.56	0.18	(0.58)	(0.40)	(0.24)	(0.01)		9.91	(3.92)	3,025	0.66		1.75		1.56		28
03/31/21	10.67	0.19	(0.04)	0.15	(0.25)	(0.01)		10.56	1.34	4,959	0.72		1.70		1.52		34
03/31/20	10.22	0.24	0.50	0.74	(0.28)	(0.01)		10.67	7.27	5,884	0.75		2.29		1.52		30
Institutional Plus Class
03/31/24	9.17	0.30	(0.10)	0.20	(0.28)	(0.01)		9.08	2.25	168,121	0.49		3.35		0.84		33
03/31/23	9.91	0.26	(0.73)	(0.47)	(0.26)	(0.01)		9.17	(4.68)	204,008	0.51		2.79		0.85		27
03/31/22	10.56	0.20	(0.59)	(0.39)	(0.25)	(0.01)		9.91	(3.80)	173,910	0.53		1.88		0.83		28
03/31/21	10.67	0.20	(0.03)	0.17	(0.27)	(0.01)		10.56	1.52	198,448	0.55		1.88		0.82		34
03/31/20	10.22	0.26	0.50	0.76	(0.30)	(0.01)		10.67	7.47	210,986	0.56		2.48		0.82		30
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/24	9.20	0.19	(0.06)	0.13	(0.19)	—		9.14	1.44	55,213	0.45		2.08		0.75		17
03/31/23	9.29	0.17	(0.09)	0.08	(0.17)	—		9.20	0.91	57,118	0.44		1.87		0.74		19
03/31/22	9.86	0.15	(0.56)	(0.41)	(0.15)	(0.01)		9.29	(4.17)	63,631	0.45		1.57		0.68		11
03/31/21	9.73	0.16	0.14	0.30	(0.16)	(0.01)		9.86	3.08	72,255	0.45		1.63		0.67		15
03/31/20	9.59	0.20	0.15	0.35	(0.21)	—		9.73	3.71	75,669	0.45		2.10		0.65		39
BALANCED FUND
Institutional Class
03/31/24	17.48	0.24	2.86	3.10	(0.23)	(0.84)		19.51	18.18	32,335	0.95		1.32		1.31		19
03/31/23	19.37	0.18	(1.13)	(0.95)	(0.16)	(0.78)		17.48	(4.63)	30,017	0.96		1.00		1.31		22
03/31/22	19.66	0.10	1.28	1.38	(0.10)	(1.57)		19.37	6.65	34,743	1.00		0.48		1.28		23
03/31/21	15.83	0.13	4.80	4.93	(0.13)	(0.97)		19.66	31.47	36,650	1.02		0.71		1.30		21
03/31/20	16.85	0.18	(0.35)	(0.17)	(0.17)	(0.68)		15.83	(1.52)	32,819	1.04		1.00		1.28		19

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Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(c)(d)	Portfolio Turnover(b)
Institutional Plus Class
03/31/24	$17.21	$0.27	$2.82	$3.09	$(0.28)		$(0.84)	$19.18	18.41%	$50,890	0.77%	1.49%	1.07%	19%
03/31/23	19.10	0.20	(1.10)	(0.90)	(0.21)		(0.78)	17.21	(4.46)	42,137	0.79	1.17	1.08	22
03/31/22	19.43	0.14	1.25	1.39	(0.15)		(1.57)	19.10	6.79	45,049	0.81	0.67	1.03	23
03/31/21	15.66	0.16	4.76	4.92	(0.18)		(0.97)	19.43	31.76	42,063	0.84	0.89	1.05	21
03/31/20	16.69	0.21	(0.35)	(0.14)	(0.21)		(0.68)	15.66	(1.34)	31,450	0.85	1.19	1.03	19
SMALL/MID CAP FUND
Institutional Class
03/31/24	13.69	0.03	2.77	2.80	—		—	16.49	20.45	498	0.93	0.22	5.71	23
03/31/23	14.89	0.04	(1.00)	(0.96)	—		(0.24)	13.69	(6.45)	402	0.92	0.28	5.92	24
03/31/22	13.83	0.01	1.60	1.61	—		(0.55)	14.89	11.58	296	0.95	0.04	33.98	22
03/31/21	8.01	0.00	5.82	5.82	—		—	13.83	72.66	36	1.19	(0.01)	77.98	28
03/31/20(g)	10.00	0.03	(2.00)	(1.97)	(0.02)		—	8.01	(19.78)	19	1.17	0.41	70.42	13
Institutional Plus Class
03/31/24	13.73	0.04	2.77	2.81	(0.04)		—	16.50	20.51	13,355	0.90	0.26	1.62	23
03/31/23	14.95	0.04	(1.01)	(0.97)	(0.01)		(0.24)	13.73	(6.49)	14,009	0.91	0.30	1.76	24
03/31/22	13.86	0.01	1.63	1.64	—		(0.55)	14.95	11.77	7,494	0.95	0.04	2.12	22
03/31/21	8.02	0.03	5.84	5.87	(0.03)		—	13.86	73.22	3,726	0.95	0.24	3.02	28
03/31/20(g)	10.00	0.04	(2.00)	(1.96)	(0.02)		—	8.02	(19.63)	1,535	0.93	0.61	6.52	13
SMALL COMPANY FUND
Institutional Class
03/31/24	27.16	0.07	4.31	4.38	(0.06)		(0.78)	30.70	16.26	53,758	1.17	0.24	1.34	27
03/31/23	31.88	0.09	(1.27)	(1.18)	(0.00	)(f)	(3.54)	27.16	(3.25)	51,987	1.17	0.32	1.35	37
03/31/22	33.85	0.04	3.14	3.18	—		(5.15)	31.88	9.16	57,610	1.18	0.11	1.33	41
03/31/21	20.27	0.07	13.52	13.59	(0.01)		—	33.85	67.03	69,896	1.17	0.28	1.34	64
03/31/20	27.27	0.08	(6.70)	(6.62)	—		(0.38)	20.27	(24.71)	55,890	1.21	0.28	1.34	33
Institutional Plus Class
03/31/24	27.37	0.13	4.34	4.47	(0.14)		(0.78)	30.92	16.50	702,223	0.95	0.46	1.06	27
03/31/23	32.12	0.16	(1.28)	(1.12)	(0.09)		(3.54)	27.37	(3.02)	633,937	0.96	0.54	1.06	37
03/31/22	34.03	0.12	3.16	3.28	(0.04)		(5.15)	32.12	9.41	686,847	0.96	0.33	1.05	41
03/31/21	20.40	0.13	13.60	13.73	(0.10)		—	34.03	67.37	721,075	0.96	0.49	1.05	64
03/31/20	27.45	0.14	(6.74)	(6.60)	(0.07)		(0.38)	20.40	(24.55)	522,989	0.98	0.50	1.05	33

(a)	Per share data calculated using average share method.

(b)	Not annualized for a period less than one year.

(c)	Annualized for a period less than one year.

(d)	Ratios excluding contractual and voluntary waivers.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Amount represents less than $0.005.

(g)	Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1, 2019, respectively.
59

For more information about Tributary Funds, Inc.,

ask for a free copy of the following:

Statement of Additional Information (“SAI”)

The SAI has been filed with the SEC and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. These reports describe the Funds’ performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain the Funds’ SAI, Annual and/or Semi-Annual Reports, other information about the Funds and for other shareholder inquiries:

By phone:

Call

1-800-662-4203

By mail:

Tributary Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

On the web:

www.tributaryfunds.com

Fund information, including copies of the annual and semi-annual report and the SAI, is available on the SEC’s EDGAR database website at www.sec.gov. You may obtain copies of this information for a duplicating fee, by sending an email request to publicinfo@sec.gov.

SEC File Number 811-08846

TF-PRU-0824

Tributary Short-Intermediate Bond Fund

Institutional Class (Ticker:FOSIX)

Institutional Plus Class (Ticker: FOSPX)

Tributary Income Fund

Institutional Class (Ticker: FOINX)

Institutional Plus Class (Ticker: FOIPX)

Tributary Nebraska Tax-Free Fund

Institutional Plus Class (Ticker: FONPX)

Tributary Balanced Fund

Institutional Class (Ticker: FOBAX)

Institutional Plus Class (Ticker: FOBPX)

Tributary Small/Mid Cap Fund

Institutional Class (Ticker: FSMCX)

Institutional Plus Class (Ticker: FSMBX)

Tributary Small Company Fund

Institutional Class (Ticker: FOSCX)

Institutional Plus Class (Ticker: FOSBX)

Each a Separate Investment Portfolio of

TRIBUTARY FUNDS, INC.

Statement of Additional Information

August 1, 2024

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Prospectus (the “Prospectus”) of Tributary Short-Intermediate Bond Fund (the “Short-Intermediate Bond Fund”), Tributary Income Fund (the “Income Fund”), Tributary Nebraska Tax-Free Fund (the “Nebraska Tax-Free Fund”), Tributary Balanced Fund (the “Balanced Fund”), Tributary Small/Mid Cap Fund (the “Small/Mid Cap Fund”), and Tributary Small Company Fund (the “Small Company Fund”) (each, a “Fund,” and together, the “Funds”). The Prospectus for the Funds is dated August 1, 2024. The Funds are each separate investment portfolios of Tributary Funds, Inc. This SAI is incorporated in its entirety into the Prospectus. No investment in shares (“Shares”) of a Fund should be made without first reading the Funds’ Prospectus. The financial statements and related report of the Independent Registered Public Accounting Firm included in the Funds’ annual report for the fiscal year ended March 31, 2024 are incorporated by reference into this SAI. Copies of the Prospectus or Annual Report may be obtained, free of charge, by writing to Tributary Funds, Inc., P.O. Box 219022, Kansas City, MO 64141-6022, or by telephoning toll free (800) 662-4203. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

STATEMENT OF ADDITIONAL INFORMATION

THE COMPANY

Tributary Funds, Inc. (the “Company”), a Nebraska corporation organized on October 12, 1994, is an open-end management investment company which currently offers six investment portfolios. Prior to August 1, 2010, the Company operated under the name First Focus Funds, Inc. and each of the Funds operated with “First Focus” as a part of the name, as opposed to “Tributary.” The change in the name of the Company and each of the Funds was the result of a reorganization of the advisory relationships between the Funds and their investment advisers. The Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary Balanced Fund, Tributary Small/Mid Cap Fund, and Tributary Small Company Fund are each a diversified fund, which means that, with respect to 75% of each such Fund’s total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.

INVESTMENT POLICIES AND RISKS

Additional Information on Portfolio Instruments

The following supplements certain of the Funds’ principal investment policies and risks disclosed in the Prospectus, and otherwise references the Funds’ non-principal investment strategies.

Recent Market Events Risk. The financial markets in which the Funds invest are subject to price volatility that may result in losses. The recent outbreak of the novel coronavirus, first detected in December 2019, has disrupted the financial markets and produced significant market volatility. Novel coronavirus has also adversely affected the economies of many nations, individual companies and the markets in general. Its full impact cannot be known at the present time. Certain regions or countries may perform better or worse due to, among other factors, the nature and level of their public health response. This health crisis and future health crises may exacerbate pre-existing political, social and economic risks in certain countries. The impact of a crisis may be short term or may last for an extended period of time. This pandemic has resulted, and future epidemics and pandemics may similarly result, in significant volatility in the financial markets. Such volatility can lead to increased levels of redemptions, which could adversely affect the Funds’ performance and result in additional losses.

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and demand and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument upon its maturity. Bankers’ acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Funds may invest in certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations, if (i) at the time of investment the depositary institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (ii) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

The Funds may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

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Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Each Fund may invest in “investment grade” domestic and foreign commercial paper. For a complete explanation of “investment grade” commercial paper, please see Appendix A to this SAI. In general, investment in lower-rated instruments is more risky than investment in instruments in higher rated categories. The Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which each of the Funds may invest, are unsecured demand notes that permit the underlying debt to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A Fund’s investment adviser or sub-adviser (each an “Adviser” and, collectively, the “Advisers”) will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. No Fund will invest more than 5% of its assets in such securities.

Master Limited Partnerships. A master limited partnership (“MLP”) is a limited partnership, the interests of which are freely traded on an established market, and which receives special tax treatment as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as an MLP, at least 90% of its income must be from qualifying sources such as exploration, development, mining, production, processing, refining, transportation, storage, and marketing of mineral or natural resources. The general partner of the MLP is usually structured as a private or public corporation (often in the energy or real estate industries), an investment fund, or other type of entity. The general partner typically controls the operations and management of the partnership while each limited partner (with limited control and voting rights) provides capital investment and receives income distributions from its operations. Unlike shareholders in a corporation, MLP limited partners do not elect directors annually. In the event of liquidation, holders of common limited partnership units of MLPs usually have first rights to the MLP’s remaining assets after bondholders, other debt holders, and any preferred unit holders have been paid in full.

Limited partnerships are “pass through” entities and do not pay U.S. federal income tax at the entity level. Therefore, more cash may be available for distributions, as compared to the corporate structure. MLP partnerships are usually structured in ways that provide financial incentives to the general partner to streamline expenses, increase capital expenditures, increase cash flows and pay distributions. The general partner and each limited partner are normally each responsible for their respective proportionate share of income, gains, losses, and deductions, even if the MLP does not pay a cash distribution. Accordingly, there is a risk that a Fund could be liable for MLP-related tax in respect to its share of the MLP’s gains, even though the MLP did not make a distribution of cash to the Fund. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate, which would reduce the amount of cash available for distributions, and the distributions a Fund receives could be taxed entirely as dividend income. Historically, because many MLPs have pursued aggressive acquisition activities, a significant portion of income from such MLPs has been offset by tax deductions. If an MLP in which a Fund invests previously engaged in such acquisition activity and then significantly reduced such activity, such MLP’s accelerated depreciation (generated by the new acquisitions) would be reduced, which could result in an increase in a Fund’s tax liability respecting its investment in the MLP. Each Fund may invest up to 5% of its net assets in units of MLPs which are traded on U.S. or global securities exchanges.

The risk of investing in a limited partnership is different than investing in other types of equity securities. Holders of limited partnership interests generally have less control and rights respecting the partnership’s operations, as compared to shareholders in a corporation. There are also potential conflicts of interest that may arise between the limited partners and the general partner. Furthermore, changes in the Code or a determination by the Internal Revenue Service (“IRS”) that the MLP must be taxed as a corporation would eliminate the flow-through taxation benefits of a partnership.

Foreign Investments. Each Fund except the Nebraska Tax-Free Fund may invest in foreign securities either directly or through the purchase of sponsored or unsponsored depositary receipts, including American Depositary Receipts (“ADRs”). The Short-Intermediate Bond Fund and Income Fund may each invest up to 10% of its assets in foreign securities. The

4

Balanced Fund, Small/Mid Cap Fund and Small Company Fund may each invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored and unsponsored ADRs.

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. An “emerging country” is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national product (“GNP”) than more developed countries. There are currently in excess of 100 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. Generally, ADRs are designed for trading in the U.S. securities market, and may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. Unsponsored depositary receipts may be less liquid than sponsored ones, and there may be less information available regarding the underlying foreign issuer for the unsponsored depositary receipt. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited securities to the holders of the receipts.

Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, investment companies that invest in foreign securities, and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic, and social developments, possible imposition of withholding taxes on interest and dividend income, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. Where purchases of foreign securities are made in foreign currencies, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Investments in emerging markets involve even greater risks such as immature economic structures and legal systems which may not be totally developed. The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as GNP growth, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Funds that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

5

Fixed Income Securities. Each of the Funds may invest in fixed income securities. With the exception of the Short Intermediate Fund, the Income Fund, and Balanced Fund, any fixed income securities in which any of the Funds invest will be “investment grade.” The Short Intermediate Fund and the Income Fund may each invest up to 20% of their respective assets in fixed-income securities rated below “investment grade,” but no lower than a B rating, by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase. The Balanced Fund and the Nebraska Tax-Free Fund may invest up to 20% of the fixed income portion of the Fund in fixed income securities rated below “investment grade,” but not lower than a B rating by an NRSRO at the time of purchase. For a complete explanation of “investment grade” fixed income securities, please see Appendix A to this SAI.

High-Yield Bonds and Securities of Distressed Companies. Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds are described as “speculative” by Moody’s and Fitch. Investment in lower rated corporate debt securities (“high-yield securities” or “junk bonds”) and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High-yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high-yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high-yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High-yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high-yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds, by investing in such securities, may incur additional expenses to seek recovery of their respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The respective sub-advisers seek to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high-yield and distressed company securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high-yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield and distressed company securities, especially in a thinly traded market. When secondary markets for high-yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Advisers seek to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high-yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisers do not rely solely on credit ratings when selecting debt securities for a Fund, and develop their own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if the Adviser deems it in the best interest of the Fund’s shareholders.

U.S. Government Obligations. Each of the Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government, such as those of the Government National Mortgage Association (“Ginnie Mae”) and the Export Import Bank of the United States; others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Home Loan Banks, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others,

6

such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each of the Funds may invest in the obligations of such agencies or instrumentalities only when the Fund’s Adviser believes that the associated credit risk is commensurate with the anticipated gain.

Municipal Securities Generally. Municipal securities are debt obligations issued by a state, its political subdivisions, municipalities, agencies, and authorities issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. In addition, certain types of industrial development and other revenue bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Other types of industrial development bonds, the proceeds of which are used for the construction, equipping, repair, or improvement of privately operated industrial, commercial or office facilities, constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

Over 25% of the municipal securities in a Fund’s portfolio may derive their payment from mortgage loans. Certain of these municipal securities in a Fund may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer’s boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities, as a result of events such as the sale of the mortgaged property, default condemnation, or casualty loss. Because these bonds are subject to extraordinary mandatory redemption, in whole or in part, from such prepayments on mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenues available for the payment of the principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under Code §103A, which contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has agreed to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from federal income tax under existing laws and regulations. There can be no assurance that such ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.

Certain of the municipal securities in a Fund’s portfolio may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs, and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under federal and state programs. Like single-family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale, or non-origination of mortgage loans, as well as upon the occurrence of other events.

Over 25% of the municipal securities in the Nebraska Tax-Free Fund Fund’s portfolio may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility’s gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians’ confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and government agencies to limit rates, legislation establishing state rate-setting agencies

7

expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payer programs. Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to this nationwide approach, Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Over 25% of the municipal securities in a Fund’s portfolio may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices, and the effect of energy conservation. In addition, many states have enacted renewable energy standards requiring utilities to supply a minimum amount of renewable energy, the cost of which is often higher than non-renewable sources, leading to potential decreased profits. Many of such issuers have experienced some of these problems in varying degrees. In addition, federal, state, and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest of such bonds.

Over 25% of the municipal securities in a Fund’s portfolio may be university and college revenue obligations. University and college revenue obligations are obligations of issuers whose revenues are derived mainly from tuition, dormitory revenues, grants, and endowments. General problems faced by such issuers include declines in the number of students, possible inability to raise tuitions and fees, the uncertainty of continued receipt of federal grants and state funding, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Certain of the municipal securities in a Fund’s portfolio may be Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009 (the “Recovery Act”), which authorized state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors. The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders. A Fund’s investments in Build America Bonds will result in taxable income and such Fund may elect to pass through to shareholders the corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Build America Bonds involve similar risks as municipal bonds, including credit and market risk. In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the Recovery Act, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments. They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt municipal bonds. The Build America Bond program expired on December 31, 2010, at which point no further issuance was permitted.

Municipal Securities. Nebraska Tax-Free Fund. The Fund seeks to invest at least 80% of its assets in a portfolio of “investment grade” municipal securities which generate interest income that is exempt from both federal and Nebraska state income taxes. This is a fundamental policy for the Fund. For a complete explanation of “investment grade” municipal securities, please see Appendix A to this SAI.

The municipal securities in which the Fund invests consist of the respective state’s tax-exempt bonds, notes, commercial paper and participation interests in municipal leases. Tax-exempt notes and commercial paper are generally used to provide for short-term capital needs and ordinarily have a maturity of up to one year. These include notes issued in anticipation of tax revenue, revenue from other government sources or revenue from bond offerings and short-term, unsecured commercial paper, which is often used to finance seasonal working capital needs or to provide interim construction financing. Tax-exempt leases are obligations of state and local government units incurred to lease or purchase equipment or other property utilized by such governments. The Fund will not originate leases as a lessor, but will instead purchase a participation interest in the regular payment stream of the underlying lease from a bank, equipment lessor or other third party. In the case of non-Nebraska securities, general obligation bonds are secured by the full faith and credit of the issuer and may be repaid by any revenue source. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities

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or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power, and sanitary and improvement (“SID”) bonds may be repaid from the collection of taxes and assessments of property owners in the SID. Tax-exempt industrial development bonds are in most cases revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The revenues from which such bonds are paid generally constitute an obligation of the corporate entity on whose behalf the bonds are issued.

Although the participations in municipal leases which the Fund may purchase (“lease obligations”) do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds and therefore may be less liquid than other municipal securities. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will only purchase lease obligations which are rated “investment grade” by Moody’s Investor Services, Inc. (“Moody’s”). Each Fund will not invest more than 10% of its net investment assets in lease obligations including, but not limited to, those lease obligations which contain “non-appropriation clauses”. For a complete explanation of “investment grade” municipal securities, please see Appendix A to this SAI.

The Fund will only purchase lease obligations which are covered by an existing opinion of legal counsel experienced in municipal lease transactions that, as of the date of issue or purchase of each participation interest in a municipal lease, the interest payable on such obligation is exempt from both federal income tax and the relevant state’s income tax and that the underlying lease was the valid and binding obligation of the governmental issuer.

The Fund also may purchase floating and variable rate demand notes from municipal and non-governmental issuers. These notes normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will generally not adversely affect the tax-exempt status of these obligations. The Fund’s Adviser will rely upon the opinion of the issuer’s bond counsel to determine whether such notes are exempt from federal and the relevant state’s income taxation. The issuer of floating and variable rate demand notes nominally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the note holders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals, based upon a known lending rate. The Fund’s Adviser will monitor the creditworthiness of the issuers of floating and variable rate demand notes. Each Fund will not invest in derivative financial instruments other than in connection with its hedging activities.

As noted, the Fund invests a substantial portion of its assets in “investment grade” municipal securities. Lower quality securities involve a greater risk of default, including nonpayment of principal and interest, than investment grade securities; however, the risk of default is present in investment grade securities. Municipal securities rated in the lowest category of investment grade debt may have speculative characteristics. Investment in medium-quality debt securities (rated Baa or A by Moody’s) involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. Medium-quality municipal securities are considered to possess adequate, but not outstanding, capacities to service their obligations. An economic downturn may disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds are more likely to experience difficulty in servicing their principal and interest payment obligations than is the case with higher grade bonds. The existence of a liquid trading market for the municipal securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made for any of the municipal securities, that any market for the municipal securities will be maintained or of the liquidity of the municipal securities in any markets made. Medium-quality debt securities tend to be less marketable than higher-quality debt securities because the market is less liquid. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling the medium-quality debt securities in its portfolio.

In addition, certain municipal securities in which the Fund invests may be subject to extraordinary optional and/or mandatory redemptions at par if certain events should occur. To the extent securities were purchased at a price in excess of the par value thereof and are subsequently redeemed at par as a result of an extraordinary redemption, the Fund would suffer a loss of principal.

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In addition to the foregoing, the yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the state’s tax-exempt obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue or issuer. The ratings of Moody’s represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, and not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to their purchase by the Fund, particular municipal securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund.

Factors that Pertain to Nebraska. Because the Fund will invest substantially all of its assets in Nebraska municipal securities, the Fund is susceptible to political and economic factors affecting the issuers of Nebraska municipal securities. Because of limitations contained in the state constitution, the State of Nebraska issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government are authorized to issue bonds secured by revenue from specific projects and activities.

Nebraska has experienced population growth from in-migration largely related to international migration to Nebraska and from natural increases (births exceeding deaths). Accompanying population growth, Nebraska’s economic growth has grown at a slow but steady pace over the past few years. Historically, the state’s economy is less cyclical than the national economy; as such, we anticipate a natural lag between a pickup in the national economic activity and a rebound in Nebraska. Non-farm payroll employment has generally been positive in recent years with the exception of slightly negative job loss in 2002 and 2003. Nebraska’s economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

Mortgage-Related Securities. The Short-Intermediate Bond Fund, the Income Fund, and the Balanced Fund may, consistent with their respective investment objectives and policies, invest in mortgage-related securities (or “MRS”).

Mortgage-related securities, for purposes of such Funds’ Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Ginnie Mae and government related organizations such as Fannie Mae and Freddie Mac, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. These securities are backed by obligations such as: conventional 15- or 30-year fixed rate mortgages; adjustable rate mortgages; non-conforming mortgages; commercial mortgages; or other assets. The mortgages underlying the securities may also reflect credit quality differences (e.g., sub-prime mortgages). MRS are pass-through securities – an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligation is “passed through” to the securities’ holders as periodic payments of interest, principal, and prepayments (net of service fees). Although certain MRS are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. The value of an MRS may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of an MRS may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return to the Short-Intermediate Bond Fund, the Income Fund, and the Balanced Fund. In addition, regular payments received in respect of MRS include both interest and principal. No assurance can be given as to the return these Funds will receive when these amounts are reinvested.

These Funds may also invest in MRS that are collateralized mortgage obligations (“CMOs”). CMOs are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the prepayment experience of the collateral. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future

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references to CMOs shall also be deemed to include REMICs. The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In addition, privately issued MRS do not have the backing of any U.S. government agency, instrumentality, or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan under the agreement’s conditions. Such a repurchase or substitution obligation may be the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities (“MBS”) may have various types of credit enhancements, reserve funds, subordination provisions or other features.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets in 2008-2010 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors, and officers, including the power to: (i) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (ii) collect all obligations and money due to Freddie Mac and Fannie Mae; (iii) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (iv) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (v) contract for assistance in fulfilling any function, activity, action, or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Each of Freddie Mac and Fannie Mae must obtain the consent of the Treasury for either to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock; (ii) issue capital stock of any kind; (iii) terminate the conservatorship of the FHFA except in connection with a receivership; or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and MBS portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure, and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any MBS guaranteed by Freddie Mac and Fannie Mae, including any such MBS held by a Fund.

Certain debt securities such as MBS, CMOs, asset-backed securities, and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of a Fund’s weighted average maturity, the effective maturity of such securities will be used. Depending upon the prevailing market conditions, these Funds’ Advisers may cause a Fund to purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, these Funds’ Advisers will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

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Other Asset-Backed Securities. The Short-Intermediate Bond Fund, the Income Fund, and the Balanced Fund may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as “Certificates of Automobile Receivables” or “CARs”), credit card receivables (known as “Certificates of Amortizing Revolving Debts” or “CARDs”) and loan receivables. Such securities represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Such securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

Asset-backed securities (“ABS”) held by the Short-Intermediate Bond Fund, the Income Fund, or the Balanced Fund arise through the grouping by governmental, government-related, and private organizations of loans, receivables, and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, ABS provide periodic payments which generally consist of both interest and principal payments.

The estimated life of an ABS may vary with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of an ABS, will be a function of current market interest rates and other economic and demographic factors. Because prepayment experience can vary, ABS may be a less effective vehicle for locking in high long-term yields.

Generally, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Hedging Instruments. The Income Fund and the Short-Intermediate Bond Fund may, consistent with their respective investment objectives and policies, invest up to 15% of their assets in derivatives and other hedging instruments, subject to certain restrictions relating to futures contracts, and up to 40% of their assets in treasury futures, as discussed more fully below. See “Futures Contracts and Related Instruments.” The Small/Mid-Cap Fund and the Small Company Fund may, consistent with their respective investment objectives and policies, invest in options.

Options. To the extent indicated above under “Hedging Instruments,” the Income Fund, the Short-Intermediate Bond Fund, the Small/Mid Cap Fund, and the Small Company Fund may, consistent with their respective investment objectives and policies, purchase and sell call and put options on futures contracts for hedging purposes, in anticipation of the purchase of securities, or for liquidity management purposes. Options may be used only for the purpose of reducing investment risk and not for speculative purposes. The following discusses the types of options that those Funds may use, together with the risks that may be associated with their use.

About Options on Securities. A call option is a short-term contract under which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index, or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash. Options may be traded on an exchange or in the over-the-counter markets.

Options Purchases. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security,

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use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing Fund. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing Fund in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing Fund would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

Option Writing. Call options may be written (sold) by such Funds. Generally, calls will be written only when, in the opinion of a Fund’s Adviser, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Fund’s Adviser, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the Fund that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Fund that has written (sold) the option is obligated as the writer of a call option, it will (i) own the security underlying the option; or (ii) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Fund that has written (sold) the put option will (y) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (z) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

Options on Securities Indices. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Fund to be hedged. Options on stock indices are settled exclusively in cash.

Risk Factors Relating to the Use of Options Strategies. The premium paid or received for an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction” (i.e., by purchasing an identical option with respect to the underlying security in the case of an option written and by selling an identical option on the underlying security in the case of an option purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options

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may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or a closing purchase transaction is effected for that position, a loss will be realized in the amount of the premium paid.

Futures Contracts and Related Instruments. The Income Fund and the Short-Intermediate Bond Fund may use futures contracts and options on futures contracts to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, subject to the limitations described below. A Fund may invest in futures-related instruments only for hedging purposes and not for speculation and only in a manner consistent with its investment objective and policies.

Rule 4.5 under the Commodity Exchange Act (“CEA”) limits the ability of the Funds, Tributary Capital Management, LLC (“Tributary” or the “Investment Adviser”) and First National Advisers, LLC (“FNA” or “Sub-Adviser”), the sub-adviser, to rely on an exclusion from registration as a commodity pool operator (“CPO”) if a Fund utilizes certain instruments, including commodity futures, options on futures, and certain swap transactions (collectively, “commodity interests”). Under Rule 4.5, a registered investment company can claim exclusion from registration as a CPO only if the fund uses commodity interests for “bona fide hedging purposes,” or otherwise limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to commodity interests do not exceed 5% of the liquidation value of the Fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the Fund’s portfolio (taking into account unrealized profits and unrealized losses on any such positions). The Advisers intend to manage these Funds so that Tributary is not required to register as a CPO, and therefore these Funds will only be able to utilize commodity interests for bona fide hedging purposes, or otherwise within the foregoing limits. Accordingly, the Investment Adviser and/or Sub-Adviser may not be able to use commodity interests to manage a Fund’s risks in a manner they may otherwise believe is in a Fund’s best interests, which may adversely affect a Fund’s total return.

About Futures Contracts and Options on Futures Contracts. A futures contract is a bilateral agreement under which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Stock Index Futures Contracts. The Income Fund and the Short-Intermediate Bond Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Fund is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

Futures Contracts on Debt Securities. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Fund may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Fund or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

Options on Futures Contracts. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at

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a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction costs. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by a Fund. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

Risk Considerations Relating to Futures Contracts and Related Instruments. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) - no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Instruments: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (i) there will be a correlation between price movements in the options and those relating to the underlying securities; (ii) a liquid market for options held will exist at the time when a Fund may wish to effect a closing transaction; or (iii) predictions as to anticipated interest rate or other market trends on behalf of a Fund will be correct.

Margin and Segregation Requirements Applicable to Futures-Related Transactions. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund utilizing a futures contract would expect to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund values its open futures positions at market.

When purchasing a futures contract, a Fund will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund. When selling a futures contract, a Fund will similarly

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maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a Fund with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Company’s custodian).

When selling a call option on a futures contract, a Fund will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

Swap Agreements. The Income Fund and the Short-Intermediate Bond Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. These Funds may write (sell) and purchase put and call swap options.

Certain swap agreements entered into by these Funds (but generally not CDSs) would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement would be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Other swap agreements, such as CDSs, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDSs. In cases where either Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS.

Because swap agreements are two party contracts and because they may have terms of greater than seven days, the “net amount” of a swap agreement may be considered to be illiquid. Moreover, the Funds bear the counterparty risk, i.e., risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will only enter into swap agreements with counterparties that meet the Funds’ standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code may limit these Funds’ ability to use swap agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when

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a Fund writes a swap option, the Fund will become obligated, upon exercise of the option, to the terms of the underlying agreement.

The swaps market has been affected by statutes and regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”). Both the CFTC and SEC have materially increased the oversight and regulation of the swaps market and its participants. There are new registration requirements for certain swap participants meeting the definition of a “swap dealer” and/or “major swap participant.” Further, the regulations now permit only “eligible contract participants” to engage in over-the-counter swap transactions. Additionally, recordkeeping, reporting, clearing and execution requirements are now imposed on all parties to any swap transaction, with certain exemptions. Continued regulatory developments in the swaps market could adversely affect a Fund’s ability to participate in swap transactions.

As noted above, a Fund may enter into CDSs for investment purposes. If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund. If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

These Funds may enter into interest rate swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to fluctuations in long-or short-term interest rates. For example, a Fund may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its Fund or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

The use of CDSs and interest rate swaps, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

These Funds may enter into total return swaps. Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.

These Funds may enter into equity swaps. In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index. Equity swaps are normally used to (i) initiate and maintain long or short equity exposures either in an index or a specific stock Fund; (ii) temporarily eliminate exposure to an equity Fund without disturbing the underlying equity position; or (iii) increase, reduce, or eliminate market exposure to a single issue or a narrow stock Fund or obtain greater diversification for a limited period of time without disturbing an underlying position.

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The Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund’s right as a creditor.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has at times been a relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. For purposes of applying these Funds’ investment policies and restrictions (as stated in the Prospectus and this SAI), swap agreements are generally valued by the Funds at market value. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by that Fund and, therefore, will be borne directly by shareholders.

Income Participation Loans. The Short-Intermediate Bond Fund, the Income Fund, and the Balanced Fund may make or acquire participations in privately-negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Short-Intermediate Bond Fund, the Income Fund, and the Balanced Fund may have a demand provision permitting such Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to a Fund’s 5% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless such Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Company’s Board of Directors (the “Board”) will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

The Short-Intermediate Bond Fund, the Income Fund, and the Balanced Fund will purchase income participation loans only if such instruments are, in the opinion of the acquiring Fund’s Adviser, of comparable quality to debt securities rated Baa or better by Moody’s or the equivalent rating or better by an NRSRO, or if unrated, considered by a Fund’s Adviser to be of comparable quality. None of these Funds will invest more than 20% of its assets in such securities.

Other Loans. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by the lending Fund’s Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment (see the Funds’ Proxy Voting Policies and Procedures contained in Appendix B to this SAI). In the event the borrower would default in its obligations, such Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. A Fund will enter into loan agreements only with broker-dealers, banks or other institutions that the Fund’s Adviser has determined are creditworthy under guidelines established by the Board.

Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC and/or registered broker-dealers which the applicable Fund’s Adviser deems credit-worthy under guidelines approved by the Board, subject to the

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seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be of the same type and quality as those in which such Fund may invest directly. The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) plus the transaction costs, including loss of interest, that such Fund reasonably could expect to incur if the seller defaults. This requirement will be continually monitored by the Advisers of the Funds which are parties to these agreements, and if the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by such Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board believes that, under the regular procedures normally in effect for custody of a Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. Each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund’s investment restrictions. Under these agreements, a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with such Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and that Fund’s Adviser will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities and that the buyer may default on its obligation to sell such securities back to a Fund. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Except as otherwise disclosed to the shareholders (“Shareholders”) of a Fund, the Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Company’s Co-Administrators, or their affiliates, and will not give preference to the Advisers’ correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Illiquid Securities. Each Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that a Fund reasonably expects cannot be sold or disposed of in current market conditions seven calendar days or less without the sale or disposition significantly changing the market value of the security (“Illiquid Securities”)). The Funds have adopted and implemented a written liquidity risk management program in accordance with Rule 22e-4 under the 1940 Act. As part of that program, a Liquidity Risk Administrator, which includes personnel from Tributary and FNA, is responsible for identifying illiquid securities and reporting to the Funds’ Board of Directors, in accordance with Rule 22e-4.

Certain securities (“restricted securities”) exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”) (securities that may be resold pursuant to Rule 144A or Regulation S under the Securities Act), may be considered liquid. The Board has delegated to the Advisers the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board has directed the Advisers to consider such factors as (i) the nature of the market for a security (including the institutional private or international resale market), (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL Market), and (iv) other permissible relevant factors. Certain securities, such as repurchase obligations maturing in more than seven days, are currently considered illiquid.

Restricted securities may be sold only in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering for which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market

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conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of Illiquid Securities or the depreciation of liquid securities, a Fund is in a position where more than 5% of the value of its net assets is invested in illiquid assets, including restricted securities which are not readily marketable, that Fund will take such steps as its Adviser deems advisable, if any, to reduce the percentage of such securities to 5% or less of the value of its net assets.

Temporary Defensive Positions. During temporary defensive periods as determined by the Advisers, as appropriate, each Fund may hold up to 100% of its total assets in high-quality short-term obligations including domestic bank certificates of deposit, bankers’ acceptances, repurchase agreements secured by bank instruments, Treasury securities, government issued securities, and money market securities. To the extent that a Fund invests in these obligations, such Fund may not achieve its investment objective.

Over-the-Counter Market. The Balanced Fund, the Small/Mid Cap Fund and the Small Company Fund may each invest in common stocks, some of which will be traded in the over-the-counter market. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy specified standards. Any security can be traded in the over-the-counter market as long as a broker-dealer is willing to make a market in the security. Because there are no minimum requirements for a company’s assets or earnings or the number of its stockholders in order for its stock to be traded over-the-counter, there is great diversity in the size and profitability of companies whose stocks trade in this market, ranging from relatively small little-known companies to well-established corporations. When a Fund disposes of such a stock, it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

Small and Medium Capitalization Companies. As described in the prospectus, certain Funds may invest in securities issued by companies with relatively smaller or medium capitalizations. Securities issued by companies with relatively smaller or medium market capitalizations in general present greater risks than securities issued by companies with larger market capitalization and may be subject to large, abrupt, or erratic fluctuations in price due, in part, to such factors as the issuer’s dependence upon key personnel, the lack of internal resources, the inability to obtain funds from external sources, and dependence on a new product or service for which there is no firmly established market. An emphasis on smaller and medium-capitalization companies may result in even greater risk than is inherent in other equity investment alternatives. These Funds will likely have somewhat greater volatility than the stock market generally, as measured by the S&P 500 Index.

Investment Restrictions

Fundamental Restrictions

Each Fund’s investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of such Fund’s outstanding Shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION – Vote of a Majority of the Outstanding Shares”).

Each Fund, except the Nebraska Tax-Free Fund, will not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase: (i) more than 5% of the value of such Fund’s total assets would be invested in such issuer; or (ii) such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of a Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

None of the Funds will:

1.	Purchase any securities which would cause more than 25% of the value of a Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (ii) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
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(iii) utilities will be divided according to their services i.e. gas, gas transmission electric and telephone will each be considered a separate industry;

2.	Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets; and

3.	Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements as described above.

The Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Balanced Fund, the Small/Mid Cap Fund, and the Small Company Fund will not:

1.	Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

2.	Engage in any short sales;

3.	Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of restricted securities;

4.	Purchase or sell commodities or commodities contracts, unless and until disclosed in the current Prospectus of such Fund; and

5.	Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).

Non-Fundamental Restrictions

The following additional investment restrictions may be changed by the Board without the vote of a majority of the outstanding Shares of a Fund:

No Fund may:

1.	Purchase or otherwise acquire any securities if, as a result, more than 5% of that Fund’s net assets would be invested in Illiquid Securities; and

2.	Purchase securities of other investment companies except (i) as permitted by the 1940 Act and the rules, regulations, and orders adopted thereunder, or (ii) in connection with a merger, consolidation, acquisition, or reorganization.

The Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Small/Mid Cap Fund and the Small Company Fund may not purchase participations or direct interests in oil, gas, or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction).

The Nebraska Tax-Free Fund may not:

1.	Purchase or otherwise acquire any securities if, as a result, more than 5% of that Fund’s net assets would be invested in Illiquid Securities.

2.	Purchase securities of other investment companies except (i) as permitted by the 1940 Act and the rules, regulations, and orders adopted thereunder, or (ii) in connection with a merger, consolidation, acquisition, or reorganization.

3.	Buy common stocks or voting securities.

4.	Purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction).
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The Adviser has claimed an exemption from registration with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator under the Commodity Exchange Act (“CEA”). The Funds are exempt from the definition of a commodity pool under Rule 4.5 of the CEA.

Special Non-Fundamental Concentration Policy of the Nebraska Tax-Free Fund

Because of the relatively small number of issuers of municipal securities in Nebraska, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss to the Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines.

The Fund will not invest more that 25% of its total assets in any industry. However, municipal securities backed only by the assets and revenues of non-governmental users will for this purpose be deemed to be issued by such non-governmental users, in which case the 25% limitation would apply to such obligations. Accordingly, no more than 25% of the Fund’s assets will be invested in obligations deemed to be issued by non-governmental users in any one industry.

Portfolio Turnover

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The U.S. Securities and Exchange Commission (the “SEC”) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

Minimum Requirement of Rule 35d-1

Certain of the Funds, as noted in the Prospectus, have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund. Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board without shareholder approval, the Board has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund that was adopted under the requirements of Rule 35d-1.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value (“NAV”) of each Fund is determined and the Shares of each Fund are priced each business day at the regularly-scheduled close of trading on the New York Stock Exchange (“NYSE”) (typically 4 p.m. Eastern Time), or as of the close of the business day, whichever time is earlier. Currently, the following holidays are observed by the Funds: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund calculates its NAV as follows:

NAV= (value of Fund assets) — (Fund liabilities)

Number of outstanding Shares

Securities that are listed or traded on a stock exchange or the NASDAQ or National Market System (“NMS”) are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for the Financial Industry Regulatory Authority (“FINRA”) traded securities). Where quotations are not readily available or are deemed unreliable, the Funds’ investments are valued at fair value as determined by management in good faith using methods approved by the Board. Debt securities are valued at prices furnished by a pricing service approved by the Board subject to review and determination of the appropriate price by the Company, whenever a furnished price is significantly different from the previous day’s furnished price. In making such valuations, the pricing service utilizes dealer-supplied valuations which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, because such valuations are believed to more accurately reflect the fair value of such securities. Short-term obligations may be valued at amortized cost, which constitutes fair value as determined by the Board. Futures contracts are normally valued at the settlement price

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on the exchange on which they are traded. Fund securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board.

Generally, trading in foreign securities, as well as U.S. government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Funds’ Shares are determined as of such times. Prices of foreign securities denominated in foreign currency will be converted into U.S. dollar equivalents using the daily rate of exchange at the time of NAV calculation. Occasionally, events affecting the value of securities may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management in good faith using methods approved by the Board.

For purposes of determining the NAV per Share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of the NAV calculation.

A Fund’s NAV per Share will be calculated separately from the per Share NAV of the other Funds. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Shares of the particular Fund together with all net investment income, earnings, profits, realized gains/losses, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular Fund. Each Fund is charged with the direct liabilities of that Fund and with a share of the general liabilities of all of the Company’s Funds.

ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

Purchases. Shares of the Funds are sold on a continuous basis by the Funds’ distributor, Northern Lights Distributors, LLC (the “Distributor”), and the Shares may be purchased either directly from the Funds or through banks, financial intermediaries, or certain other institutions. Investors purchasing Shares may include officers, Directors, or employees of the Advisers or their correspondent or affiliated banks.

Customers of First National Bank of Omaha (“First National”) or its correspondent or affiliated banks (collectively, the “Banks”) may purchase Shares in connection with the requirements of their qualified accounts maintained at the Banks.

Shares purchased through the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Banks. With respect to Shares sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Company and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to their customers. A Bank will exercise voting authority for those Shares for which it is granted authority by the customer.

The Banks, financial intermediaries, and other institutions may impose particular customer account requirements in connection with investments in the Funds, such as minimum account size or minimum account thresholds above which excess cash balances may be invested in Fund Shares. In addition, depending on the terms of the particular account used to purchase Fund Shares, the Banks, financial intermediaries, or other institutions may impose charges against the account. These charges could include asset allocation fees, account maintenance fees, sweep fees, compensatory balance requirements, transaction charges or other charges based upon account transactions, assets or income. The charges will reduce the net return on an investment in a Fund. Investors should contact their institutions with respect to these fees and the particular institution’s procedures for purchasing or redeeming Shares. The Prospectus and this SAI should be read in conjunction with any such information received from the Banks, financial intermediaries, or the institutions.

Exchanges. If Shares are purchased through a Bank or other institution, the Shares may be exchanged only in accordance with that account’s instructions and procedures.

Redemptions. If a customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the customer may be obligated to redeem, or the Bank may redeem on behalf of the customer, all or part of the customer’s Shares of a Fund to the extent necessary to maintain the required minimum balance. The minimum balance required by any such Bank or other institution may be higher than the minimum required by the Company.

The Company’s transfer agent, DST Systems, Inc. (the “Transfer Agent”), reserves the right to reject any signature guarantee if: (i) it has reason to believe that the signature is not genuine; (ii) it has reason to believe that the transaction

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would otherwise be improper; or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

The Funds may involuntarily redeem Shares held in certain financial intermediary accounts upon notice to shareholders if the Company or a financial intermediary determines to terminate a shareholder servicing agreement with the financial intermediary with respect to a Fund or a particular Share class.

The Company may suspend the right of redemption or postpone the date of payment for Fund Shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the SEC has by order permitted such suspension, or (iv) an emergency exists as a result of which (a) disposal by the Company of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Company to determine the fair value of the Funds’ net assets.

If you choose to receive distributions in cash: If any distribution checks (1) are returned as “undeliverable” or (2) have not been negotiated before your next regularly scheduled distribution or within six months from the date of issuance, whichever is earlier, your account will be changed automatically so that all subsequent distributions are reinvested in shares in your account at the per share NAV determined as of the date of the payment. Redemption and fund distribution checks that have not been negotiated within the timeframes noted above will be canceled, and the money will be reinvested in shares in the appropriate Fund at the current day per share NAV. Notices to “unresponsive payees” will be sent in accordance to SEC rules and regulations.

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MANAGEMENT OF THE COMPANY

Directors and Officers

Overall responsibility for management of the Company rests with its Board, which is elected by the Shareholders of the Company. The Company is managed by the Board in accordance with the laws of Nebraska governing corporations. The Board of Directors oversees all of the Funds. The Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation, or removal. The Directors elect the officers of the Company to supervise actively its day-to-day operations. Information about the Company’s Directors and officers follows:

Name, Address, and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
Gary D. Parker 1620 Dodge Street Omaha, NE 68197 Age: 79	Director, Audit Committee Chair	Indefinite; Since 2005	Retired since 2000.	6	None
David F. Larrabee 1620 Dodge Street Omaha, NE 68197 Age: 64	Lead Independent Director	Indefinite; Since 2016	Retired since 2012.	6	None
Donna M. Walsh 1620 Dodge Street Omaha, NE 68197 Age: 61	Director, Corporate Governance Chair	Indefinite; Since 2018	Partner, InterAlpen Partners (since 2022); Industry Adviser, Panorama Point Partners (2017-2021).	6	None
Interested Directors* Stephen C. Wade 1620 Dodge Street Omaha, NE 68197 Age: 59	Director, Chairman of the Board and President	Indefinite; Since 2016	Senior Vice President - Investment Services, First National Bank of Omaha (December 2013 to present).	6	Director, First National Capital Markets, Inc.
Brittany A. Fahrenkrog 1620 Dodge Street Omaha, NE 68197 Age: 46	Director and Senior Vice President	Indefinite; Since 2016	Director, Client Services, Tributary Capital Management, LLC (since May 2010).	6	None

*	As defined in the 1940 Act, Mr. Wade is an “interested” Director because he is an officer of First National Bank of Omaha, the parent of the Funds’ investment adviser, and an owner of securities issued by First National of Nebraska, Inc, and Ms. Fahrenkrog is an “interested” Director because she is an employee of Tributary Capital Management LLC, the Funds’ investment adviser, and an officer of First National Bank of Omaha.

The following are the experiences, qualifications, and skills of each of the Directors which led to the conclusion that they should serve as such.

Gary D. Parker. Until his retirement in 2000, Mr. Parker served for a number of years as Chairman, President, and CEO of Lindsay Corporation, a leading manufacturer of center pivot and lateral move irrigation systems, which is listed on the NYSE. In his capacity as Chairman and CEO of a public company, Mr. Parker supervised business and financial matters of that company as a board member and executive responsible to public investors. Mr. Parker’s breadth of managerial and executive leadership in public company corporate governance and public financial reporting are experiences directly applicable to Mr. Parker’s service as an Independent Director on the Board and Chair of the Audit Committee.

David F. Larrabee. Until his retirement in 2012, Mr. Larrabee served in executive management positions in the mutual fund industry as President and CEO of American Century Investment Services, Inc. and as Senior Vice President

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of American Century Investments, Inc. In these capacities, Mr. Larrabee developed significant experience in mutual fund operations, including product development and distribution. Mr. Larrabee’s more than 30 years’ experience in the financial services industry also includes positions with State Street Bank and Trust Company and UMB Bank, which included experience with daily fund operations such as custody and cash management. Mr. Larrabee’s overall managerial experience in the mutual fund industry qualifies him to serve as the Lead Independent Director of the Company’s Board.

Donna M. Walsh. Ms. Walsh has served most recently in executive management positions with private equity firms Panorama Point Partners and Tenaska Capital Management and as a Co-founder and Managing Director of a private equity fund, Odin Capital. Ms. Walsh also served as Vice President of First Data Corporation. With more than 30 years’ experience in the financial services industry, Ms. Walsh also brings significant experience in analysis and preparation of pro forma financial statements in assessing portfolio companies, and has served on the audit committee of a public company. Ms. Walsh’s managerial experience in the financial services industry qualifies her to serve on the Board as an Independent Director and Chair of the Corporate Governance Committee.

Stephen C. Wade. Mr. Wade’s service as Senior Vice President – Investment Services of First National Bank of Omaha, as well as experience in other managerial roles with First National Bank of Omaha and as Chief Financial Officer of Castle Bank over a more than 20 year career in financial services brings relevant managerial experience in the financial services industry to the Company’s Board, and qualifies him to serve as a member of the Company’s Board.

Brittany A. Fahrenkrog. Ms. Fahrenkrog is qualified to serve as a member of the Company’s Board based on her experience as Tributary Capital Management’s Director of Client Services, where she acts as a key liaison between the Funds’ Board of Directors and the Adviser and assists in new product development and strategic planning. In addition, Ms. Fahrenkrog began working on the Tributary Funds in 2005 and since that time has served as the principal administrator within Tributary Capital Management, LLC overseeing board-directed initiatives, service providers, expense management and continues this role as Senior Vice President of the Funds. Ms. Fahrenkrog joined Tributary Capital Management’s predecessor, First Investment Group in 2002 as a Marketing Specialist.

Other Executive Officers

Name, Address, and Age of Executive Officers	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Karen Shaw Three Canal Plaza Suite 600 Portland, ME 04101 Age: 52	Treasurer; Principal Financial Officer	Indefinite; Since August 2015.	Senior Vice President, Apex Fund Services (2019-present); Senior Vice President, Atlantic Fund Services 2008-2019.
Rodney L. Ruehle 690 Taylor Road, Suite 210 Columbus, OH 43230 Age: 56	Chief Compliance and Anti-Money Laundering Officer	Indefinite; Since December 2009.	Director, Foreside Management Services, LLC (2008 - present); Chief Compliance Officer of Praxis Mutual Funds (May 2015 to present); Chief Compliance Officer, Absolute Shares Trust (November 2017 to present); Chief Compliance Officer of Horizons ETF Trust (December 2016 to February 2019); Chief Compliance Officer of Context Capital Funds (November 2015 – March 2018); Chief Compliance Officer of Asset Management Fund (November 2009 – April 2016); Chief Compliance Officer of Advisers Investment Trust (July 2011 – December 2016 and March 2019 to present).
Lindsey Dorval Three Canal Plaza Suite 600 Portland, ME 04101 Age: 43	Secretary	Indefinite; Since June 2024.	Counsel, Apex Fund Services since 2020.

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Board Structure

The Board has five directors, three of whom are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”) of the Funds, the Funds’ investment adviser or sub-adviser, or the Funds’ various service providers. Accordingly, the Company’s Board consists of three-fifths Independent Directors.

Because of the Funds’ long-standing affiliation with First National of Nebraska, Inc. (“FNNI”) (the parent of Tributary Capital Management, LLC’s immediate corporate parent, First National Bank of Omaha) and its related entities, the Funds have always had at least one director who is affiliated with FNNI or its related entities, an arrangement which is quite common in the fund industry. Presently, two directors, Mr. Wade and Ms. Fahrenkrog, meet the definition of “interested” under the 1940 Act. Mr. Wade is an interested director because of his affiliation with First National Bank of Omaha, and as an owner of securities issued by FNNI, and Ms. Fahrenkrog is an interested director because of her affiliation with First National Bank of Omaha and her employment with Tributary Capital Management, LLC. Mr. Wade currently serves as the Company’s Chairman of the Board and President. A three-fifths majority of Independent Directors will continue to provide an appropriate level of oversight of conflicts of interest among the Funds’ investment adviser, subadviser and the Funds when considering the terms of any advisory contracts, as well as nominating directors to serve on the Board in the future, while allowing for a continued liaison with FNNI and Fund management to benefit shareholders through exposure to management’s resources for the Funds.

The Board has appointed David F. Larrabee as lead Independent Director. The Board has designated a lead Independent Director to serve as the primary liaison between the Independent Directors and the Adviser. All committee matters which should be decided by Independent Directors currently are determined by the four Independent Directors functioning as a committee, or as the only Independent Directors, as applicable.

The Board has formed two committees, the Audit Committee and the Corporate Governance and Nominations Committee, which are generally charged with determining the Company’s most important corporate governance matters, such as reviewing the Funds’ reported financial information and nominating new directors for shareholder election. Both of those committees are comprised solely of the four Independent Directors. Please see the description below regarding the specific responsibilities of those committees.

The Board’s role in overseeing the risks of the Funds begins with its duties imposed by it under both the 1940 Act and state corporate law—as the body which is charged with supervision of the Funds’ overall operations. In addition to reviewing periodic reports provided to the Board from the Funds’ various service providers, the Board meets, usually in person, at least quarterly to discuss the Funds’ operations, performance, and other matters such as review of compliance concerns, if any. The Board has caused the Funds to engage with certain service providers which assist it in overseeing the Funds’ operations. For example, the Funds’ co-administrators are primarily responsible for assuring the Funds’ accounting is appropriately managed and the Funds’ internal operations are appropriately carried out, the Funds’ investment advisers are primarily responsible for implementing the Funds’ respective investment programs, and the Funds’ independent auditors are primarily responsible for conducting the annual audit of the Funds’ financial statements. The Board oversees the activities of all of these service providers.

In addition, the Board’s committee structure further enables it to oversee the Funds’ risks. The primary committee in this regard is the Audit Committee, which is comprised entirely of Independent Directors. The Funds’ independent auditors must report their findings and conclusions respecting their annual audit of the Funds’ financial statements. Furthermore, the Funds’ internal policies require service providers and other persons to report compliance and similar risk matters to the attention of the Audit Committee.

The Board has determined that its leadership structure is appropriate based on the size of the Funds, the Board’s current responsibilities, each of the Directors’ ability to participate in the oversight of the Funds, and committee transparency. As noted above, two-thirds of the Board is comprised of Independent Directors, and these Independent Directors serve on committees designed to facilitate the governance of the Funds and provide risk oversight. Additionally, the Board believes that its existing directors provide exceptional leadership and management experience to the Funds.

Fund Committees

The Board has established the following committees:

Audit Committee. The Audit Committee is responsible for, among other things, reviewing and recommending to the Board the selection of the Funds’ independent registered public accounting firm, reviewing the scope of the proposed

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audits of the Funds, reviewing the results of the annual audits of the Fund’s financial statements with the independent registered public accounting firm, and interacting with the Fund’s independent auditors on behalf of the full Board. The Audit Committee consists of each of the Independent Directors. The Audit Committee held three meetings during the fiscal year ended March 31, 2024. The Audit Committee adopted a Charter effective February 5, 2004, as amended May 19, 2010, November 18, 2010, and November 15, 2012.

Corporate Governance and Nominations Committee. The Corporate Governance and Nominations Committee is responsible for reviewing the Board’s governance practices and procedures, reviewing the composition of the Board and its committees, and screening and nominating candidates for election to the Board as Independent Directors. The Corporate Governance and Nominations Committee is comprised of the Independent Directors. The Corporate Governance and Nominations Committee met three times during the fiscal year ended March 31, 2024. The Corporate Governance and Nominations Committee adopted a Charter most recently updated on June 1, 2023. The Committee has established a policy that it will receive and consider recommendations for nomination of Independent Director candidates from other persons, including other members of the Board, the shareholders of the Funds or candidates recommended by Company management. As the Company does not intend to hold shareholder meetings each year, the Corporate Governance and Nominations Committee will accept shareholder recommendations for nominees to the Company’s Board of Directors on a continuous basis. Recommendations can be submitted to: Tributary Funds, Inc., 1620 Dodge Street, Mail Stop 1089, Omaha, NE 68102, Attention: Chairman, Corporate Governance and Nominations Committee.

In considering candidates for selection or nomination to the Board, the Corporate Governance and Nominations Committee will consider various factors, including a candidate’s education, professional experience (including experience in the insurance and mutual fund industries), the results of in-person meetings with the candidate, the views of management of the Advisers with respect to the candidate, the candidate’s other business and professional activities, and other factors that may be deemed relevant by the Corporate Governance and Nominations Committee. The Board focuses on each director’s ability to contribute to the Board’s oversight of the Funds. The Corporate Governance and Nominations Committee of the Board has adopted a policy to consider diversity when identifying director nominees. The criteria developed by the Corporate Governance and Nominations Committee with respect to the new Independent Directors includes five diversity characteristics in evaluating nominees as a director. The Board evaluates the effectiveness of the diversity policy as part of an annual Board and Committee self-assessment process.

Fair Value Committee. The Board has a standing Fair Value Committee that is composed of various representatives of the Funds’ Advisers and other service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee generally holds regular monthly meetings but may meet more frequently, as necessary, and met 12 times during the fiscal year ended March 31, 2024.

The table below sets forth the amount of Shares beneficially owned by each Director in each Fund stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000. The information below is provided as of December 31, 2023.

	Independent Directors			Interested Directors
	Mr. Parker	Mr. Larrabee	Ms. Walsh	Mr. Wade	Ms. Fahrenkrog
Tributary Short-Intermediate Bond Fund	None	None	None	Over $100,000	$1-$10,000
Tributary Income Fund	None	None	None	None	$10,001-$50,000
Tributary Nebraska Tax-Free Fund	$10,001-$50,000	None	None	None	$1-$10,000
Tributary Balanced Fund	None	None	None	None	$10,001-$50,000
Tributary Small\Mid Cap Fund	None	$10,001-$50,000	$1-$10,000	$10,001-$50,000	$50,001-$100,000

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Tributary Small Company Fund	None	None	$1-$10,000	Over $100,000	Over $100,000
Aggregate of all Funds	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	Over $100,000	Over $100,000

As of July 5, 2024, the Company’s officers and Directors, as a group, owned less than 1% of the Funds’ outstanding Shares.

The following table sets forth certain information concerning compensation paid by the Company to its Directors in the fiscal year ended March 31, 2024.

Name and Position	Aggregate Compensation From Company	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Retirement Benefits	Total Compensation From Company
Interested Directors
Stephen C. Wade Chairman, President and Director	$0	N/A	N/A	$0
Brittany Fahrenkrog Senior Vice President and Director	$0	N/A	N/A	$0
Independent Directors
Gary D. Parker Director	$39,520	N/A	N/A	$39,520
David E. Larrabee Director	$39,520	N/A	N/A	$39,520
Donna Walsh Director	$39,520	N/A	N/A	$39,520

The Company’s Interested Directors and officers receive no compensation directly from the Funds for performing the duties of their offices. The Company’s Independent Directors are compensated by the Company for their service as Directors pursuant to a Compensation Policy. Pursuant to the Compensation Policy, effective January 1, 2022, each Independent Director is paid an annual retainer of $23,112, a meeting attendance fee of $3,852 for each quarterly Board meeting attended, and a fee of $1,000 for each Special Board meeting or Committee meeting not held on the same day as a quarterly Board meeting. Independent Directors may also be paid $1,000 per day for attendance at certain business meetings as an official representative of the Company. For meetings not held on the same day as a quarterly Board meeting, the Lead Independent Director and the Chairman of the Audit Committee and the Corporate Governance and Nominations Committee are paid an additional fee of $2,000, $1,500 and $1,250, respectively, for preparing for and attending such meetings. Pursuant to the Company’s amended Corporate Governance and Nominations Committee Charter, the Committee will evaluate Board compensation on a biannual basis, with each such evaluation taking place in the second year following the later of the most recent compensation adjustment or evaluation.

Pursuant to the Compensation Policy, the Independent Directors will invest at least 10% of all categories of their compensation in Fund shares. Investments in Fund shares made by the Independent Directors will be governed by the Company’s Independent Directors Investment Program, which provides procedures for investment of Director compensation and certain ad hoc Director investments in Fund shares. The Independent Directors Investment Program includes procedures for managing any conflicts of interest, including Director notice, reporting and pre-clearance requirements with respect to investments in Fund shares.

The officers may, from time to time, serve as officers of other investment companies. Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) (“Apex”) and Tributary Capital Management, LLC, serve as the Funds’ Co-Administrators and receive fees from each of the Funds for acting as Co-Administrator.

Proxy Voting Policies

The Company has delegated to the Advisers the authority to vote proxies relating to portfolio securities owned by the Funds. The Board has reviewed and approved the policies and procedures that govern the voting of such proxies. A complete copy of those policies and procedures is attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge,

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upon request, by writing to the Company at P.O. Box 219022, Kansas City, MO 64141-6022, or by telephoning toll free (800) 662-4203, and on the SEC’s website at www.sec.gov.

Investment Advisers and Sub-Advisers

Tributary provides investment advisory services to the Funds under an investment advisory agreement dated May 3, 2010 (the “Master Advisory Agreement”). Tributary is a wholly owned subsidiary of FNNI.

Under the Master Advisory Agreement, Tributary provides investment advisory services as described in the Prospectus. For the services provided and expenses assumed under the Master Advisory Agreement, the Funds, respectively, pays a fee equal to the lesser of (i) a fee computed daily and paid monthly, at the following annual rates of the average daily net assets of that Fund:

Fund	Fee Paid to Tributary
Short-Intermediate Bond Fund	0.50%
Income Fund	0.60%
Nebraska Tax-Free Fund	0.40%
Balanced Fund	0.75%
Small/Mid Cap Fund	0.85%
Small Company Fund	0.85%

or, (ii) such other fee as may be agreed upon from time to time in writing by the Company and Tributary. Tributary may reduce all or a portion of its advisory fees with respect to any Fund under an Expense Waiver Agreement dated August 1, 2024, as amended, between the Company and Tributary.

Investment sub-advisory services are provided to the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, and the Balanced Fund by FNA via assignment and agreement dated April 26, 2021, as amended (the “FNA Sub-Advisory Agreement,” together with the Master Advisory Agreement, the “Advisory Agreements”). FNA is a wholly owned subsidiary of First National Bank of Omaha, which is a subsidiary of First National Bank of Nebraska, Inc.

Under the FNA Sub-Advisory Agreement, FNA provides investment sub-advisory services to Tributary for the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, and the Balanced Fund as described in the Prospectus. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund. The fees paid to FNA are a portion of, and are not in addition to, the advisory fees paid by the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, and the Balanced Fund to Tributary described above.

The advisory fees, net of fee waivers, earned by Tributary for the three previous fiscal years were:

Fiscal Year Ended March 31, 2022

Fund	Gross Advisory Fees	Fee Waivers/ Reimbursments	Net Advisory Fees
Short-Intermediate Bond Fund	$1,173,118	$566,530	$606,588
Income Fund	$1,184,297	$603,012	$581,285
Nebraska Tax-Free Fund	$281,645	$160,842	$120,803
Balanced Fund	$619,242	$205,792	$413,450
Small/Mid Cap Fund	$42,156	$72,659	$0
Small Company Fund	$6,282,939	$744,674	$5,538,265

Fiscal Year Ended March 31, 2023

Fund	Gross Advisory Fees	Fee Waivers/ Reimbursments	Net Advisory Fees
Short-Intermediate Bond Fund	$1,105,276	$597,354	$507,922
Income Fund	$1,086,200	$640,795	$445,405
Nebraska Tax-Free Fund	$228,980	$168,759	$60,221
Balanced Fund	$539,756	$224,670	$315,086
Small/Mid Cap Fund	$91,902	$108,493	$0
Small Company Fund	$5,733,370	$754,068	$4,979,302

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Fiscal Year Ended March 31, 2024

Fund	Gross Advisory Fees	Fee Waivers/ Reimbursments	Net Advisory Fees
Short-Intermediate Bond Fund	$1,062,934	$602,758	$460,176
Income Fund	$1,012,132	$613,477	$398,655
Nebraska Tax-Free Fund	$219,190	$163,506	$55,684
Balanced Fund	$580,096	$249,965	$330,131
Small/Mid Cap Fund	$106,216	$107,803	$0
Small Company Fund	$5,899,092	$728,769	$5,170,323

Unless otherwise terminated, after an initial two-year period, the Advisory Agreements remain in effect from year to year for successive annual periods ending on June 30 if, as to each Fund, such continuance is approved at least annually by the Board of Directors or by vote of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION” below), and a majority of the Directors who are not parties to the particular Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable as to a Fund at any time without penalty on 60 days’ written notice by the Directors, by vote of a majority of the outstanding Shares of that Fund, or by the Advisers. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

The Advisory Agreements provide that the Advisers will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with their respective performance of the Advisory Agreements, except a loss resulting from a breach of fiduciary duty respecting their receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of an Adviser in the performance of its duties, or from reckless disregard by an Adviser of its duties and obligations thereunder.

Portfolio Transactions

Under the Advisory Agreements, the Advisers determine, subject to the general supervision of the Board and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers to execute such Fund’s portfolio transactions. Purchases and sales of fixed income debt securities acquired for the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund and the Balanced Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of other portfolio securities for the Funds generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and ask price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market may take the form of principal transactions with dealers, or may involve the payment of negotiated brokerage commissions. While the Advisers generally seek competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction.

For the three previous fiscal years ending March 31, the Funds paid the following brokerage commissions on their respective total transactions:

Fiscal Year Ended March 31, 2022:

Fund	Brokerage Commissions	Total Transactions
Income Fund	$20	$48,808
Balanced Fund	$9,683	$22,323,334
Small/Mid Cap Fund	$2,686	$5,721,255
Small Company Fund	$432,534	$711,592,311

Fiscal Year Ended March 31, 2023:

Fund	Brokerage Commissions	Total Transactions
Short-Intermediate Bond Fund	$522	$1,028,177
Income Fund	$400	$990,567
Balanced Fund	$6,146	$12,467,282
Small/Mid Cap Fund	$6,961	$12,270,414
Small Company Fund	$418,957	$516,390,477

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Fiscal Year Ended March 31, 2024:

Fund	Brokerage Commissions	Total Transactions
Short-Intermediate Bond Fund	$1,564	$3,055,858
Income Fund	$2,080	$5,189,515
Balanced Fund	$6,491	$14,650,556
Small/Mid Cap Fund	$4,597	$8,429,763
Small Company Fund	$359,533	$393,314,132

The Nebraska Tax-Free Fund did not pay any brokerage commissions for the fiscal years ending, March 31, 2022, March 31, 2023 or March 31, 2024, and the Short-Intermediate Bond Fund did not pay any brokerage commissions for the fiscal year ending, March 31, 2022.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisers, or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under the 1940 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund if written procedures are in effect expressly permitting the affiliate to receive and retain such compensation. These rules and procedures further require that commissions paid to an affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions and be reported to the Board at the next regularly scheduled meeting.

For the fiscal years ended March 31, 2024, 2023, and 2022, the Funds did not execute brokerage or other agency transactions with affiliated brokers.

Allocation of Transactions. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Advisers in their best judgment and in a manner deemed fair and reasonable to Fund Shareholders. The Advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining best execution or the most favorable overall results in commission rates and prices paid for securities for the Funds. Consistent with the Advisers duty to seek best execution, the Advisers may execute transactions for the Funds with broker-dealers who provide the Advisers with research and brokerage products and services, as discussed below.

In selecting broker-dealers through which to effect transactions, the Advisers may consider a number of factors such as price, confidentiality, broker-dealer spread or commission (if any), the reliability, integrity and financial condition of the broker-dealer, the value of the brokerage and research services provided and the size of the transaction and difficulty of execution. The Advisers’ selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or an Adviser’s overall responsibilities with respect to the Fund to obtain best execution and could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

The Advisers may obtain economic and company-specific research, reports on corporate conference calls and news, portfolio and data analytics, electronic price feeds and other brokerage services, and access to industry conferences as a result of effecting transactions with a specific broker. Commissions paid to broker-dealers benefit the Advisers by allowing them to obtain research and other products and services that they do not have to pay for or produce. As a result, a Fund may pay brokerage commissions that are used, in part, to purchase brokerage or research services that are not used to benefit that specific Fund. The Advisers will execute portfolio transactions through these broker-dealers only if it has been determined that such broker-dealers provide best execution.

Subject to its best execution responsibility, the Advisers may also use commission sharing arrangements (“CSAs”) to obtain brokerage and research services. In CSAs, Advisers may effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commission or commission credits to a segregated “research pool” maintained by the broker-dealer (“CSA Broker”). The Advisers may then direct such broker-dealer to pay for eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934.

All Tributary Funds trades are executed through brokers that ultimately provide research to the investment advisers. Please see the brokerage commission tables above.

Investment decisions for each Fund are made independently from those for the other Funds and any other investment company or account managed by the Advisers. Any such other Fund, investment company, or account may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments

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will be allocated as to amount in a manner which the Advisers believe to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreements, in making investment recommendations for each of the Funds, the Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Advisers, their parent or subsidiaries or affiliates and, in dealing with its customers, the Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

Securities of Regular Broker-Dealers. During the fiscal year ended March 31, 2024, the Funds acquired certain securities of certain of the Funds’ regular broker-dealers or parents of such broker-dealers. The aggregate holdings of the Fund of those brokers or dealers as of March 31, 2024 were as follows:

Broker-Dealer	Fund	Market Value
Bank of America Corp.	Balanced Fund	$430,075
Bank of America Corp.	Income Fund	$2,243,414
Bank of America Corp.	Short Intermediate Bond Fund	$2,200,650
Barclays Capital, Inc.	Balanced Fund	$144,963
Barclays Capital, Inc.	Short Intermediate Bond Fund	$1,403,857
Charles Schwab & Co., Inc.	Balanced Fund	$216,326
Charles Schwab & Co., Inc.	Income Fund	$1,092,387
Chase Schwab & Co., Inc.	Balanced Fund	$122,538
Citigroup Global Markets	Balanced Fund	$334,482
Citigroup Global Markets	Income Fund	$2,015,979
Citigroup Global Markets	Short Intermediate Bond Fund	$2,929,485
Goldman Sachs & Co.	Balanced Fund	$630,069
Goldman Sachs & Co.	Income Fund	$1,978,876
Goldman Sachs & Co.	Short Intermediate Bond Fund	$3,874,284
J.P. Morgan	Balanced Fund	$1,382,715
J.P. Morgan	Income Fund	$1,179,591
J.P. Morgan	Short Intermediate Bond Fund	$2,870,806
Morgan Stanley & Co., Inc.	Balanced Fund	$538,181
Morgan Stanley & Co., Inc.	Income Fund	$1,435,383
Morgan Stanley & Co., Inc.	Short Intermediate Bond Fund	$2,598,389
Stifel, Nicholaus & Co., Inc.	Small/Mid Cap Fund	$343,635
UBS Securities, LLC	Balanced Fund	$141,494
U.S. Bancorp	Balanced Fund	$233,976
U.S. Bancorp	Income Fund	$1,279,432
U.S. Bancorp	Short Intermediate Bond Fund	$2,400,074
Wells Fargo Securities, Inc.	Balanced Fund	$972,629
Wells Fargo Securities, Inc.	Income Fund	$1,176,650
Wells Fargo Securities, Inc.	Short Intermediate Bond Fund	$2,113,508

Portfolio Holdings

Portfolio holdings information for the Funds is made available more frequently and prior to its public availability (“non-standard disclosure”) to:

(1)	the Funds’ service providers (including the Funds’ Custodian, Co-Administrators, fund accountant, financing agents, pricing services, and certain others (such as auditors, legal counsel, and proxy voting services) necessary for the Funds’ day-to-day operations) (collectively, the “Service Providers”); and

(2)	certain non-service providers, including ratings agencies and other qualified financial professionals (such as Bloomberg L.P., FactSet Research Systems, Inc., Morningstar, Inc., Thomson Reuters/Lipper and affiliates, and ICE Data Pricing & Reference Data, LLC), for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation (collectively, the “Non-Service Providers”). Generally, if provided, such information
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will be provided to Non-Service Providers on a monthly basis with a sixteen day lag.

Service providers include administrators, auditors, attorneys, custodians, pricing vendors, and proxy voting services. Such holdings are released under conditions of confidentiality. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Prior to the release of non-standard disclosure to Non-Service Providers, the recipient must adhere to the following conditions:

(1)	the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling Shares of the Funds before the portfolio holdings or results of the analysis become public information; and

(2)	the recipient is subject to a duty of confidentiality or written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Funds’ disclosure policies; or

(3)	the recipient provides assurances of its duty of confidentially, which may include such means as certification as to its policies’ adequacy to protect the information that is disclosed.

Neither the Funds nor any Service Provider may disclose material information about the Funds’ holdings, trading strategies implemented or to be implemented in the Funds, or about pending transactions in the Funds to other third parties, except that information about portfolio holdings may be made available to such third parties:

(1)	by providing a copy of the Funds’ latest annual or semi-annual report or the Funds’ latest Form N-PORT;

(2)	in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old; or

(3)	when the Funds have a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed.

Such disclosures must be authorized by the Funds’ President or Treasurer and will be reported periodically to the Board. In no event will such information be disclosed for compensation.

Each Fund’s portfolio holdings disclosure policy is subject to periodic review by the Board. In order to help ensure that each Fund’s portfolio holdings disclosure policy is in the best interests of Fund Shareholders as determined by the Board, the Funds’ Chief Compliance Officer provides an annual report to the Board on such disclosure. Any conflict identified between the interests of Fund Shareholders and those of an Adviser, the Distributor, or any affiliate of the Fund, an Adviser, or the Distributor by a Fund resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

Portfolio Managers

Ron Horner and Travis Nordstrom of FNA share responsibility for managing the Short-Intermediate Bond Fund, the Income Fund and the Nebraska Tax-Free Fund; Ron Horner, John Harris, and Kurt Spieler of FNA are responsible for managing the Balanced Fund; Mark Wynegar and Donald Radtke of Tributary have responsibility of managing the Small/ Mid-Cap Fund; and Mark Wynegar and Michael Johnson of Tributary are responsible for managing the Small Company Fund.

Other Accounts Managed. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. The following table provides certain information, as of March 31, 2024, regarding these other accounts.

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Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Ronald Horner
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	40	$948M	0	0
Travis Nordstrom
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	40	$948M	0	0
John Harris
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	532	$712M	0	0
Kurt Spieler
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	193	$2.5B	0	0
Mark Wynegar
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	845	$2.1B	0	0
Donald Radtke
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	77	$822M	0	0
Michael Johnson
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	706	$1.85B	0	0

Conflicts of Interests. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. Generally, the risks of such conflicts of interests are increased to the extent that the portfolio manager has a financial incentive to favor one account over another. The Company does not believe that any material conflicts are likely to arise out of these portfolio managers’ oversight of the other accounts. Those accounts are generally managed relative to different benchmarks and different investment policies which can result in performance variations, but none reported a conflict of interest in investment strategy, asset allocation, or in any other manner. In addition, the Advisers have policies and procedures, enforced by the Advisers’ respective compliance departments, designed to address potential conflicts of interest relating to the allocation of investment opportunities by its managers. Further, the Advisers’ Code of Ethics address potential conflicts of interest and prohibit certain securities transactions or requires “access persons” to obtain pre-clearance before acquiring beneficial ownership of Fund portfolio securities.

Compensation—Tributary. Each Tributary portfolio manager receives a fixed salary from Tributary based upon experience and prevailing compensation levels in the market. Participation in Tributary’s defined contribution (401(k)) plan is voluntary, however, portfolio managers receive an annual contribution by Tributary. Each Tributary portfolio manager is eligible to receive a bonus from Tributary. Performance bonuses are paid yearly and are calculated as a percentage of base salary and are dependent upon performance of the strategy relative to the Fund’s benchmark and institutional peer group over 1, 3 and 5 year time periods. In addition, to create an ownership mentality, portfolio managers and all investment professionals at Tributary participate in revenue sharing, whereas a portion of revenue is paid to team members annually.

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Compensation—FNA. Each FNA portfolio manager receives a fixed salary from FNA based upon experience and prevailing compensation levels in the market. Participation in FNA’s defined contribution (401(k)) plan is voluntary. Each FNA portfolio manager is eligible to receive a bonus from FNA. Bonuses are paid yearly and are calculated as a percentage of base salary and are dependent upon Fund quarterly composite performance relative to that Fund’s benchmark and peer group.

Ownership of Fund Shares. The table below shows, as of March 31, 2024, the dollar range of Shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager, in one of the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	DOLLAR RANGE
Ronald Horner	Short-Intermediate Bond Fund	$100,001-$500,000
	Income Fund	$10,001-$50,000
	Balanced Fund	None
	Nebraska Tax-Free Fund	None
Travis Nordstrom	Short-Intermediate Bond Fund	$100,001-$500,000
	Income Fund	None
	Nebraska Tax-Free Fund	None
John Harris	Balanced Fund	None
Kurt Spieler	Balanced Fund	$100,001-$500,000
Mark Wynegar	Small/Mid-Cap Fund	$500,001-$1,000,000
	Small Company Fund	$100,001-$500,000
Donald Radtke	Small/Mid-Cap Fund	$100,001-$500,000
Michael Johnson	Small Company Fund	$500,001-$1,000,000

Co-Administrators

Tributary (along with Apex, the “Co-Administrators”) serves as co-administrator to each Fund under the Co-Administration Agreement between the Company and Tributary dated May 3, 2010 (the “Tributary Co-Administration Agreement”). Under the Tributary Co-Administration Agreement, Tributary assists in the supervision of all aspects of the operations of the Funds except those performed by the Distributor, Transfer Agent, accountant, and Advisers of the Funds; serves as on-site liaison between the Company and the other service providers; furnishes statistical and research data; assists in the preparation of compliance filings required under state securities laws; assists in the preparation, mailing, and filing of the Funds’ annual and semi-annual reports to Shareholders; assists in the preparation and distribution of proxy statements and related documents; and provides support for meetings of the Board. The following table shows the gross and net administration fees paid to, and fees waived by, Tributary as Co-Administrator during the last three fiscal years:

FEES PAID TO TRIBUTARY AS CO-ADMINISTRATOR

	Year Ended March 31, 2022			Year Ended March 31, 2023			Year Ended March 31, 2024
Fund	Gross Advisory Fees	Fee Waivers	Net Advisory Fees	Gross Advisory Fees	Fee Waivers	Net Advisory Fees	Gross Advisory Fees	Fee Waivers	Net Advisory Fees
Short-Intermediate Bond Fund	$164,236	–	$164,236	$154,738	–	$154,738	$148,811	–	$148,811
Income Fund	$138,167	–	$138,167	$126,723	–	$126,723	$118,082	–	$118,082
Nebraska Tax-Free Fund	$49,287	–	$49,287	$40,071	–	$40,071	$38,358	–	$38,358
Balanced Fund	$57,796	–	$57,796	$50,377	–	$50,377	$54,142	–	$54,142
Small/Mid Cap Fund	$3,472	–	$3,472	$7,568	–	$7,568	$8,747	–	$8,747
Small Company Fund	$517,415	–	$517,415	$472,158	–	$472,158	$485,808	–	$485,808

Apex, located at Three Canal Plaza, Portland, ME 04101, serves as co-administrator to each Fund under the Fund Accounting and Co-Administration Services Agreement between the Company and Apex dated August 1, 2015 (the “Apex Co-Administration Agreement”). Under the Apex Co-Administration Agreement, Apex provides mutual fund accounting, administrative, recordkeeping, tax-related, compliance support, and other reporting services for the Funds. As compensation for providing such services under the Apex Co-Administration Agreement, Atlantic receives a fee based on the net assets of the Funds. Apex is a wholly-owned subsidiary of Apex US Holdings LLC.

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Compliance Services

Foreside Financial Group, LLC (d/b/a ACA Group) (or an affiliate or subsidiary thereof), located at 3 Canal Plaza, 3rd Floor, Portland, ME 04101, provides certain compliance services to the Funds, including designating one of its employees as the Funds’ Chief Compliance Officer and Anti-Money Laundering Officer. Beacon Hill Fund Services, Inc. (“Beacon Hill”), as the predecessor to Foreside, provided certain compliance services to the Funds under a Compliance Services Agreement dated December 21, 2009.

Expenses

The Master Advisory Agreement provides that if total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, Tributary will reimburse that Fund by the amount of such excess in proportion to its respective fees. As of the date of this SAI, the Funds are not aware of any state-imposed expense limitation applicable to the Funds. Fees imposed upon customer accounts by Tributary or its affiliated or correspondent banks for cash management services are not included within Fund expenses for purposes of any such expense limitation.

The Advisers and Atlantic each bear all expenses in connection with their respective performance of their services as Advisers and Co-Administrator, respectively, other than the cost of securities (including brokerage commissions, and issue and transfer taxes, if any) purchased for a Fund. Each Fund will bear the following expenses relating to its operations: organizational expenses; taxes; interest; any brokerage fees and commissions; Board fees and expenses; SEC fees; state securities qualification fees; costs of preparing and printing Prospectuses for regulatory purposes and for distribution to its current Shareholders; outside auditing and legal expenses; advisory and administration fees; fees and out-of-pocket expenses of the Co-Administrators, Custodian, and Transfer Agent; costs for independent pricing service; certain insurance premiums; costs of maintenance of the Company’s existence; costs of Shareholders’ and Directors’ reports and meetings; distribution expenses incurred pursuant to the Distribution and Service Plan described below; and any extraordinary expenses incurred in a Fund’s operation.

Distributor

The Company and the Distributor are parties to an Underwriting Agreement dated February 1, 2019 (the “Distribution Agreement”) under which the Distributor acts as principal underwriter for the Funds’ Shares. The principal business address of the Distributor is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of the Funds’ Shares. The Distributor has no obligation to sell any specific quantity of Fund Shares. Unless otherwise terminated, the Distribution Agreement has an initial term of two years and thereafter will remain in effect from year to year for successive annual periods if approved at least annually (i) by the vote of a majority of the Board who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Board or the vote of a majority of the outstanding Shares of the Company. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The Distributor solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space, and the personnel involved in such activities. If applicable to a class of the Company’s Shares as described below, the Distributor may receive distribution fees from certain of the Funds as authorized by the Distribution and Service Plan described below.

Distribution and Service Plan

The Company has adopted a Distribution and Service Plan (the “Plan”) under Rule 12b-1 of the 1940 Act under which each Fund is authorized to make payments to banks, including First National, other institutions, the Distributor, and broker-dealers (collectively, the “Participating Organizations”), for providing distribution or Shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into upon the recommendation of the Distributor. The Plan authorizes each Fund to make payments with respect to certain classes of Shares in an amount not in excess, on an annual basis, of 0.25% of the average daily net assets of that Fund. As of the date of this SAI, the Company has no class of Shares outstanding to which the Plan is applicable.

Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of Shares of the Funds as determined by the Board. Such activities could include advertising; compensation for sales and sales marketing activities of financial services agents and others, such as dealers or distributors; Shareholder

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account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. To the extent any activity is one that the Funds may finance without a Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Any payments under the Plan would not be tied exclusively to actual distribution and service expenses, and the payments could exceed distribution and service expenses actually incurred.

As required by Rule 12b-1, the Plan was approved by the Shareholders of each of the Funds and by the Board, including a majority of the Directors who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the “12b-1 Directors”). The Plan may be terminated as to a Fund by vote of a majority of the 12b-1 Directors, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Board will, if the Plan issues shares applicable to the Plan, review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the 12b-1 Directors, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, the selection and nomination of those Directors who are not interested persons of the Company must be made by the 12b-1 Directors. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the 12b-1 Directors or by a vote of the majority of the outstanding Shares of any of the Funds. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the 12b-1 Directors, and (ii) by a vote of a majority of the entire Board cast in person at a meeting called for that purpose. The Board has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

The Board believes that the Plan, if activated, would be in the best interests of each Fund because it would encourage growth of a Fund. As a Fund grows in size, certain expenses, and therefore total expenses, per Share, may be reduced and overall performance per Share may be improved.

Administrative Services Plan

As described in the Prospectus, the Company has also adopted an Administrative Services Plan (the “Services Plan”) under which the Institutional Class Shares of each Fund are authorized to pay certain financial institutions, including First National, the Banks, third-party financial intermediaries, and the Distributor (each a “Service Organization”), to provide certain ministerial, record keeping, and administrative support services to their customers who own Institutional Class Shares in a Fund of record or beneficially, such as processing dividend and distribution payments from the Funds on behalf of customers, providing periodic statements to customers showing their positions in the Institutional Class Shares of the Funds, providing sub-accounting with respect to Institutional Class Shares beneficially owned by such customers, and providing customers with a service that invests the assets of their accounts in Institutional Class Shares of the Funds under specific or pre-authorized instructions. Payments to Service Organizations are made under Servicing Agreements between the Company and the Service Organization. The Services Plan authorizes Institutional Class Shares of each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Services Plan has been approved by the Board, including a majority of the Directors who are not interested persons of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any shareholder servicing agreements thereunder (the “Disinterested Directors”). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Directors. The Directors review quarterly a written report of the amounts expended under the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Directors, provided that any material amendments also require the vote of a majority of the Disinterested Directors. For so long as the Services Plan is in effect, the selection and nomination of Disinterested Directors must be made by the Disinterested Directors. All shareholder servicing agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Directors. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by the Board, including a majority of the Disinterested Directors.

The following tables show the fees paid by each Fund under the Administrative Services Plan during the last three fiscal years:

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Fund	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024
Short-Intermediate Bond Fund	$15,448	$10,447	$10,348
Income Fund	$4,071	$3,445	$3,166
Nebraska Tax-Free Fund	–	–	–
Balanced Fund	$71,078	$51,883	$55,668
Small/Mid Cap Fund	–	$22	$154
Small Company Fund	$136,033	$114,044	$102,823

*	No fees were waived during the last three fiscal years.

The Funds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the Funds. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the Funds via omnibus accounts, bank common or collective trust funds, employee benefit plans, or similar arrangements (each a “financial intermediary account”). Under these programs, the Company, on behalf of some or all of the Funds, may enter into the shareholder servicing agreements with financial intermediaries under which financial intermediaries provide transfer agency, administrative services, and other services for the Funds. These services may include: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement, and account level tax reporting. For these services, the Company may pay each financial intermediary (i) a fee based on average daily net assets of each Fund that are invested in such Fund through the financial intermediary account, and/or (ii) a fee per financial intermediary account, and/or (iii) minimum account fees. To the extent any of these fees are paid by the Funds under the Administrative Services Plan, they are included in the amount appearing as “Other Expenses” in the expense fee tables contained in the Prospectus. The financial intermediary may impose other account or service charges to a Fund or directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding those charges.

In addition, the Advisers or Distributor may also provide additional compensation to such Service Organizations, third-party financial intermediaries or their agents directly or indirectly for such services. Compensation paid by the Advisers or Distributor out of their own resources for such service is not reflected in the fees and expenses outlined in the fee table for each Fund. For the 12 months ended March 31, 2024, the following Service Organizations and third party intermediaries received such additional compensation:

Ascensus, Inc.	MSCS Financial Services LLC
Charles Schwab & Co., Inc.	National Financial Services
Fidelity Brokerage Services, LLC	Pershing, LLC
First National Advisers, LLC dba Private Wealth Reserve	Raymond James & Associates, Inc.
First National Bank of Omaha	UBS Financial Services
GWFS Equites, Inc. (Empower Financial Services)	US Bank N.A.
JP Morgan Securities	Vanguard Marketing Corporation
LPL Financial LLC	Voya Institutional Plan Services, LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated	Wells Fargo Clearing Services, LLC
Morgan Stanley Smith Barney, LLC with E*Trade Securities, LLC

Custodian

U.S. Bank, N.A. (the “Custodian”), located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, WI 53212, serves as the custodian to each of the Funds under a Global Custody Agreement dated August 31, 2015 (the “Global Custody Agreement”). The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds’ investments.

Transfer Agency Services

DST Systems, Inc., located at 333 West 11th Street, Kansas City, MO 64105, serves as Transfer Agent and dividend disbursing agent for the Company under an Agency Agreement dated July 1, 2005. Under this agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund’s Shareholders of record: maintenance of Shareholder records; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares

39

of the Company on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

Banking Regulations

Before November 1999, various judicial and administrative interpretations had interpreted Federal law, including the Federal Glass-Steagall Act, as limiting the mutual fund activities of certain banks and bank holding companies. The Gramm-Leach-Bliley Financial Modernization Act was enacted in November 1999 and effectively repealed the Glass-Steagall Act.

First National and Tributary each believe that they possessed, prior to the repeal of the Glass-Steagall Act, and continue to possess, the legal authority to perform the services each provides to each of the Funds as described in (i) the Prospectus and this SAI (with respect to First National and Tributary); (ii) the Master Advisory Agreement and the Tributary Co-Administration Agreement (with respect to Tributary); and (iii) the Servicing Agreement (with respect to First National), without violation of applicable statutes and regulations. First National and Tributary have each been advised by their respective counsel that counsel believes that such laws should not prevent them from providing the services required of them under these agreements. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict First National or Tributary, as the case may be, from continuing to perform such services for the Company. Depending upon the nature of any changes in the services which could be provided by First National or Tributary, the Board would review the Company’s relationship with such parties, and consider taking all action necessary in the circumstances.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. (“Cohen”), located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, is the independent registered public accounting firm for the Funds. Cohen provides financial auditing services as well as certain tax return preparation services for the Funds.

Legal Counsel

Husch Blackwell LLP, 14606 Branch Street, Suite 200, Omaha, NE 68154, is counsel to the Company.

Codes of Ethics

Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a Fund’s investment activities. The Company, Tributary, FNA, and the Distributor have each adopted Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code of Ethics conditionally permits personnel of the foregoing parties to invest in securities, including securities that may be purchased or held by a Fund.

40

ADDITIONAL INFORMATION

The Company was organized as a Nebraska corporation on October 12, 1994. The Company and four of its portfolios were organized to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of The Sessions Group, an Ohio business trust. On April 10, 1995, the Company acquired approximately $326 million of assets from The Sessions Group in return for an equivalent dollar amount of Shares of the Company. Additional portfolios have been added since then. Each Share of a Fund represents an equal proportionate interest in that Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Board.

Organization and Capital Structure

The Company is authorized to issue a total of 1,000,000,000 Shares of common stock in series with a par value of $.00001 per share. Four Hundred million (400,000,000) of these Shares have been authorized by the Board to be issued in series designated for the existing six Funds. The Board of Directors may re-allocate additional Shares in series, or may divide the Shares of any existing or new series into two or more subseries or classes, all without Shareholder approval. The Board has authorized two classes of Shares for each Fund except the Nebraska Tax-Free Fund – the Institutional Class and the Institutional Plus Class. As of the date of this SAI, the Board has authorized the issuance of the following shares:

Fund	Institutional Class Shares	Institutional Plus Class Shares
Short-Intermediate Bond Fund	25,000,000	25,000,000
Income Fund	25,000,000	25,000,000
Nebraska Tax-Free Fund	N/A	50,000,000
Balanced Fund	25,000,000	25,000,000
Small Company Fund	50,000,000	50,000,000
Small/Mid Cap Fund	50,000,000	50,000,000

All Shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All Shares have equal voting rights. They can be issued as full or fractional Shares. A fractional Share has the same kind of rights and privileges as a full Share on a pro-rata basis. The Shares possess no preemptive or conversion rights.

Each Share of a Fund has one vote (with proportionate voting for fractional Shares) irrespective of the relative NAV of the Shares. On some issues, such as the election of Directors, all Shares of a Fund vote together as one series. Cumulative voting is authorized. This means that in a vote for the election of Directors, Shareholders may multiply the number of Shares they own by the number of directorships being filled and then allocate such votes to one or more Directors. On issues affecting only a particular Fund, the Shares of the affected Fund vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund.

The Articles of Incorporation of the Company permit the Company, by resolution of its Board, to create new series of common Shares relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes can be utilized to create differing expense and fee structures for investors in the same Fund. Differences can exist, for example, in the sales load, Plan fees, or Service Plan fees applicable to different classes of Shares offered by a particular Fund. Such arrangements can enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds. The Board could create additional classes in the future without Shareholder approval. However, any such creation of classes would require compliance with regulations the SEC has adopted under the 1940 Act.

Shareholder Meetings

It is possible that the Company will not hold annual regular meetings of Shareholders. Annual meetings of Shareholders will not be held unless called by the Shareholders under the Nebraska Business Corporation Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the Shareholders may be held, however, at any time and for any purpose, if called by (i) the Chairman of the Board, the President, and two or more Directors, or (ii) by one or more Shareholders holding 10% or more of the Shares entitled to vote on matters presented to the meeting, if such Shareholders comply with the requirements of the Nebraska Business Corporation Act. Additionally, the local district court may summarily order that a special meeting be held if it is properly demanded and either (y) insufficient notice was given or (z) it was not held. In addition, the 1940 Act requires a Shareholder vote for all amendments to fundamental investment policies, investment advisory contracts, and amendments thereto.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company will not be deemed to have been effectively acted upon

41

unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by Shareholders of the Company voting without regard to series.

Control Persons and Principal Holders of Securities

As of July 5, 2024, the following persons were the only persons who were record owners (or to the knowledge of the Company, beneficial owners) of 5% or more of the Institutional Class Shares of the Funds and of 5% or more of the Institutional Plus Class Shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding Shares may be deemed to “control” the Fund within the meaning of the 1940 Act. The Company knows of no other persons who may be deemed to control a Fund. Any person who may be deemed to control a Fund may have the ability to control any proposal submitted to the Shareholders for approval, including changes to such Fund’s fundamental policies or the terms of the Advisory Agreements.

As of July 5, 2024, the following persons beneficially owned 5% or more of the shares of the Fund(s) indicated below:

SHORT-INTERMEDIATE BOND FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
CHARLES SCHWAB A/C FBO CUSTOMERS	140,731.749	24.46%
211 MAIN ST
SAN FRANCISCO, CA 94105-1901
ASCENSUS TRUST CO FBO	59,410.589	10.33%
FIRST NATIONAL BANK CONSOLIDATION
PO BOX 10758
FARGO, ND 58106-0758
RAYMOND JAMES	52,976.135	9.21%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102
NATIONAL FINANCIAL SERVICES LLC	52,626.266	9.15%
499 WASHINGTON BLVD
JERSEY CITY, NJ 07310-1995

42

SHORT-INTERMEDIATE BOND FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	13,913,928.138	58.66%
C/O BMO HARRIS BANK NA
4900 W BROWN DEER RD
MILWAUKEE, WI 53223-2422
RAYMOND JAMES	7,924,266.594	33.41%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102
VOYA INSTITUTIONAL TRUST COMPANY	1,511,451.109	6.37%
FBO VIPS II
30 BRAINTREE HILL OFFICE PARK
BRAINTREE, MA 02184-8747

INCOME FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
ASCENSUS TRUST CO FBO	118,847.051	50.53%
FIRST NATIONAL BANK CONSOLIDATION I
PO BOX 10758
FARGO, ND 58106-0758
UBATCO & CO FBO LAMSON DUGAN SLF DI	26,318.896	11.19%
6811 S 27TH ST
LINCOLN, NE 68512-4823
FIRST NATIONAL BANK OF OMAHA	17,626.761	7.49%
ROTH CONVERTED IRA FBO ANNABEL GALVA ARTHUR
13804 CUMING ST
OMAHA, NE 68154-5196

INCOME FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	11,671,008.347	63.15%
C/O RELIANCE TRUST COMPANY ATTN MF
4900 W BROWN DEER RD
MILWAUKEE, WI 53223-2422
RAYMOND JAMES	6,533,804.808	35.35%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102

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NEBRASKA TAX-FREE FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	3,613,627.594	60.34%
C/O RELIANCE TRUST COMPANY
4900 W BROWN DEER RD
MILWAUKEEE, WI 53223-2422
RAYMOND JAMES	1,717,586.319	28.68%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102
CHARLES SCHWAB & CO INC	597,212.796	9.97%
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO, CA 94105-1905

BALANCED FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
CHARLES SCHWAB & CO INC	188,931.947	11.93%
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO, CA 94105-1905
NATIONAL FINANCIAL SERVICES LLC	141,270.048	8.92%
499 WASHINGTON BLVD
JERSCITY CITY, NJ 07310-1995
ASCENSUS TRUST CO FBO	111,785.100	7.06%
FIRST NATIONAL BANK CONSOLIDATION I
PO BOX 10758
FARGO, ND 58106-0758

BALANCED FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
EMPOWER TRUST FBO	1,208,116.959	45.13%
EMPOWER BENEFITS PLAN
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE, CO 80111-5002
VOYA INSTITUTIONAL TRUST COMPANY	952,256.480	35.57%
FBO VIPS II
30 BRAINTREE HILL OFFICE PARK
BRAINTREE, MA 02184-8747
MARIL & CO FBO NG	332,863.740	12.44%
C/O RELIANCE TRUST COMPANY
4900 W BROWN DEER RD
MILWAUKEE, WI 54304-5280

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SMALL/MID CAP FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
HAROLD B. KOSOWSKY & ALICE K. KOSOWSKY JTWROS	7,590.738	27.64%
OMAHA, NE 68124-1095
FIRST NATIONAL BANK OF OMAHA CUST	7,380.420	26.88%
IRA R/O FBO
NANCY F. CURRAN
OMAHA NE 68135-1424
FIRST NATIONAL BANK OF OMAHA CUST	3,137.949	11.43%
ALICE K. KOSOWSKY IRA
OMAHA, NE 68124-1095
FIRST NATIONAL BANK OF OMAHA CUST	2,531.247	9.22%
ROTH CONTRIBUTION IRA
FBO JEROME TONNESON
LENEXA, KS 66219-1435
FIRST NATIONAL BANK OF OMAHA CUST	2,297.370	8.37%
HAROLD B. KOSOWSKY IRA
OMAHA, NE 68124-1095
CHARLES SCHWAB & CO INC	1,794.521	6.54%
SPECIAL ACCOUNT A/C FBO CUSTOMERS
211 MAIN ST
SAN FRANCISCO, CA 94105-1901

SMALL/MID CAP FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	412,084.331	51.85%
C/O RELIANCE TRUST COMPANY
4900 W BROWN DEER RD
MILWAUKEE, WI 53223-2422
CHARLES SCHWAB & CO INC	174,818.936	21.99%
SPECIAL CUSTODY A/C FBO CUSTOMERS
211 MAIN ST
SAN FRANCISCO, CA 94105-1905
RAYMOND JAMES	169,397.091	21.31%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102

SMALL COMPANY FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
CHARLES SCHWAB & CO INC	713,913.537	44.97%
SPECIAL CUSTODY A/C FBO CUSTOMERS
211 MAIN ST
SAN FRANCISCO, CA 94105-1901
PERSHING LLC	108,635.171	6.94%
PO BOX 2052
JERSEY CITY, NJ 07303-2052

45

SMALL COMPANY FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
C/O UMB BANK	2,367,417.795	10.58%
SEI PROIVATE TRUST CO
ONE FREEDOM VALEY DRIVE
OAKS, PA 19456-9989
JP MORGAN SECURITIES LLC OMNIBUS	2,273,797.410	10.16%
ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS
4 CHASE METROTECH CTR
3RD FLOOR MUTUAL FUND DEPARTMENT
BROOKLYN, NY 11245-0001
SAXON & CO	2,227,476.971	9.95%
PO BOX 94597
CLEVELAND, OH 44101-4597
MARIL & CO FBO NG	1,842,714.532	8.23%
C/O RELIANCE TRUST COMPANY
4900 W BROWN DEER RD
MILWAUKEE, WI 53223-2422
WELLS FARGO BANK NA FBO	1,720,969.919	7.69%
OMNIBUS CASH
PO BOX 1533
MINNEAPOLIS, MN 55480-1533
CHARLES SCHWAB & CO INC	1,223,474.564	5.47%
SPECIAL CUSTODY A/C FBO CUSTOMERS
211 MAIN ST
SAN FRANCISCO, CA 94105-1901
WELLS FARGO CLEARING SERVICES LLC	1,180,652.026	5.285%
SPECIAL CUSTODY ACCT FOR
THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS, MO 63103-2523

As of July 5, 2024, the following persons beneficially owned more than 25% of the shares of the Fund(s) indicated below:

SHORT-INTERMEDIATE BOND FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	13,913,928.138	58.66%
C/O BMO HARRIS BANK NA
4900 W BROWN DEER RD
MILWAUKEE, WI 53223-2422
RAYMOND JAMES	7,924,266.594	33.41%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102

46

INCOME FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
ASCENSUS TRUST CO FBO	118,847.051	50.53%
FIRST NATIONAL BANK CONSOLIDATION I
PO BOX 10758
FARGO, ND 58106-0758

INCOME FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	11,671,008.347	63.15%
C/O RELIANCE TRUST COMPANY ATTN MF
4900 W BROWN DEER RD
MILWAUKEE, WI 53223-2422
RAYMOND JAMES	6,533,804.808	35.35%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102

NEBRASKA TAX-FREE FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	3,613,627.594	60.34%
C/O RELIANCE TRUST COMPANY
4900 W BROWN DEER RD
MILWAUKEEE, WI 53223-2422
RAYMOND JAMES	1,717,586.319	28.68%
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCOUNT
880 CARILLON PKWY
ST PETERSBURG, FL 33716-1102

BALANCED FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
EMPOWER TRUST FBO	1,208,116.959	45.13%
EMPOWER BENEFITS PLAN
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE, CO 80111-5002
VOYA INSTITUTIONAL TRUST COMPANY	952,256.480	35.57%
FBO VIPS II
30 BRAINTREE HILL OFFICE PARK
BRAINTREE, MA 02184-8747

SMALL/MID CAP FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
HAROLD B. KOSOWSKY & ALICE K. KOSOWSKY JTWROS	7,590.738	27.64%
OMAHA, NE 68124-1095
FIRST NATIONAL BANK OF OMAHA CUST	7,380.420	26.88%
IRA R/O FBO
NANCY F. CURRAN
OMAHA NE 68135-1424

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SMALL/MID CAP FUND – INSTITUTIONAL PLUS CLASS

Shareholder	Number of Shares	Percent of Class
MARIL & CO FBO NG	412,084.331	51.85%
C/O RELIANCE TRUST COMPANY
4900 W BROWN DEER RD
MILWAUKEE, WI 53223-2422

SMALL COMPANY FUND – INSTITUTIONAL CLASS

Shareholder	Number of Shares	Percent of Class
CHARLES SCHWAB & CO INC	713,913.537	44.97%
SPECIAL CUSTODY A/C FBO CUSTOMERS
211 MAIN ST
SAN FRANCISCO, CA 94105-1901

Vote of a Majority of the Outstanding Shares

As used in the Prospectus and this SAI, a “vote of a majority of the outstanding Shares” of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (i) 67% or more of the votes of Shareholders of such Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (ii) the holders of more than 50% of the outstanding Shares of that Fund.

Additional Tax Information

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Funds and to an investment in the Funds by a U.S. shareholder. This summary does not purport to be a complete description of the income tax considerations applicable to such an investment. For example, the following does not describe income tax consequences that are assumed to be generally known by U.S. shareholders or certain considerations that may be relevant to certain types of U.S. shareholders subject to special treatment under U.S. federal income tax laws, including tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts and financial institutions. This summary assumes that U.S. shareholders hold Shares as capital assets (within the meaning of the Code). The discussion is based upon the Code, Treasury regulations, and administrative and judicial interpretations, each as of the date of this SAI and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state, or local tax and does not discuss any tax consequences to investors that are not U.S. shareholders. Furthermore, this discussion generally does not reflect possible application of the alternative minimum tax (“AMT”).

Each of the Funds is treated as a separate entity for federal income tax purposes and each intends to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Code, for so long as such qualification is in the best interest of such Fund’s Shareholders. Qualification as a RIC under the Code requires, among other things, that the regulated investment company distribute to its Shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess if any, of net short-term capital gains over long-term capital losses). Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards. In addition, in order to qualify as a RIC, the following source-of-income and asset-diversification requirements must be met: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and (iii) at the end of each fiscal quarter of a Fund’s taxable year, not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (y) the securities of two or more issuers that a Fund controls and which are engaged in the same, or similar, or related trades or businesses or (z) the securities of one or more qualified publicly traded partnerships.

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Each Fund contemplates declaring as dividends 100% of its investment company taxable income (before deduction of dividends paid). In order to avoid the imposition of an excise tax, each Fund is required to distribute annually, prior to calendar year end, 98% of taxable net ordinary income on a calendar year basis, 98.2% of capital gain net income realized in the 12 months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year. If distributions during the calendar year were less than the required amounts, that Fund would be subject to a nondeductible 4% excise tax on the deficiency. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the Shareholders. A return of capital distribution will generally not be taxable, but will reduce each Shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold.

Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, although the Regulated Investment Company Modernization Act of 2010 (the “Act”) allows cures, through the payment of monetary penalties, for failure to satisfy either the RIC qualifying income or diversification requirements, if for any taxable year that a Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders) and its distributions (including capital gain distributions) generally will be taxed as dividends to Shareholders. In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and corporate Shareholders would be eligible for the dividends received deduction. Non-corporate Shareholders may be able to treat such dividend distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

For taxable years that begin after December 31, 2012, an additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. In addition, some foreign countries may impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to file an election with the IRS that will enable its Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by that Fund. Because less than 50% in value of a Fund’s total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro-rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

Each Fund will be required in certain cases to backup withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts paid to any Shareholder who (i) has provided either an incorrect tax identification number or no number at all, (ii) who is subject to withholding by the IRS for failure to properly include on their return payments of interest or dividends, (iii) who has failed to certify to the Fund such Shareholder is not subject to backup withholding, or (iv) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

A Fund may invest in complex securities that may be subject to numerous special and complex tax rules such as MLPs or Treasury Inflation Protected Securities (“TIPS”). These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing, or character of the income distributed to you by a Fund.

Distributions paid by a Fund from its investment company taxable income, which includes realized net short-term capital gain, generally are taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or in Shares. Such distributions (if designated by the Fund) may qualify (provided holding period and

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certain other requirements are met) (i) for the dividends received deduction available to corporations, but only to the extent that a Fund’s income consists of dividends received from U.S. corporations, excluding distributions from REITs and certain other entities and (ii) in the case of non-corporate U.S. shareholders, as qualified dividend income eligible to be taxed at the reduced maximum rate of generally 20% (0% or 15% for such shareholders in lower tax brackets) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.

Distributions of a Fund’s net capital gain (which generally is its realized net long-term capital gains in excess of realized net short-term capital losses), properly designated by the Fund as capital gain dividends, if any, are taxable to U.S. shareholders at rates applicable to long-term capital gain, whether paid in cash or in Shares, and regardless of how long the U.S. shareholder held the Fund’s Shares. Capital gain dividends are not eligible for the dividends received deduction. The maximum tax rate on net capital gain of non-corporate U.S. shareholders is generally 20% (0% or 15% for such non-corporate shareholders in lower brackets). Distributions in excess of the Fund’s earnings and profits, which represents a “return of invested principal,” first reduce the adjusted tax basis of a U.S. Shareholder’s Shares and, after such adjusted tax basis is reduced to zero, constitutes capital gain to such U.S. stockholder (assuming the stockholder’s Fund Shares are held as a capital asset). For non-corporate taxpayers, distributions of investment company taxable income (other than qualified dividend income) may currently be taxed at a maximum federal rate of 37%, while net capital gain generally will be taxed at a maximum federal rate of 20%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum federal rate of 21%. To the extent that a distribution from a Fund is taxable, it is generally included in a Shareholder’s gross income for the taxable year in which the Shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to the Shareholders as if the dividend was received in the calendar year it was declared. Every year, each Shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

As noted in its prospectus, the Nebraska Tax-Free Fund intends to pay income exempt from both federal and Nebraska income tax and will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to alternative minimum tax (“AMT”). Income derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the AMT for both corporate and non-corporate taxpayers as provided by Section 55 of the Internal Revenue Code.

Any gain or loss recognized on a sale, exchange, or redemption of Shares by a Shareholder who is not a dealer in securities will generally, for individual Shareholders, be treated as a long-term capital gain or loss if the Shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if Shares on which a Shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such Shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of Shares will be disallowed to the extent a Shareholder repurchases (or enters into a contract to or option to repurchase) Shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period. The disallowed loss will be added to the cost basis of the new Shares acquired.

Under the Act “each Fund is permitted to carry forward capital losses for an unlimited period and retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law. However, any losses incurred during the fiscal year ended March 31, 2012 or later years will be required to be utilized prior to the losses incurred prior to the Act. As a result of this ordering rule, capital loss carry forwards incurred prior to the Act may be more likely to expire unused.

At March 31, 2024, the following Funds had net capital loss carry forwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carry forwards are listed in the table below.

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	No Expiration
Fund	Short Term	Long Term	Total
Short-Intermediate Bond Fund	$(1,021,067)	$(7,988,604)	$(9,009,671)
Income Fund	(1,653,630)	(6,460,295)	(8,113,925)
Nebraska Tax-Free Fund	(155,470)	(678,086)	(833,556)
Balanced Fund	0	0	0
Small/Mid Cap Fund	(124,409)	(288,219)	(412,628)
Small Company Fund	0	0	0

State Taxes

Distributions by a Fund to Shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund Shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate Shareholders.

Information in the Prospectus and this SAI relating to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative or administrative action.

Miscellaneous

The Prospectus and this SAI omit certain of the information contained in the Company’s Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

Financial Statements

The following audited financial statements for all Funds are contained in the Funds’ Annual Report, which is incorporated herein by reference, and considered legally part of, this SAI. The financial statements and related report of the Funds’ independent registered public accounting firm included in the Funds’ annual report for the fiscal year ended March 31, 2024 are incorporated by reference into this SAI. Copies of the Annual Report may be obtained, free of charge, by writing to the Company at P.O. Box 219022, Kansas City, MO 64141-6022, or by telephoning toll free (800) 662-4203.

1.	Schedules of Portfolio Investments as of March 31, 2024

2.	Statements of Assets and Liabilities as of March 31, 2024

3.	Statements of Operations for the period ended March 31, 2024

4.	Statements of Changes in Net Assets for the periods ended March 31, 2024 and 2023

5.	Financial Highlights

6.	Notes to Financial Statements

7.	Report of Independent Registered Public Accounting Firm
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APPENDIX A

Investment Grade Debt Securities. As stated in the Prospectus, each Fund may invest in debt securities rated at purchase Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent rating or better by nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered by the Fund’s Adviser to be of comparable quality (“Investment Grade Debt Securities”). The Short-Intermediate Bond Fund and the Income Fund may invest up to 20% of their assets in fixed income securities rated below “Investment Grade,” but no lower than a B rating by an NRSRO at the time of purchase. The Balanced Fund may invest up to 20% of the fixed income portion of the Fund in fixed income securities rated below “investment grade,” but not lower than a B rating by an NRSRO at the time of purchase.

As with other fixed-income securities, Investment Grade Debt Securities are subject to credit risk and market risk. Market risk relates to changes in a security’s value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Because certain Investment Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. Particular types of Investment Grade Debt Securities may present special concerns. Some Investment Grade Debt Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Investment Grade Debt Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Advisers conduct their own independent credit analysis of Investment Grade Debt Securities. Should subsequent events cause the rating of a debt security purchased by one of the Funds to fall below the fourth highest rating category, as the case may be, the Fund’s Adviser will consider such an event in determining whether that Fund should continue to hold that security. The Advisers expect that they would not retain more than 5% of the assets of any Fund in such downgraded securities. In no event, however, would that Fund be required to liquidate any such portfolio security where the Fund should suffer a loss on the sale of such securities.

Commercial Paper Ratings. Moody’s commercial paper rating reflects opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime3 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Commercial paper rated Prime3, Prime2, or Prime1 by Moody’s is considered to be “investment grade.”

Commercial paper rated F1+ by Fitch Inc. (“Fitch”) is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., F1+. Commercial paper rated F2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned F1+ or F1 ratings. Commercial paper rated F1+, F1, or F2 by Fitch is considered to be “investment grade.” While commercial paper rated F3 by Fitch is regarded as having characteristics suggesting that the degree of assurance for timely payment is adequate, and is considered “investment grade,” near-term adverse changes could cause this commercial paper to be rated below “investment grade.” Commercial paper rated FS by Fitch is regarded as having characteristics suggesting a minimal degree of assurance for timely payment and is vulnerable to near term adverse changes in financial and economic conditions. Commercial paper rated D by Fitch is in actual or imminent payment default.

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The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

Corporate Debt Ratings. The following summarizes the four highest ratings used by Moody’s for corporate debt. Bonds that are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds that are rated Baa by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Corporate debt rated Baa, A, Aa, and Aaa by Moody’s is considered to be “investment grade” corporate debt.

Moody’s applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

The following summarizes the four highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+. Bonds rated as A are considered to be of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below “investment grade” is higher than for bonds with higher ratings.

Municipal Obligations Ratings

The following summarizes the three highest ratings used by Moody’s for state and municipal short-term obligations. Obligations bearing MIG1 or VMIG1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support, or demonstrated broadbased access to the market for refinancing. Obligations rated MIG2 or VMIG2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG3 or VMIG3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

The following summarizes the four highest ratings used by Moody’s for state and municipal bonds:

“Aaa”: Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as

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large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

“A”: Bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Definitions of Certain Money Market Instruments

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.

U.S. Government Agency and Instrumentality Obligations. Obligations of the U.S. government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies and Procedures of Tributary Funds, Inc.

It is the policy of the Board of Directors of Tributary Funds, Inc. (the “Board”) to delegate the responsibility for voting proxies relating to portfolio securities to each investment adviser as a part of the adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the guidelines adopted by the Board for the administration of this policy:

Fiduciary Duty. The right to vote a proxy with respect to portfolio securities held in portfolios of Tributary Funds, Inc. (the “Funds”) is an asset of the Funds. Each adviser/sub-adviser to whom authority to vote on behalf of the Funds is delegated acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures. Each adviser must present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. The Board shall review the policies, procedures and other guidelines presented by each adviser to determine that they meet the requirements of this policy.

Reporting. The adviser’s annual proxy report must include a separate report of proxies with respect to which the adviser or its affiliates have a relationship with the companies issuing the proxy that gives rise to a conflict of interest between the adviser and the Funds. The report must indicate the nature of the conflict of interest between the adviser and the Funds and how that conflict was resolved with respect to the voting of the proxy.

Sub-Advisers. The adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities to a sub-adviser retained to provide investment advisory services to portfolios of the Funds. If such responsibility is delegated to a sub-adviser, the sub-adviser shall assume the reporting responsibilities of the adviser under these policy guidelines.

Record Retention. Each adviser/sub-adviser will maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Revocation. The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is voluntary and may be revoked by the Board, in whole or in part, at any time.

Tributary Capital Management, LLC

Proxy Voting

Policy

Tributary, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients

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how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Director of Operations has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Tributary has adopted procedures to implement the Firm’s policy and reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

Unless otherwise directed, Tributary votes proxies on the client’s behalf. In order to meet this fiduciary responsibility and to avoid conflicts of interest, Tributary has hired an independent, third party service provider (Glass Lewis & Company) to review all proxy voting matters and offer a recommendation. Tributary has adopted procedures to implement the Firm’s policy and reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

●	The holdings of each client account are linked to Tributary’s Proxy Edge ID. Tributary monitors Proxy Edge for upcoming proxy votes. All votes are populated by Glass Lewis. Portfolio Managers review each vote and if they wish to deviate from the Glass Lewis Guidelines, the vote is manually updated. All proxy votes are completed in a timely and appropriate manner.

●	If the client’s custodian is unable to send the holdings to Proxy Edge, the Director of Operations will receive and vote these proxies manually according to the Voting Guidelines below unless otherwise directed by the Portfolio Manager;

●	The CCO or designee will perform tests at least annually to determine if the Firm has established effective proxy voting policies and procedures. The testing will include, among other things, whether proxies are being received and voted in a timely manner and whether votes are being cast according to the proxy policy.

Disclosure

●	The CCO will include a statement in the Disclosure Document that clients may request information regarding how Tributary voted client proxies, and that clients may request a copy of the Firm’s proxy policies and procedures.

Client Requests for Information

●	All client requests for information regarding proxy votes, or policies and procedures, received by any Supervised Person should be forwarded to the Director of Operations.

●	In response to any request, the Director of Operations will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Tributary voted the client’s proxy with respect to each proposal about which client inquired.

Conflicts of Interest

●	Tributary will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Tributary with the issuer of each security to determine if Tributary or any of its Supervised Persons has any financial, business or personal relationship with the issuer.
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●	If a material conflict of interest exists, Tributary will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

●	Tributary will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

Tributary shall retain the following proxy records in accordance with the Books and Records policy.

Glass Lewis Voting Guidelines

Election of Directors

In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

Auditors

The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

Compensation

Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensations plans based upon their specific features and will vote against plans that would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensations (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisor compensation votes.

Authorized Shares

Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholder approval to justify the use of additional shares. Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

Shareholder Rights

Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

Mergers/Acquisitions

Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

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Shareholder Proposals

We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

Governance

The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well-targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chair.

Compensation

The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

Environment

Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental implications. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

Social

Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

First National Advisers

Proxy Voting

Policy

First National Advisers, LLC, as a matter of policy and as a fiduciary to the Funds and their shareholders, has responsibility for voting proxies for portfolio securities consistent with the best interests of the Fund shareholders. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to Tributary Capital Management (Tributary) about the voting of proxies for their portfolio securities and maintaining relevant and required records.

B-4

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

The SEC issued guidance, effective September 2019, concerning the proxy voting responsibilities of investment advisers particularly where they use the services of a proxy advisory firm. Supplemental SEC guidance followed in July 2020 that provides further examples of what investment advisers should consider when relying on a proxy advisory firm

Responsibility

The Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and recordkeeping

Procedure

The Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and recordkeeping

Voting Procedure

●	The FNA Committee has elected to utilize an independent third party (who is contracted by FNBO through Broadridge), Glass Lewis & Company (Glass Lewis), to vote proxies according to a set of predetermined proxy voting guidelines. The Portfolio Managers, however, may choose to override any Glass Lewis proxy vote that they do not believe is in the best interest of the Fund shareholders. The Portfolio Manager that overrides a vote will provide a copy of all documentation that memorializes the decision to the Chief Compliance Officer.

●	FNA will periodically sample proxy votes to determine if they are voted in accordance with Glass Lewis’ proxy voting guidelines.

●	FNA votes shares via ProxyEdge, an electronic voting platform provided by Broadridge Financial Solutions Inc. (who is contracted by FNBO), in a timely manner. Additionally, ProxyEdge retains a record of all proxy votes.

Proxy Voting Service Due Diligence

●	FNA will at least annually determine if Glass Lewis has the capacity and competency to adequately analyze proxy issues, including determining if their recommendations are based on materially accurate information; and

●	FNA will determine at least annually if Glass Lewis has adequate policies and procedures in place to address any conflicts of interests

Disclosure

●	FNA will at least annually determine if Glass Lewis has the capacity and competency to adequately analyze proxy issues, including determining if their recommendations are based on materially accurate information; and
B-5

●	FNA will determine at least annually if Glass Lewis has adequate policies and procedures in place to address any conflicts of interests

Recordkeeping

First National Advisers, LLC shall retain the following proxy records in accordance with the SEC’s five- year retention requirement.

●	these policies and procedures and any amendments;

●	each proxy statement that First National Advisers, LLC receives;

●	a record of each vote that First National Advisers, LLC casts;

●	any document First National Advisers, LLC created that was material to making a decision to override Glass Lewis’ recommendation; and

●	a copy of any Tributary request for information on how First National Advisers, LLC voted shareholder’s proxies and a copy of any written response
B-6

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Articles of Amendment and Sixth Amended and Restated Articles of Incorporation of the registrant dated August 15, 2022 (incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 67 on Form N-1A filed on July 27, 2023).

(b)	Amended and Restated Bylaws (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the registrant and Tributary Capital Management, LLC dated May 3, 2010 (incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(d)(1)(i)	Amendment to Investment Advisory Agreement between the registrant and Tributary Capital Management, LLC dated April 29, 2022 (incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(d)(2)	Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated November 17, 2011 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(d)(3)	Amendment to Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated October 1, 2014 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(d)(3)(i)	Second Amendment to Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated November 17, 2015 (incorporated by reference to Exhibit (d)(3)(i) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).

(d)(4)	Assignment and Assumption Agreement between Tributary Capital Management, LLC, First National Bank (Omaha) and First National Advisers, LLC dated April 26, 2021 (incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 65 on Form N-1A filed on July 29, 2021).

(e)(1)	Underwriting Agreement between the registrant and Northern Lights Distributors, LLC dated April 30, 2015 (incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).

(e)(2)	Distribution Services Agreement between the Tributary Capital Management, LLC and Northern Lights Distributors, LLC dated February 1, 2019 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 61 on Form N-1A filed July 22, 2019).

(f)	Not applicable.

(g)	Domestic Custody Agreement between the registrant and MUFG Union Bank, N.A. dated September 2, 2015 (incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 61 on Form N-1A filed July 22, 2019).

(g)(1)	Addendum to Domestic Custody Agreement between the registrant and MUFG Union Bank, N.A. dated July 2, 2019 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 61 on Form N-1A filed July 22, 2019).

(g)(2)	Assignment of Custody Agreement from MUFG Union Bank, N.A. to U.S. Bank, N.A. dated May 26, 2021 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 65 on Form N-1A filed on July 29, 2021).

(h)(1)	Administrative Services Plan and Servicing Agreement to the Administrative Services Plan by and between the registrant and Ascensus, Inc. dated August 15, 2012 (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(h)(1)(a)	First Amendment to Administrative Services Plan and Servicing Agreement to the Administrative Services Plan by and between the registrant and Ascensus, Inc. dated April 1, 2021 (incorporated by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 65 on Form N-1A filed on July 29, 2021).

(h)(2)	Administrative Services Plan and Servicing Agreement to the Administrative Services Plan by and between the registrant and First National Bank of Omaha dated August 19, 2010 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(3)	Co-Administration Agreement between the registrant and First National Bank of Omaha dated October 1, 2006 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 25 on Form N-1A filed July 30, 2007).

(h)(4)	Amendment and Assignment of Co-Administration Agreement between First National Bank of Omaha and Tributary Capital Management, LLC dated May 3, 2010 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(5)	Revenue Sharing Agreement between First National Bank of Omaha and Tributary Capital Management, LLC dated April 1, 2023 is filed herewith.

(h)(6)	Fund Accounting and Co-Administration Services Agreement between the registrant and Atlantic Fund Administration, LLC dated August 1, 2015 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(6)(A)	Fee Waiver Agreement between registrant and Atlantic Fund Administration, LLC dated November 18, 2022 (incorporated by reference to (incorporated by reference to Exhibit (h)(5)(a) to Post-Effective Amendment No. 67 on Form N-1A filed July 27, 2023).

(h)(6)(i)	Amendment to Co-Administration Services Agreement between the registrant and Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) dated May 21, 2020 (incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(h)(6)(ii)	Second Amendment to Co-Administration Services Agreement between the registrant and Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) dated November 15, 2021 (incorporated by reference to (incorporated by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(h)(6)(iii)	Third Amendment to Co-Administration Services Agreement between the registrant and Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) dated June 4, 2024 is filed herewith.

(h)(7)	Amended and Restated Agency Agreement between the registrant and DST Systems, Inc. dated October 1, 2012 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(8)	Transfer Agency Fee Schedule to Agency Agreement between the registrant and DST Systems, Inc. effective October 1, 2014 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(9)	Amended Fee Schedule to the Amended and Restated Agency Agreement between registrant and DST Systems, Inc. dated March 24, 2015 (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(10)	Amendment to the Amended and Restated Agency Agreement between registrant and DST Systems, Inc. dated April 16, 2015 (incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(11)	Amended and Restated Agency Agreement between the registrant and DST Systems, Inc. dated May 21, 2018 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(12)	Services Agreement between the registrant, Tributary Capital Management, LLC, and Charles Schwab & Co., Inc. dated April 17, 2006 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 32 on Form N-1A filed July 30, 2008).

(h)(13)	Schedule 1 to the Services Agreement between the registrant, Tributary Capital Management, LLC, and Charles Schwab & Co., Inc. dated December 20, 2011 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(14)	Operating Agreement between the registrant and Charles Schwab & Co., Inc. dated April 17, 2006 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 32 on Form N-1A filed July 30, 2008).

(h)(14)(i)	Amended Operating Agreement between the registrant and Charles Schwab & Co., Inc. dated March 15, 2017 (incorporated by reference to Exhibit (h)(12)(i) to Post-Effective Amendment No. 56 on Form N-1A filed November 6, 2017).

(h)(15)	Services Agreement between Tributary Capital Management, LLC, FNB Fund Advisers, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated August 1, 2009 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(16)	Amendment to Services Agreement between Tributary Capital Management, LLC, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated May 3, 2010 (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 35 on Form N-1A filed July 29, 2010).

(h)(17)	Amendment to Services Agreement between Tributary Capital Management, LLC, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated August 1, 2013 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(18)	Operating Agreement between the registrant, Northern Lights Distributors, LLC, Tributary Capital Management, LLC, and Vanguard Marketing Corporation dated October 4, 2013 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(19)	Operations Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(16) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(20)	No-Load Fund Services Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(21)	Fee Based Supplemental Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(22)	Compensation Letter Agreement between Tributary Capital Management, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated July 9, 2013 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(23)	Acknowledgment of Obligations and Agreement between the registrant, Tributary Capital Management, LLC and Northern Lights Distributors, LLC dated August 22, 2013 (incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(24)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Ascensus, Incorporated under an Administrative Services Plan) dated August 31, 2013 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(25)	Ninth Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Fidelity under an Operating Agreement) dated October 1, 2014 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 61 on Form N-1A filed July 22, 2019).

(h)(26)	Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated under an Operations Agreement) dated October 1, 2014 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(27)	Third Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Charles Schwab & Co., Inc. under an Operating Agreement) dated August 1, 2017 (incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 on Form N-1A filed November 6, 2017).

(h)(28)	Revenue Sharing Agreement between First National Advisers, LLC d/b/a Private Wealth Reserve and Tributary Capital Management, LLC dated April 1, 2023 is filed herewith.

(h)(29)	Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Vanguard Marketing Corporation under an Operating Agreement) dated October 1, 2014 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(30)	Order Processing Agreement between the registrant and J.P. Morgan Clearing Corp. dated December 6, 2011 (incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(31)	Shareholder Serving Agreement between Tributary Capital Management LLC and J.P. Morgan Chase Bank dated July 1, 2013 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(32)	Supplement to Mutual Fund Sales Agreement for Servicing Fee among the registrant, Raymond James, and Northern Lights Distributor LLC dated January 12, 2015 (incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(33)	TD Ameritrade Trust Company Shareholder Service Agreement among the registrant, TD Ameritrade Company, and Tributary Capital Management, LLC dated May 11, 2015 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(h)(34)	Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated December 21, 2009 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(35)	Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated December 21, 2011 (incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(36)	Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated October 1, 2013 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(37)	Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated April 1, 2014 (incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(38)	Indemnification Agreement between the registrant and Stephen Frantz dated August 19, 2010 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(39)	Indemnification Agreement between the registrant and John McCartney dated August 19, 2010 (incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(40)	Indemnification Agreement between the registrant and Gary Parker dated August 19, 2010 (incorporated by reference to Exhibit (h)(21) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(41)	Indemnification Agreement between the registrant and Robert Reed dated August 19, 2010 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(42)	Indemnification Agreement between the registrant and Rodney Ruehle dated August 19, 2010 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(43)	Indemnification Agreement between the registrant and Daniel Koors dated August 19, 2010 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(44)	Indemnification Agreement between the registrant and Emily Bennett dated June 17, 2013 (incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(h)(45)	Indemnification Agreement between the registrant and Karen Buiter dated May 7, 2014 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(46)	Indemnification Agreement between the registrant and Angela Burke dated June 24, 2014 (incorporated by reference to Exhibit (h)(36) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(47)	Indemnification Agreement between the registrant and Stephen C. Wade dated February 21, 2017 (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(48)	Indemnification Agreement between the registrant and David F. Larrabee dated February 21, 2017 (incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(49)	Indemnification Agreement between the registrant and Brittany A. Fahrenkrog dated February 21, 2017 (incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(50)	Indemnification Agreement between the registrant and Gino Malaspina dated February 21, 2017 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(51)	Indemnification Agreement between the registrant and Donna Walsh dated June 13, 2018 (incorporated by reference to Exhibit (h)(48) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(52)	Amended Expense Waiver Agreement between registrant and Tributary Capital Management, LLC dated August 1, 2024 is filed herewith.

(h)(53)	Expense Waiver Agreement between registrant and First National Fund Advisors dated August 1, 2014 (incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(54)	Amendment to Expense Waiver Agreement between registrant and First National Fund Advisors dated November 17, 2015 (incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 48 on Form N-1A filed December 30, 2015).

(h)(55)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by J.P. Morgan Clearing Corporation, under an Order Processing Agreement and a Networking Fee Addendum to the Order Processing Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(56)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Wells Fargo Advisors, LLC, under a Selling Agreement, Omnibus Agreement, Networking Agreement Addendum, and Supplement to Dealer Sales Agreement) dated July 1, 2016 (incorporated by reference to Exhibit (h)(47) to Post-Effective Amendment No. 51 on Form N1-A filed on July 25, 2016).

(h)(57)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by UBS Financial Services, Inc., under a Sub-Accounting and Administrative Services Agreement and a Selling Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(48) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(58)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Raymond James Financial Services, Inc., under a Supplement to Mutual Fund Sales Agreement for Servicing Fee) dated August 17, 2015 (incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(58)(i)	Second Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Raymond James Financial Services, Inc., under a Supplement to Mutual Fund Sales Agreement for Servicing Fee) dated January 1, 2018 (incorporated by reference to Exhibit (h)(55)(i) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(59)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Pershing LLC, under an Operating Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(60)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by TD Ameritrade Trust Company under a Shareholder Service Agreement) dated August 17, 2015 (incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(61)	Administrative Services Plan and Servicing Agreement by and between the registrant and PNC Investments, LLC dated January 20, 2016 (incorporated by reference to Exhibit (h)(52) to Post-Effective Amendment No. 51 on Form N-1A filed July 25, 2016).

(h)(62)	Operating Agreement between the registrant, Northern Lights Distributors, LLC, and Pershing LLC dated May 18, 2009 (incorporated by reference to Exhibit (h)(57) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(63)	Addendum to Operating Agreement between the registrant, Tributary Capital Management, LLC, Northern Lights Distributors, LLC, and Pershing LLC dated February 15, 2017 (incorporated by reference to Exhibit (h)(58) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(64)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Pershing LLC under an Operating Agreement) dated May 24, 2016 (incorporated by reference to Exhibit (h)(59) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(65)	Second Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Pershing LLC under an Operating Agreement) dated February 21, 2017 (incorporated by reference to Exhibit (h)(60) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(h)(66)	Recordkeeping Agreement between Pershing LLC and Tributary Funds, Inc. dated May 19, 2023 is filed herewith.

(h)(66)(i)	Addendum to Recordkeeping Agreement between Pershing LLC and Tributary Funds, Inc. dated August 11, 2023 is filed herewith

(h)(67)	Administrative Services Agreement between Edward D. Jones & Co., L.P., Northern Lights Distributors, LLC, and the registrant dated February 22, 2018 (incorporated by reference to Exhibit (h)(63) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(67)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Bank (for services provided by Edward D. Jones & Co., L.P. under an Administrative Services Agreement) dated February 20, 2018 (incorporated by reference to Exhibit (h)(64) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(69)	Omnibus Order Processing Agreement between J.P. Morgan Securities, LLC, the registrant and Northern Lights Distributors, LLC dated December 12, 2017 (incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(70)	Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC and First National Bank (for services provided by J.P. Securities LLC under an Omnibus Order Processing Agreement) dated February 20, 2018 (incorporated by reference to Exhibit (h)(66) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(71)	Amendment to Networking Fee Agreement between registrant, Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. dated January 1, 2018 (incorporated by reference to Exhibit (h)(67) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(h)(72)	Shareholder Services Agreement between Northern Lights Distributors, LLC, MSCS Broadridge Business Process Outsourcing, LLC, registrant and Tributary Capital Management, LLC dated August 29, 2019 (incorporated by reference to Exhibit (h)(68) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(h)(72)(i)	Amendment to Shareholder Services Agreement between Northern Lights Distributors, LLC, MSCS Broadridge Business Process Outsourcing, LLC, registrant and Tributary Capital Management, LLC dated August 29, 2019 (incorporated by reference to Exhibit (h)(68)(i) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(h)(73)	Administrative Services Agreement between GWFS Equities, Inc, registrant and Tributary Capital Management, LLC dated November 7, 2019 (incorporated by reference to Exhibit (h)(69) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(h)(74)	Fee Apportionment Agreement between registrant, Tributary Capital Management, LLC and First National Bank dated November 7, 2019 (incorporated by reference to Exhibit (h)(70) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(h)(75)	Omnibus Shareholder Services Agreement between LPL Financial LLC and registrant dated January 21, 2020 (incorporated by reference to Exhibit (h)(71) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(h)(76)	Fee Apportionment Agreement between registrant, Tributary Capital Management, LLC and First National Bank dated February 20, 2020 (incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(h)(77)(i)	Administrative Services Agreement between registrant, Tributary Capital Management, LLC, Morgan Stanley LLC and E*TRADE Securities LLC (incorporated by reference to Exhibit (h)(73)(i) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(h)(77)(ii)	Mutual Fund Dealer Agreement between registrant, Tributary Capital Management, LLC, Morgan Stanley LLC and E*TRADE Securities LLC (incorporated by reference to Exhibit (h)(73)(ii) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(h)(77)(iii)	Mutual Fund Support Agreement between registrant, Tributary Capital Management, LLC, Morgan Stanley LLC and E*TRADE Securities LLC (incorporated by reference to Exhibit (h)(73)(iii) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(h)(77)(iv)	Fee Apportionment Agreement between registrant, Tributary Capital Management, LLC, Morgan Stanley LLC and E*TRADE Securities LLC (incorporated by reference to Exhibit (h)(73)(iv) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(h)(78)(i)	Shareholder Services Agreement between registrant, Tributary Capital Management, LLC, Voya Institutional Plan Services, LLC, and Northern Lights Distributors, LLC dated April 13, 2022 (incorporated by reference to Exhibit (h)(74)(i) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(h)(78)(ii)	Fee Apportionment Agreement between registrant, Tributary Capital Management, LLC and Voya Institutional Plan Services, LLC date April 20, 2022 (incorporated by reference to Exhibit (h)(74)(ii) to Post-Effective Amendment No. 66 on Form N-1A filed July 28, 2022).

(h)(79)	Mutual Fund Marketplace Agreement between registrant, Tributary Capital Management, LLC and Charles Schwab & Co., Inc. dated April 18, 2023 (incorporated by reference to (incorporated by reference to Exhibit (h)(75) to Post-Effective Amendment No. 67 on Form N-1A filed July 27, 2023).

(h)(79)(i)	Fee Apportionment Agreement between registrant, Tributary Capital Management, LLC and Charles Schwab & Co., Inc. dated June 6, 2023 (incorporated by reference to (incorporated by reference to Exhibit (h)(75)(i) to Post-Effective Amendment No. 67 on Form N-1A filed July 27, 2023).

(i)(1)	Opinion of Husch Blackwell LLP (incorporated by reference to Exhibit (i)(1) to Post-Effective Amendment No. 56 on Form N-1A filed on November 6, 2017).

(i)(2)	Consent of Husch Blackwell LLP is filed herewith.

(j)(1)	Consent of Cohen and Company, Ltd. for Tributary Funds is filed herewith.

(j)(2)	Limited Power of Attorney on behalf of Messrs. Parker, McCartney, and Reed, directors of the registrant, dated May 27, 2015 (incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 45 on Form N-1A filed July 29, 2015).

(j)(2)(i)	Limited Power of Attorney on behalf of Mr. Larrabee, director of the registrant, (incorporated by reference to Exhibit (j)(2)(i) to Post-Effective Amendment No. 53 on Form N-1A filed on July 21, 2017).

(j)(2)(ii)	Limited Power of Attorney on behalf of Ms. Fahrenkrog, director of the registrant, (incorporated by reference to Exhibit (j)(2)(ii) to Post-Effective Amendment No. 55 on Form N-1A filed August 25, 2017).

(j)(2)(iii)	Limited Power of Attorney on behalf of Ms. Walsh, director of the registrant, (incorporated by reference to Exhibit (j)(2)(iii) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(j)(2)(iv)	Limited Power of Attorney on behalf of Messrs. Larrabee, Parker and Reed and Mss. Fahrenkrog and Walsh, directors of the registrant (incorporated by reference to Exhibit (j)(2)(iv) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(m)(1)	Amended and Restated Distribution Plan — Tributary Funds: Class A Shares dated August 19, 2010 (incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(n)	Second Amended and Restated Rule 18f-3 Multi-Class Plan of the registrant dated August 1, 2011 (incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(o)	Not applicable.

(p)(1)	Code of Ethics of the registrant (incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 65 on Form N-1A filed July 23, 2020).

(p)(2)	Code of Ethics of First National Fund Advisers and Tributary Capital Management (incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 on Form N-1A filed July 25, 2018).

(p)(3)	Code of Ethics of Northern Lights Distributors, LLC (incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 61 on Form N-1A filed July 22, 2019).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

Sections 21-20,103 and 20,108 of the Nebraska Business Corporation Act allow indemnification of officers and directors of the registrant under circumstances set forth therein. The registrant has made such indemnification mandatory. Reference is made to Articles VII(D) and IX of the registrant’s Amended and Restated Articles of Incorporation and Article XIII of registrant’s Amended and Restated Bylaws.

The general effect of such provision is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines, and reasonable expenses including attorneys’ fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines, and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers, and employees of the corporation, such persons reasonably believed that the conduct was in the best interest of the corporation, or in the case of directors, officers, or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee, or agent of the corporation or any person serving as such at the request of the corporation against any liability of such person.

Nevertheless, the Amended and Restated Articles of Incorporation prohibit any indemnification that would be in violation of Section 17(b) of the Investment Company Act of 1940, as now enacted or hereafter amended and the Amended and Restated Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence, and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification by the registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the registrant by such director, officer, or controlling person and the U.S. Securities and Exchange Commission is still of the same opinion, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the indemnification provisions contained in the registrant’s Articles and Bylaws, the registrant has entered into indemnification agreements with each of its officers and directors. In addition to these indemnification agreements, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Underwriting Agreement, Fund Accounting and Co-Administration Agreement, and Domestic Custody Agreement. Finally, the registrant has also included in its Amended and Restated Articles of Incorporation a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 21-2018(2)(d) , such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the registrant or its shareholders.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Tributary Capital Management, LLC (“Tributary”), a wholly owned subsidiary of First National Bank of Omaha, a wholly owned subsidiary of First National of Nebraska, Inc. (“First National”), is the investment adviser to each of the investment portfolios of the registrant. First National and its affiliates provide a full range of financial and trust services to businesses, individuals, and government entities. First National and its affiliates serve Nebraska, as well as other areas of the Midwest.

To the knowledge of registrant, none of the directors or officers of Tributary is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain officers and directors of Tributary also hold positions with Tributary’s parent, First National, or its subsidiaries or affiliates.

Management of Tributary Capital Management, LLC

Name & Address	Principal Occupation
Mark A. Wynegar 1620 Dodge Street Stop 1089 Omaha, Nebraska, 68197	President (09/22/2016 to present)

ITEM 32. PRINCIPAL UNDERWRITERS.

Item 32(a)

Northern Lights Distributors, LLC (“NLD”), the principal underwriter of the registrant, also acts as principal underwriter for the following: Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Capitol Series Trust, CIM, Copeland Trust, Grandeur Peak Funds, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund Series Trust, Mutual Fund Variable Insurance Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Everest Fund, Puerto Rico DGI Trust, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Tuition Plan Consortium, LLC, Two Roads Shared Trust, Ultimus Managers Trust, Unified Series Trust ,Valued Advisers Trust and Zacks Trust.

Item 32(b)

NLD is registered with U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022. To the best of registrant’s knowledge, the following are the managers and officers of NLD:

Managers and Officers of Northern Lights Distributors, LLC

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with the Underwriter	with the Fund
Officers
Kevin Guerette	President	None
Gregory Evans	Financial Operations Principal	None
Bill Strait	Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None
Board of Managers
Bill Strait
David James

Item 32(c). Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Registrant are located, in whole or in part, at the office of the registrant, 1620 Dodge Street, Stop 1089, Omaha, NE 68197, and the following locations:

First National of Nebraska, Inc., One First National Center, Omaha, NE 68102
Tributary Capital Management, LLC, 1620 Dodge Street, Stop 3399, 39th Floor, Omaha, NE 68197

Office of the Co-Administrator, 3 Canal Plaza, Suite 600, Portland, ME 04101

Office of the Transfer Agent, 333 West 11th Street, Kansas City, MO 64105
U.S. Bank, N.A., 1155 N. Rivercenter Dr., MK-WI-S302 Milwaukee, WI 53212

First National Advisers, LLC, 205 West Oak Street, Fort Collins, CO 80521
First National Advisers, LLC, 14010 FNB Parkway, Omaha, NE 68154
Access Information Management Corporation, 3506 Keystone Drive, Omaha, NE 68134

Access Information Management Corporation, 8600 NE Underground Drive, Kansas City, MO 64161

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 24th day of July, 2024.

Tributary Funds, Inc.

By:	/s/ Stephen C. Wade
Name:	Stephen C. Wade
Title:	President
Date:	July 24, 2024

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Stephen C. Wade
Stephen C. Wade	President and Chairman of the Board of Directors	July 24, 2024

/s/ Karen Shaw
Karen Shaw	Treasurer	July 24, 2024

*/s/ Zachary Tackett
Gary D. Parker	Director	July 24, 2024

*/s/ Zachary Tackett
David F. Larrabee	Director	July 24, 2024

*/s/ Zachary Tackett
Donna Walsh	Director	July 24, 2024

*/s/ Zachary Tackett
Brittany A. Fahrenkrog	Director	July 24, 2024

/s/ Zachary Tackett
*By: Zachary Tackett	Attorney-in-Fact	July 24, 2024

*	Zachary Tackett signs this document on behalf of each of the foregoing persons pursuant to the Limited Power of Attorney.

EXHIBIT INDEX

(h)(5)	Revenue Sharing Agreement between First National Bank of Omaha and Tributary Capital Management, LLC dated April 1, 2023 is filed herewith.
(h)(6)(iii)	Third Amendment to Co-Administration Services Agreement between the registrant and Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) dated June 4, 2024 is filed herewith.
(h)(28)	Revenue Sharing Agreement between First National Advisers, LLC d/b/a Private Wealth Reserve and Tributary Capital Management, LLC dated April 1, 2023 is filed herewith.
(h)(52)	Amended Expense Waiver Agreement between registrant and Tributary Capital Management, LLC dated August 1, 2024 is filed herewith.
(h)(66)	Recordkeeping Agreement between Pershing LLC and Tributary Funds, Inc. dated May 19, 2023 is filed herewith.
(h)(66)(i)	Addendum to Recordkeeping Agreement between Pershing LLC and Tributary Funds, Inc. dated August 11, 2023 is filed herewith
(i)(2)	Consent of Husch Blackwell LLP is filed herewith.
(j)(1)	Consent of Cohen and Company, Ltd. for Tributary Funds is filed herewith.